SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]

   Post-Effective Amendment No. 19    (File No. 333-91691)                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 20 (File No. 811-07623) [ X ]

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
 -------------------------------------------------------------------------------

                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
 -------------------------------------------------------------------------------

                               (Name of Depositor)

                 20 Madison Avenue Extension, Albany, NY 12203
--------------------------------------------------------------------------------

        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
   [X]  on Oct. 11, 2005 pursuant  to  paragraph  (b)
   [ ]  60 days after  filing  pursuant  to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede prospectuses for RiverSource(SM) Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Advantage(SM) Variable Annuity/RiverSource Retirement Advisor Select(SM) Variable Annuity and RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity/RiverSource Retirement Advisor Select Plus(SM) Variable Annuity filed in Post-Effective Amendment No. 13 to Registration Statement No. 333-91691 filed on or about April 28, 2005.

PROSPECTUS


OCT. 11, 2005

RIVERSOURCE
RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY/RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.


Prospectuses are also available for:

   -    AIM Variable Insurance Funds

   -    AllianceBernstein Variable Products Series Fund, Inc.

   -    American Century(R) Variable Portfolios, Inc.

   -    Calvert Variable Series, Inc.

   -    Evergreen Variable Annuity Trust

   -    Fidelity(R) Variable Insurance Products - Service Class 2

   -    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
        Class 2

   -    Goldman Sachs Variable Insurance Trust (VIT)

   -    Lazard Retirement Series, Inc.

   -    Liberty Variable Investment Trust

   -    MFS(R) Variable Insurance Trust(SM)

   -    Oppenheimer Variable Account Funds - Service Shares

   -    Putnam Variable Trust - Class IB Shares

   - RiverSource(SM) Variable Portfolio Funds (previously American Express(R) Variable Portfolio Funds)


   -    Salomon Brothers Variable Series Funds, Inc.


   -    Van Kampen Life Investment Trust

   -    Wanger Advisors Trust

   -    Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                          3
THE CONTRACT IN BRIEF                                              5
EXPENSE SUMMARY                                                    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                       14
FINANCIAL STATEMENTS                                              38
THE VARIABLE ACCOUNT AND THE FUNDS                                38
THE FIXED ACCOUNT                                                 50
THE SPECIAL DCA ACCOUNT                                           50
BUYING YOUR CONTRACT                                              51
CHARGES                                                           54
VALUING YOUR INVESTMENT                                           59
MAKING THE MOST OF YOUR CONTRACT                                  60
SURRENDERS                                                        69
TSA -- SPECIAL PROVISIONS                                         70
CHANGING OWNERSHIP                                                70
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT               71
OPTIONAL BENEFITS                                                 72
THE ANNUITY PAYOUT PERIOD                                         80
TAXES                                                             82
VOTING RIGHTS                                                     85
SUBSTITUTION OF INVESTMENTS                                       85
ABOUT THE SERVICE PROVIDERS                                       86
APPENDIX A: EXAMPLE -- SURRENDER CHARGES                          89
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS                          93
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION      95


CORPORATE REORGANIZATION


On Sept.30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express) and is now a separate company trading under the ticker symbol AMP. Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contracts described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of the owner's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person (including a revocable trust) who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a non-natural person as the owner, "you, your" means the annuitant.


PORTFOLIO NAVIGATOR (PN) ASSET ALLOCATION PROGRAM: This is an optional asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program rider for an additional charge.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-    Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-    Roth IRAs under Section 408A of the Code

-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Plans under Section 401(k) of the Code

-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.


RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, Withdrawal Benefit and/or PN. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to invest.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 38)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 50)

-    the Special DCA account, when available. (p. 50)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 51)


PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS

If paying by installments under a scheduled payment plan:

     $23.08 biweekly, or
     $50 per month

                                                          RAVA ADVANTAGE PLUS        RAVA SELECT PLUS
  If paying by any other method:
     initial payment for qualified annuities                    $1,000                    $ 2,000
     initial payment for nonqualified annuities                  2,000                     10,000
     for any additional payments                                    50                         50

     RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT
                   PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

MAXIMUM ALLOWABLE PURCHASE PAYMENTS (without office approval) based on your age on the effective date of the contract:

                                                          RAVA ADVANTAGE PLUS        RAVA SELECT PLUS
  For the first year:
     through age 85                                           $999,999*                  $999,999*
     for ages 86 to 90                                         100,000                    100,000
  For each subsequent year:
     through age 85                                            100,000                    100,000
     for ages 86 to 90                                          50,000                     50,000

* RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (p. 66)

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 69)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 70)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 71)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 72)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 80)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRA may grow and be distributed tax free if you meet certain distribution requirements. (p. 82)


LIMITATIONS ON USE OF CONTRACTS: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. We may also be required to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

                SEVEN-YEAR SCHEDULE                                TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                                NUMBER OF COMPLETED
YEARS FROM DATE OF EACH       SURRENDER CHARGE      YEARS FROM DATE OF EACH       SURRENDER CHARGE
   PURCHASE PAYMENT              PERCENTAGE           PURCHASE PAYMENT               PERCENTAGE
          0                          7%                      0                            8%
          1                          7                       1                            8
          2                          7                       2                            8
          3                          6                       3                            7
          4                          5                       4                            7
          5                          4                       5                            6
          6                          2                       6                            5
          7+                         0                       7                            4
                                                             8                            3
                                                             9                            2
                                                            10+                           0

SURRENDER CHARGE FOR RAVA SELECT PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                    YEARS FROM                                     SURRENDER CHARGE
                   CONTRACT DATE                                      PERCENTAGE
                         1                                                 7%
                         2                                                 7
                         3                                                 7
                         Thereafter                                        0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                            Maximum: $50      Current: $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

OPTIONAL RIDER FEES

If eligible, you may select the following optional riders. The fee applies only if you elect the optional rider.

ROPP RIDER FEE                              Maximum: 0.30%    Current: 0.20%
MAV RIDER FEE                               Maximum: 0.35%    Current: 0.25%
5-YEAR MAV RIDER FEE                        Maximum: 0.20%    Current: 0.10%

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary.)


ACCUMULATION BENEFIT RIDER FEE              Maximum: 2.50%    Current: 0.60%


(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date.)

WITHDRAWAL BENEFIT RIDER FEE                Maximum: 2.50%    Current: 0.60%
PN RIDER FEE                                Maximum: 0.20%    Current: 0.10%

(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary)

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:         RAVA ADVANTAGE PLUS     RAVA SELECT PLUS
FOR NONQUALIFIED ANNUITIES                   0.95%                   1.20%
FOR QUALIFIED ANNUITIES                      0.75%                   1.00%
FOR BAND 3 ANNUITIES                         0.55%                   0.75%

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                     MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements        .55%     2.98%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                        GROSS TOTAL
                                                                     MANAGEMENT     12b-1      OTHER       ANNUAL
                                                                         FEES       FEES      EXPENSES    EXPENSES
AIM V.I. Capital Appreciation Fund, Series II Shares                    .61%        .25%        .30%       1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                     .75         .25         .35        1.35(1)
AIM V.I. Financial Services Fund, Series I Shares                       .75          --         .37        1.12(1)
(previously INVESCO VIF - Financial Services Fund, Series I Shares)
AIM V.I. International Growth Fund, Series I Shares
AIM V.I. Technology Fund, Series I Shares                               .75          --         .40        1.15(1)
(previously INVESCO VIF - Technology Fund, Series I Shares)
AllianceBernstein VP Growth and Income Portfolio (Class B)              .55         .25         .05         .85(2)
AllianceBernstein VP International Value Portfolio (Class B)            .75         .25         .20        1.20(2)
AllianceBernstein VP Global Technology Portfolio (Class B)              .75         .25         .13        1.13(2)
American Century(R) VP International, Class II                         1.17         .25          --        1.42(3)


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                     GROSS TOTAL
                                                                     MANAGEMENT   12b-1     OTHER       ANNUAL
                                                                         FEES     FEES     EXPENSES    EXPENSES
American Century(R) VP Ultra, Class II                                   .90%      .25%       --%      1.08%(3)
American Century(R) VP Value, Class II                                   .83       .25        --       1.08(3)
Calvert Variable Series, Inc. Social Balanced Portfolio                  .70        --       .21        .91(4)
Columbia High Yield Fund, Variable Series, Class B                       .60       .25       .16       1.01(5)
Evergreen VA International Equity Fund - Class 2                         .42       .25       .30        .97(6)
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                .47       .25       .13        .85(2)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        .57       .25       .14        .96(7)
Fidelity(R) VIP Overseas Portfolio Service Class 2                       .72       .25       .19       1.16(7)
FTVIPT Franklin Real Estate Securities Fund - Class 2                    .48       .25       .02        .75(8),(9)
(previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                .53       .25       .18        .96(9),(10)
FTVIPT Mutual Shares Securities Fund - Class 2                           .60       .25       .15       1.00(9)
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                              .70        --       .08        .78(11),(12)
Goldman Sachs VIT Mid Cap Value Fund                                     .80        --       .08        .88(11)
Lazard Retirement International Equity Portfolio                         .75       .25       .29       1.29(13)
MFS(R) Investors Growth Stock Series - Service Class                     .75       .25       .11       1.11(14),(15)
MFS(R) New Discovery Series - Service Class                              .90       .25       .11       1.26(14),(15)
MFS(R) Total Return Series - Service Class                               .75       .25       .08       1.08(14),(15)
MFS(R) Utilities Series - Service Class                                  .75       .25       .14       1.14(14),(15)
Oppenheimer Global Securities Fund/VA, Service Shares                    .63       .25       .03        .91(16)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                .75       .25       .06       1.06(16)
Oppenheimer Strategic Bond Fund/VA, Service Shares                       .71       .25       .03        .99(16)
Putnam VT Health Sciences Fund - Class IB Shares                         .70       .25       .15       1.10(16)
Putnam VT International Equity Fund - Class IB Shares                    .75       .25       .19       1.19(16)
Putnam VT Vista Fund - Class IB Shares                                   .65       .25       .14       1.04(16)
RiverSource Variable Portfolio - Balanced Fund                           .63       .13       .08        .84(17),(18)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource Variable Portfolio - Cash Management                         .51       .13       .09        .73(17)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource Variable Portfolio - Core Bond Fund                          .63       .13       .27       1.03(17),(19)
(previously AXP(R) Variable Portfolio - Core Bond Fund)
RiverSource Variable Portfolio - Diversified Bond Fund                   .60       .13       .11        .84(17)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource Variable Portfolio - Diversified Equity Income Fund          .63       .13       .10        .86(17),(18)
(previously AXP(R) Variable Portfolio - Diversified Equity
Income Fund)
RiverSource Variable Portfolio - Emerging Markets Fund                  1.12       .13       .28       1.53(17),(18),(19)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging
Markets Fund)
RiverSource Variable Portfolio - Global Bond Fund                        .83       .13       .14       1.10(17)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource Variable Portfolio - Global Inflation Protected
Securities Fund                                                          .49       .13       .27        .89(17),(19)
(previously AXP(R) Variable Portfolio - Inflation Protected
Securities Fund)
RiverSource Variable Portfolio - Growth Fund                             .69       .13       .11        .93.(17),(18)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource Variable Portfolio - High Yield Bond Fund                    .62       .13       .10        .85((17)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource Variable Portfolio - Income Opportunities Fund               .64       .13       .28       1.05(17),(19)
(previously AXP(R) Variable Portfolio - Income Opportunities Fund)


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS (CONTINUED)


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                     GROSS TOTAL
                                                                     MANAGEMENT   12b-1    OTHER        ANNUAL
                                                                         FEES     FEES    EXPENSES     EXPENSES
RiverSource Variable Portfolio - International Opportunity Fund          .80%      .13%      .13%      1.06%(17),(18)
(previously AXP(R) Variable Portfolio - Threadneedle International
Fund)
RiverSource Variable Portfolio - Large Cap Equity Fund                   .60       .13       .08        .81((17),(18)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource Variable Portfolio - Large Cap Value Fund                    .63       .13      1.80       2.56(17),(18),(19)
(previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RiverSource Variable Portfolio - Mid Cap Growth Fund                     .58       .13       .11        .82(17),(18),(19)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
RiverSource Variable Portfolio - Mid Cap Value Fund                      .73       .13      2.12       2.98(17),(19)
(previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RiverSource Variable Portfolio - New Dimensions Fund(R)                  .55       .13       .08        .76(17),(18)
(previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RiverSource Variable Portfolio - S&P 500 Index Fund                      .29       .13       .13        .55(17),(19)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource Variable Portfolio - Select Value Fund                       .80       .13       .24       1.17(17),(18),(19)
(previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund     .61       .13       .11        .85(17)
(previously AXP(R) Variable Portfolio - Short Duration U.S. Government
Fund)
RiverSource Variable Portfolio - Small Cap Advantage Fund                .71       .13       .16       1.00(17),(18)
(previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RiverSource Variable Portfolio - Small Cap Value Fund                    .97       .13       .18       1.28(17),(18),(19)
(previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RiverSource Variable Portfolio - Strategy Aggressive Fund                .56       .13       .09        .78((17),(18)
(previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Salomon Brothers Small Cap Growth Fund, Class II                         .75       .25       .51       1.51(16)
Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares     .57       .25       .04        .86(16)
Wanger International Small Cap                                          1.17        --       .19       1.36(20)
Wanger U.S. Smaller Companies                                            .92        --       .08       1.00(21)
Well Fargo Advantage Opportunity Fund                                    .72       .25       .20       1.17(22)
(successor to Strong Opportunity Fund II - Advisor Class)



(1) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor, as the case may be, has contractually agreed to waive advisory fees and/or reimburse expenses of to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares (advisor only) to 1.30% of average daily net assets and Series II shares (advisor and/or distributor) to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006. Effective Jan. 1, 2005 through June 30, 2006, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.34% for AIM V.I. Capital Development Fund, Series II Shares average daily net assets.

(2) Expense information restated to reflect a reduction in management fees effective Sept. 7, 2004.

(3) Based on expenses incurred by the fund, as stated in the most recent shareholder report. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(4) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisers, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(5) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66%. In addition, the Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fees. If this waiver were reflected in the table, the 12b-1 fees for Class B shares would be 0.06%. These arrangements may be modified or terminated by the distributor at any time.

(6) The total ratio of expenses to average net assets excludes expense reductions and fee waivers.


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.12% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.04%) and 0.92% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(11) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2004. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% for Goldman Sachs VIT CORE(SM) U.S. Equity Fund and 0.25% for Goldman Sachs VIT Mid Cap Value Equity Fund of the Fund's average daily net assets. The Investment Adviser for Goldman Sachs VIT CORE(SM) U.S. Equity has contractually agreed to maintain these expense limitations through June 30, 2005. The Investment Adviser for Goldman Sachs VIT Mid Cap Value Equity Fund may waive or modify the expense limitation for the Fund, at its discretion, at anytime. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse the Investment Adviser for prior fiscal year expense reimbursements, if any.

(12) Effective June 1, 2004, the Investment Adviser voluntarily agreed to waive a portion of its management fee for Goldman Sachs VIT CORE(SM) U.S. Equity Fund, equal to an annual percentage rate of 0.05% of the Fund's average daily net assets. Management fee waiver for the period ended Dec. 31, 2004 was 0.03%.

(13) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.25% for New Discovery Series, 1.07% for Total Return Series and 1.13% for Utilities Series.

(16) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

(17) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005.

(18) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource Variable Portfolio
     - International Opportunity Fund, 0.02% for RiverSource Variable Portfolio
     - Large Cap Equity Fund, 0.07% for RiverSource Variable Portfolio - Mid Cap Growth Fund, 0.07% for RiverSource Variable Portfolio - New Dimensions Fund, 0.01% for RiverSource Variable Portfolio - Select Value Fund, 0.08% for RiverSource Variable Portfolio - Small Cap Advantage Fund, 0.04% for RiverSource Variable Portfolio - Small Cap Value Fund and 0.07% for RiverSource Variable Portfolio - Strategy Aggressive Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource Variable Portfolio - Balanced Fund, 0.08% for RiverSource Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource Variable Portfolio - Growth Fund and 0.002% for RiverSource Variable Portfolio - Large Cap Value Fund.

(19) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource Variable Portfolio - Core Bond Fund, 1.75% for RiverSource Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource Variable Portfolio - Select Value Fund and 1.30% for RiverSource Variable Portfolio - Small Cap Value Fund.

(20) In accordance with the terms of the Assurance of Discontinuance entered into by certain affiliates of the Fund's adviser with the New York Attorney General on Feb. 9, 2005, the management fee has been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 1.15% of net assets up to $100 million; 1.00% of the next $150 million; and 0.95% of net assets in excess of $250 million. The fee waiver was instituted Feb. 10, 2005 retroactive to Dec. 1, 2004. On March 9, 2005, the investment advisory agreement was amended to contractually reduce the management fee to reflect the above-noted rates. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 1.17%; other expenses, 0.19%; and total operating expenses, 1.36%.

(21) In accordance with the terms of the Assurance of Discontinuance entered into by certain affiliates of the Fund's adviser with the New York Attorney General on Feb. 9, 2005, the management fee has been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was instituted Feb. 10, 2005 retroactive to Dec. 1, 2004. On March 9, 2005, the investment advisory agreement was amended to contractually reduce the management fee to reflect the above-noted rates. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 0.92%; other expenses, 0.08%; and total operating expenses, 1.00%.

(22) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (SFC) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on Dec. 10 and Dec. 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund. The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses for the Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements "Gross total annual expenses" would be 1.07% for Wells Fargo Advantage Opportunity Fund. Please refer to the Fund's prospectus for additional details.


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

COMPENSATION DISCLOSURE


We and/or our affiliates may receive compensation when you allocate purchase payments or contract value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the contract (see "The Variable Account and the Funds -- The funds -- Fund selection"). This compensation is in addition to any revenues we receive from the charges you pay when buying, owning and surrendering the contract.

This compensation may be paid to us and/or our affiliates from various sources including:

- fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, contract owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than contract owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

-    assets of the fund's adviser, subadviser or an affiliate of either;

-    assets of the fund's distributor or an affiliate.

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

- compensating, training and educating sales representatives who sell the contracts;

- activities or services we or our affiliates provide which assist in the promotion and distribution of the contracts including the funds available under the contracts;

- advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

- furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

- subaccounting, transaction processing, recordkeeping and administrative services.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds for the last fiscal year. They assume that you select the optional MAV and Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                             AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                            1 YEAR    3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule    $1,497.92  $2,752.60  $3,954.18  $6,389.32    $697.92  $2,052.60  $3,354.18  $6,389.32
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule   1,397.92   2,652.60   3,754.18   6,389.32     697.92   2,052.60   3,354.18   6,389.32
RAVA SELECT PLUS                              1,424.47   2,824.99   3,463.34   6,555.03     724.47   2,124.99   3,463.34   6,555.03

                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                             AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                               1 YEAR    3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule    $1,477.42  $2,696.42  $3,869.04  $6,258.18    $677.42  $1,996.42  $3,269.04  $6,258.18
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule   1,377.42   2,596.42   3,669.04   6,258.18     677.42   1,996.42   3,269.04   6,258.18
RAVA SELECT PLUS                              1,403.97   2,769.13   3,379.16   6,427.47     703.97   2,069.13   3,379.16   6,427.47


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:  AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                                  1 YEAR    3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender charge schedule    $1,456.92  $2,640.00  $3,783.13  $6,124.23    $656.92  $1,940.00  $3,183.13  $6,124.23
RAVA ADVANTAGE PLUS - BAND 3
With a seven-year surrender charge schedule   1,356.92   2,540.00   3,583.13   6,124.23     656.92   1,940.00   3,183.13   6,124.23
RAVA SELECT PLUS - BAND 3                     1,378.35   2,698.96   3,272.88   6,264.14     678.35   1,998.96   3,272.88   6,264.14


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                            1 YEAR    3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule      $956.72  $1,186.49  $1,439.29  $1,832.87    $156.72    $486.49    $839.29  $1,832.87
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule     856.72   1,086.49   1,239.29   1,832.87     156.72     486.49     839.29   1,832.87
RAVA SELECT PLUS                                883.27   1,267.41     976.26   2,117.24     183.27     567.41     976.26   2,117.24

                                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                             AT THE END OF THE APPLICABLE TIME PERIOD:    AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                               1 YEAR    3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS
With a ten-year surrender charge schedule      $936.22  $1,123.71  $1,332.50  $1,608.29    $136.22    $423.71    $732.50  $1,608.29
RAVA ADVANTAGE PLUS
With a seven-year surrender charge schedule     836.22   1,023.71   1,132.50   1,608.29     136.22     423.71     732.50   1,608.29
RAVA SELECT PLUS                                862.77   1,204.96     870.62   1,898.29     162.77     504.96     870.62   1,898.29

                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                   IF YOU SURRENDER YOUR CONTRACT         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                              AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY                                  1 YEAR    3 YEARS    5 YEARS   10 YEARS     1 YEAR    3 YEARS    5 YEARS   10 YEARS
RAVA ADVANTAGE PLUS - BAND 3
With a ten-year surrender charge schedule      $915.72  $1,060.68  $1,224.82  $1,379.29    $115.72    $360.68    $624.82  $1,379.29
RAVA ADVANTAGE PLUS - BAND 3
With a seven-year surrender charge schedule     815.72     960.68   1,024.82   1,379.29     115.72     360.68     624.82   1,379.29
RAVA SELECT PLUS - BAND 3                       837.15   1,126.54     737.33   1,618.49     137.15     426.54     737.33   1,618.49


(1) In these examples, the contract administrative charge is estimated as a .029% charge for RAVA Advantage Plus, a .038% charge for RAVA Select Plus, a .029% charge for RAVA Advantage Plus - Band 3, and a .038% charge for RAVA Select Plus - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses. We have not provided this information for subaccounts that are new and do not have any history.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                          2004
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        --

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/15/2004)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/15/2004)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         3

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        --

AMERICAN CENTURY(R) VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                          2004
-------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        --

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (11/15/2004)
{PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         1

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        --

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                        --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                          2004
-------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         2

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        --
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO - CASH
  MANAGEMENT FUND AT DEC. 31, 2004 WERE 1.11% AND 1.11%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        10

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         5

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                         2

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                          2004
-------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         3

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         1

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         5

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         6

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         4


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                          2004
-------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         7

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                         2

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                              $1.00
Accumulation unit value at end of period                                                    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        --



* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED INTO THE WELLS FARGO ADVANTAGE OPPORTUNITY FUND.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                   $  0.94  $ 0.73  $ 0.98   $1.00      --
Accumulation unit value at end of period                                         $  0.99  $ 0.94  $ 0.73   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)            1,822     765     424     114      --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.02  $ 0.76  $ 0.98   $1.00      --
Accumulation unit value at end of period                                         $  1.17  $ 1.02  $ 0.76   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)            1,023     738     426      65      --

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                   $  1.05  $ 0.82  $ 0.97   $1.00      --
Accumulation unit value at end of period                                         $  1.14  $ 1.05  $ 0.82   $0.97      --
Number of accumulation units outstanding at end of period (000 omitted)              569     482     337     123      --

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                   $  0.69  $ 0.48  $ 0.91   $1.00      --
Accumulation unit value at end of period                                         $  0.72  $ 0.69  $ 0.48   $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)              718     403     215      92      --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                   $  0.98  $ 0.74  $ 0.97   $1.00      --
Accumulation unit value at end of period                                         $  1.08  $ 0.98  $ 0.74   $0.97      --
Number of accumulation units outstanding at end of period (000 omitted)            9,073   5,594   2,924     307      --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.31  $ 0.92  $ 0.98   $1.00      --
Accumulation unit value at end of period                                         $  1.63  $ 1.31  $ 0.92   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)            4,351   2,161     643      38      --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                   $  0.91  $ 0.73  $ 0.93   $1.00      --
Accumulation unit value at end of period                                         $  1.03  $ 0.91  $ 0.73   $0.93      --
Number of accumulation units outstanding at end of period (000 omitted)            1,408     938     559     119      --

AMERICAN CENTURY(R) VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.15  $ 0.90  $ 1.04   $1.00      --
Accumulation unit value at end of period                                         $  1.30  $ 1.15  $ 0.90   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)            6,900   4,207   2,339     719      --

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                   $  0.88  $ 0.75  $ 0.86   $0.93   $1.00
Accumulation unit value at end of period                                         $  0.95  $ 0.88  $ 0.75   $0.86   $0.93
Number of accumulation units outstanding at end of period (000 omitted)              895     475     348     124      --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                   $  1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.00      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               31      --      --      --      --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                   $  1.00      --      --      --      --
Accumulation unit value at end of period                                         $  1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               14      --      --      --      --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.01  $ 0.82  $ 1.00   $1.00      --
Accumulation unit value at end of period                                         $  1.06  $ 1.01  $ 0.82   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)           11,997   6,872   2,998     502      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                   $  1.27  $ 0.93  $ 1.04   $1.00      --
Accumulation unit value at end of period                                         $  1.58  $ 1.27  $ 0.93   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)           12,408   7,511   3,349     588      --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                 2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.06  $ 0.75  $ 0.95  $ 1.00      --
Accumulation unit value at end of period                                          $ 1.19  $ 1.06  $ 0.75  $ 0.95      --
Number of accumulation units outstanding at end of period (000 omitted)            5,831   2,326     836     149      --

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (9/29/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                    $ 1.51  $ 1.12  $ 1.11  $ 1.04   $1.00
Accumulation unit value at end of period                                          $ 1.98  $ 1.51  $ 1.12  $ 1.11   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            7,490   4,889   2,603   1,003     137

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                    $ 1.45  $ 1.10  $ 1.23  $ 1.09   $1.00
Accumulation unit value at end of period                                          $ 1.78  $ 1.45  $ 1.10  $ 1.23   $1.09
Number of accumulation units outstanding at end of period (000 omitted)            3,861   2,159   1,333     350      18

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.05  $ 0.85  $ 0.97  $ 1.00      --
Accumulation unit value at end of period                                          $ 1.17  $ 1.05  $ 0.85  $ 0.97      --
Number of accumulation units outstanding at end of period (000 omitted)            4,483   2,574     801     155      --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.79  $ 0.62  $ 0.79  $ 0.91   $1.00
Accumulation unit value at end of period                                          $ 0.90  $ 0.79  $ 0.62  $ 0.79   $0.91
Number of accumulation units outstanding at end of period (000 omitted)            4,998   3,397   2,661   1,788     266

GOLDMAN SACHS VIT MID CAP VALUE FUND (9/29/2000)
Accumulation unit value at beginning of period                                    $ 1.49  $ 1.17  $ 1.24  $ 1.11   $1.00
Accumulation unit value at end of period                                          $ 1.86  $ 1.49  $ 1.17  $ 1.24   $1.11
Number of accumulation units outstanding at end of period (000 omitted)            6,770   4,304   2,280     796      37

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.84  $ 0.66  $ 0.75  $ 1.00   $1.00
Accumulation unit value at end of period                                          $ 0.96  $ 0.84  $ 0.66  $ 0.75   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            3,187   2,168     777     352      --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.57  $ 0.47  $ 0.65  $ 0.87   $1.00
Accumulation unit value at end of period                                          $ 0.61  $ 0.57  $ 0.47  $ 0.65   $0.87
Number of accumulation units outstanding at end of period (000 omitted)            7,097   5,911   4,123   2,296     695

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.76  $ 0.57  $ 0.85  $ 0.90   $1.00
Accumulation unit value at end of period                                          $ 0.80  $ 0.76  $ 0.57  $ 0.85   $0.90
Number of accumulation units outstanding at end of period (000 omitted)            5,498   5,373   4,442   2,760     479

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               96      --      --      --      --

MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                                    $ 0.92  $ 0.68  $ 0.89  $ 1.00      --
Accumulation unit value at end of period                                          $ 1.18  $ 0.92  $ 0.68  $ 0.89      --
Number of accumulation units outstanding at end of period (000 omitted)            1,406     718     283     112      --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.07      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               45      --      --      --      --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               15      --      --      --      --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)              152      --      --      --      --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                  2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  0.91  $  0.78  $  0.98  $  1.00       --
Accumulation unit value at end of period                                          $  0.97  $  0.91  $  0.78  $  0.98       --
Number of accumulation units outstanding at end of period (000 omitted)             1,481    1,270      748      169       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.00  $  0.78  $  0.96  $  1.00       --
Accumulation unit value at end of period                                          $  1.15  $  1.00  $  0.78  $  0.96       --
Number of accumulation units outstanding at end of period (000 omitted)             3,359    3,718    2,109      364       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.48  $  0.36  $  0.52  $  0.79  $  1.00
Accumulation unit value at end of period                                          $  0.56  $  0.48  $  0.36  $  0.52  $  0.79
Number of accumulation units outstanding at end of period (000 omitted)             3,132    3,452    3,552    3,407      767

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                    $  0.87  $  0.73  $  0.84  $  0.95  $  1.00
Accumulation unit value at end of period                                          $  0.95  $  0.87  $  0.73  $  0.84  $  0.95
Number of accumulation units outstanding at end of period (000 omitted)             2,153    1,566    1,122      988      129

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    $  1.04  $  1.04  $  1.04  $  1.01  $  1.00
Accumulation unit value at end of period                                          $  1.04  $  1.04  $  1.04  $  1.04  $  1.01
Number of accumulation units outstanding at end of period (000 omitted)            11,956   12,254   15,264   14,112    3,674
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.91% AND 0.92%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --       --       --
Accumulation unit value at end of period                                          $  1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                36       --       --       --       --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                    $  1.19  $  1.14  $  1.09  $  1.02  $  1.00
Accumulation unit value at end of period                                          $  1.23  $  1.19  $  1.14  $  1.09  $  1.02
Number of accumulation units outstanding at end of period (000 omitted)            12,488   10,290    7,749    3,860      476

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    $  1.14  $  0.81  $  1.01  $  1.00  $  1.00
Accumulation unit value at end of period                                          $  1.33  $  1.14  $  0.81  $  1.01  $  1.00
Number of accumulation units outstanding at end of period (000 omitted)            10,241    4,410    2,358    1,089       17

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                    $  1.13  $  0.81  $  0.87  $  0.88  $  1.00
Accumulation unit value at end of period                                          $  1.39  $  1.13  $  0.81  $  0.87  $  0.88
Number of accumulation units outstanding at end of period (000 omitted)               711      217      149      100        7

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO -  GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                    $  1.35  $  1.20  $  1.05  $  1.05  $  1.00
Accumulation unit value at end of period                                          $  1.47  $  1.35  $  1.20  $  1.05  $  1.05
Number of accumulation units outstanding at end of period (000 omitted)             4,157    2,454    1,346      529       95

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(11/15/2004) (PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED
SECURITIES FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --       --       --
Accumulation unit value at end of period                                          $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                21       --       --       --       --

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                    $  0.47  $  0.39  $  0.53  $  0.77  $  1.00
Accumulation unit value at end of period                                          $  0.50  $  0.47  $  0.39  $  0.53  $  0.77
Number of accumulation units outstanding at end of period (000 omitted)             6,535    5,159    3,200    2,185      741


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                  2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                    $  1.12  $  0.90  $  0.97   $ 0.93   $ 1.00
Accumulation unit value at end of period                                          $  1.24  $  1.12  $  0.90   $ 0.97   $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)            14,646    9,939    5,182    2,596      465

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --       --       --
Accumulation unit value at end of period                                          $  1.01       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 6       --       --       --       --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                    $  0.66  $  0.52  $  0.64   $ 0.91   $ 1.00
Accumulation unit value at end of period                                          $  0.77  $  0.66  $  0.52   $ 0.64   $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)             2,082      359      191      182       13

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                    $  0.71  $  0.55  $  0.71   $ 0.88   $ 1.00
Accumulation unit value at end of period                                          $  0.74  $  0.71  $  0.55   $ 0.71   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)             2,982      815      363      339      110

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --       --       --
Accumulation unit value at end of period                                          $  1.03       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                --       --       --       --       --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                    $  1.04  $  0.85  $  1.00   $ 1.00       --
Accumulation unit value at end of period                                          $  1.12  $  1.04  $  0.85   $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)             1,420      998      351       86       --

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                    $  0.71  $  0.57  $  0.74   $ 0.89   $ 1.00
Accumulation unit value at end of period                                          $  0.73  $  0.71  $  0.57   $ 0.74   $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)            20,755   18,793   12,999    6,990    1,168

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000) (PREVIOUSLY
AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                    $  0.78  $  0.61  $  0.80   $ 0.92   $ 1.00
Accumulation unit value at end of period                                          $  0.85  $  0.78  $  0.61   $ 0.80   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)             9,237    6,233    3,963    2,214      129

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --       --       --
Accumulation unit value at end of period                                          $  1.04       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                45       --       --       --       --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                    $  1.15  $  1.14  $  1.09   $ 1.03   $ 1.00
Accumulation unit value at end of period                                          $  1.15  $  1.15  $  1.14   $ 1.09   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)            11,923    9,919    8,720    2,737      252

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                    $  1.06  $  0.72  $  0.88   $ 0.95   $ 1.00
Accumulation unit value at end of period                                          $  1.25  $  1.06  $  0.72   $ 0.88   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)             2,896    1,716      913      440       65


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                  2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $  1.28  $ 0.93  $ 1.07  $ 1.00      --
Accumulation unit value at end of period                                          $  1.52  $ 1.28  $ 0.93  $ 1.07      --
Number of accumulation units outstanding at end of period (000 omitted)             4,860   4,184   2,710     606      --

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                    $  0.42  $ 0.33  $ 0.48  $ 0.72  $ 1.00
Accumulation unit value at end of period                                          $  0.45  $ 0.42  $ 0.33  $ 0.48  $ 0.72
Number of accumulation units outstanding at end of period (000 omitted)             1,567   1,601   1,307   1,186     459

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $  1.00      --      --      --      --
Accumulation unit value at end of period                                          $  1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                65      --      --      --      --

WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.80  $ 0.54  $ 0.63  $ 0.80  $ 1.00
Accumulation unit value at end of period                                          $  1.03  $ 0.80  $ 0.54  $ 0.63  $ 0.80
Number of accumulation units outstanding at end of period (000 omitted)             7,114   4,070   1,930     833     190

WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                                    $  1.33  $ 0.94  $ 1.13  $ 1.03  $ 1.00
Accumulation unit value at end of period                                          $  1.56  $ 1.33  $ 0.94  $ 1.13  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)            10,599   6,621   2,942     855      77

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                    $  0.97  $ 0.72  $ 0.99  $ 1.00      --
Accumulation unit value at end of period                                          $  1.14  $ 0.97  $ 0.72  $ 0.99      --
Number of accumulation units outstanding at end of period (000 omitted)             1,549   1,450     884     232      --
* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS
  SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED INTO THE WELLS FARGO
  ADVANTAGE OPPORTUNITY FUND.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $ 0.93  $ 0.73  $ 0.98   $1.00      --
Accumulation unit value at end of period                                          $ 0.98  $ 0.93  $ 0.73   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)            1,172     537     373      70      --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.02  $ 0.76  $ 0.98   $1.00      --
Accumulation unit value at end of period                                          $ 1.16  $ 1.02  $ 0.76   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)              562     313     250      67      --

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                    $ 1.05  $ 0.82  $ 0.91   $1.00      --
Accumulation unit value at end of period                                          $ 1.13  $ 1.05  $ 0.82   $0.97      --
Number of accumulation units outstanding at end of period (000 omitted)              622     467     306      90      --

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (8/13/2001)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                    $ 0.69  $ 0.48  $ 0.91   $1.00      --
Accumulation unit value at end of period                                          $ 0.71  $ 0.69  $ 0.48   $0.91      --
Number of accumulation units outstanding at end of period (000 omitted)              735     533     241      63      --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                    $ 0.97  $ 0.74  $ 0.96   $1.00      --
Accumulation unit value at end of period                                          $ 1.07  $ 0.97  $ 0.74   $0.96      --
Number of accumulation units outstanding at end of period (000 omitted)            5,022   3,923   2,930     730      --

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.31  $ 0.92  $ 0.98   $1.00      --
Accumulation unit value at end of period                                          $ 1.61  $ 1.31  $ 0.92   $0.98      --
Number of accumulation units outstanding at end of period (000 omitted)            2,202   1,112     400      29      --

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                    $ 0.90  $ 0.73  $ 0.93   $1.00      --
Accumulation unit value at end of period                                          $ 1.03  $ 0.90  $ 0.73   $0.93      --
Number of accumulation units outstanding at end of period (000 omitted)            1,507   1,149     700     152      --

AMERICAN CENTURY(R) VP VALUE, CLASS II (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.14  $ 0.89  $ 1.04   $1.00      --
Accumulation unit value at end of period                                          $ 1.29  $ 1.14  $ 0.89   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)            5,304   3,657   2,579     848      --

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.88  $ 0.74  $ 0.86   $0.93   $1.00
Accumulation unit value at end of period                                          $ 0.94  $ 0.88  $ 0.74   $0.86   $0.93
Number of accumulation units outstanding at end of period (000 omitted)              959     544     311     289      15

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.00      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               77      --      --      --      --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               40      --      --      --      --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.00  $ 0.82  $ 1.00   $1.00      --
Accumulation unit value at end of period                                          $ 1.05  $ 1.00  $ 0.82   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)            8,735   6,117   3,320     583      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.27  $ 0.93  $ 1.04   $1.00      --
Accumulation unit value at end of period                                          $ 1.57  $ 1.27  $ 0.93   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)            8,137   5,236   3,151     536      --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                 2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.05  $ 0.74  $ 0.95  $ 1.00      --
Accumulation unit value at end of period                                          $ 1.18  $ 1.05  $ 0.74  $ 0.95      --
Number of accumulation units outstanding at end of period (000 omitted)            3,384   1,478     756     101      --

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (9/29/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                    $ 1.50  $ 1.12  $ 1.11  $ 1.04   $1.00
Accumulation unit value at end of period                                          $ 1.96  $ 1.50  $ 1.12  $ 1.11   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            5,320   3,834   2,650   1,215     150

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (9/29/2000)
Accumulation unit value at beginning of period                                    $ 1.44  $ 1.10  $ 1.22  $ 1.08   $1.00
Accumulation unit value at end of period                                          $ 1.76  $ 1.44  $ 1.10  $ 1.22   $1.08
Number of accumulation units outstanding at end of period (000 omitted)            2,522   1,628     986     410      56

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (8/13/2001)
Accumulation unit value at beginning of period                                    $ 1.04  $ 0.84  $ 0.97  $ 1.00      --
Accumulation unit value at end of period                                          $ 1.17  $ 1.04  $ 0.84  $ 0.97      --
Number of accumulation units outstanding at end of period (000 omitted)            2,367   1,668     932     155      --

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.79  $ 0.61  $ 0.79  $ 0.91   $1.00
Accumulation unit value at end of period                                          $ 0.89  $ 0.79  $ 0.61  $ 0.79   $0.91
Number of accumulation units outstanding at end of period (000 omitted)            4,379   2,692   2,301   1,422     202

GOLDMAN SACHS VIT MID CAP VALUE FUND (9/29/2000)
Accumulation unit value at beginning of period                                    $ 1.48  $ 1.16  $ 1.23  $ 1.11   $1.00
Accumulation unit value at end of period                                          $ 1.85  $ 1.48  $ 1.16  $ 1.23   $1.11
Number of accumulation units outstanding at end of period (000 omitted)            5,065   3,549   2,398   1,096     162

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.85  $ 0.67  $ 0.76  $ 1.01   $1.00
Accumulation unit value at end of period                                          $ 0.97  $ 0.85  $ 0.67  $ 0.76   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            3,125   1,977     714     498      16

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.56  $ 0.46  $ 0.65  $ 0.87   $1.00
Accumulation unit value at end of period                                          $ 0.61  $ 0.56  $ 0.46  $ 0.65   $0.87
Number of accumulation units outstanding at end of period (000 omitted)            5,021   4,726   4,234   3,342     685

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.75  $ 0.57  $ 0.85  $ 0.90   $1.00
Accumulation unit value at end of period                                          $ 0.79  $ 0.75  $ 0.57  $ 0.85   $0.90
Number of accumulation units outstanding at end of period (000 omitted)            4,463   4,471   3,982   2,670     527

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               28      --      --      --      --

MFS(R) UTILITIES SERIES - SERVICE CLASS (8/13/2001)
Accumulation unit value at beginning of period                                    $ 0.91  $ 0.68  $ 0.89  $ 1.00      --
Accumulation unit value at end of period                                          $ 1.18  $ 0.91  $ 0.68  $ 0.89      --
Number of accumulation units outstanding at end of period (000 omitted)            1,297     759     512     218      --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.07      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               31      --      --      --      --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               22      --      --      --      --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               84      --      --      --      --


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                  2004     2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  0.91  $  0.77  $  0.98  $  1.00       --
Accumulation unit value at end of period                                          $  0.96  $  0.91  $  0.77  $  0.98       --
Number of accumulation units outstanding at end of period (000 omitted)               817      724      514      219       --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (8/13/2001)
Accumulation unit value at beginning of period                                    $  1.00  $  0.78  $  0.96  $  1.00       --
Accumulation unit value at end of period                                          $  1.15  $  1.00  $  0.78  $  0.96       --
Number of accumulation units outstanding at end of period (000 omitted)             2,305    2,650    1,994      612       --

PUTNAM VT VISTA FUND - CLASS IB SHARES (9/29/2000)
Accumulation unit value at beginning of period                                    $  0.47  $  0.36  $  0.52  $  0.79   $ 1.00
Accumulation unit value at end of period                                          $  0.55  $  0.47  $  0.36  $  0.52   $ 0.79
Number of accumulation units outstanding at end of period (000 omitted)             2,390    2,773    3,507    4,095    1,162

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                    $  0.86  $  0.73  $  0.84  $  0.95   $ 1.00
Accumulation unit value at end of period                                          $  0.94  $  0.86  $  0.73  $  0.84   $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)             1,818    1,979    1,811    1,468      387

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                    $  1.04  $  1.04  $  1.04  $  1.01   $ 1.00
Accumulation unit value at end of period                                          $  1.03  $  1.04  $  1.04  $  1.04   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)             8,287   10,038   12,020   13,646    4,153
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.70% AND 0.70%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --       --       --
Accumulation unit value at end of period                                          $  1.00       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 8       --       --       --       --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                    $  1.18  $  1.14  $  1.09  $  1.02   $ 1.00
Accumulation unit value at end of period                                          $  1.22  $  1.18  $  1.14  $  1.09   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)            10,446    8,654    7,278    4,119      600

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                    $  1.13  $  0.81  $  1.01  $  1.00   $ 1.00
Accumulation unit value at end of period                                          $  1.32  $  1.13  $  0.81  $  1.01   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)             8,024    4,235    2,480    1,303       83

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                    $  1.12  $  0.81  $  0.86  $  0.88   $ 1.00
Accumulation unit value at end of period                                          $  1.38  $  1.12  $  0.81  $  0.86   $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)               593      234      195      107       12

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO -  GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                    $  1.34  $  1.20  $  1.05  $  1.05   $ 1.00
Accumulation unit value at end of period                                          $  1.46  $  1.34  $  1.20  $  1.05   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)             3,777    2,836    1,944    1,001      174

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --       --       --
Accumulation unit value at end of period                                          $  1.02       --       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)               218       --       --       --       --

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                    $  0.46  $  0.39  $  0.53  $  0.77   $ 1.00
Accumulation unit value at end of period                                          $  0.50  $  0.46  $  0.39  $  0.53   $ 0.77
Number of accumulation units outstanding at end of period (000 omitted)             3,588    4,296    2,674    2,826    1,195


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                  2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                    $  1.11  $  0.90  $  0.97  $ 0.93  $ 1.00
Accumulation unit value at end of period                                          $  1.23  $  1.11  $  0.90  $ 0.97  $ 0.93
Number of accumulation units outstanding at end of period (000 omitted)            12,815   10,123    5,961   3,548     577

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --      --      --
Accumulation unit value at end of period                                          $  1.01       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                 1       --       --      --      --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                    $  0.66  $  0.52  $  0.64  $ 0.91  $ 1.00
Accumulation unit value at end of period                                          $  0.76  $  0.66  $  0.52  $ 0.64  $ 0.91
Number of accumulation units outstanding at end of period (000 omitted)             1,364      594      495     455     316

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                    $  0.70  $  0.55  $  0.71  $ 0.88  $ 1.00
Accumulation unit value at end of period                                          $  0.74  $  0.70  $  0.55  $ 0.71  $ 0.88
Number of accumulation units outstanding at end of period (000 omitted)             1,558      831      450     326      65

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --      --      --
Accumulation unit value at end of period                                          $  1.03       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                --       --       --      --      --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                    $  1.03  $  0.85  $  0.99  $ 1.00      --
Accumulation unit value at end of period                                          $  1.11  $  1.03  $  0.85  $ 0.99      --
Number of accumulation units outstanding at end of period (000 omitted)             1,359      811      401     184      --

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                    $  0.70  $  0.57  $  0.74  $ 0.89  $ 1.00
Accumulation unit value at end of period                                          $  0.72  $  0.70  $  0.57  $ 0.74  $ 0.89
Number of accumulation units outstanding at end of period (000 omitted)            14,467   14,029   11,893   8,744   1,885

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                    $  0.78  $  0.61  $  0.80  $ 0.92  $ 1.00
Accumulation unit value at end of period                                          $  0.85  $  0.78  $  0.61  $ 0.80  $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)             7,782    5,947    3,742   1,886     113

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                    $  1.00       --       --      --      --
Accumulation unit value at end of period                                          $  1.04       --       --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                42       --       --      --      --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                    $  1.14  $  1.14  $  1.08  $ 1.03  $ 1.00
Accumulation unit value at end of period                                          $  1.14  $  1.14  $  1.14  $ 1.08  $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)             9,832    9,828    8,010   4,050     474

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                    $  1.05  $  0.72  $  0.88  $ 0.95  $ 1.00
Accumulation unit value at end of period                                          $  1.24  $  1.05  $  0.72  $ 0.88  $ 0.95
Number of accumulation units outstanding at end of period (000 omitted)             2,188    1,581      998     599     100


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                 2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (8/14/2001)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                    $ 1.27  $ 0.93  $ 1.07  $ 1.00      --
Accumulation unit value at end of period                                          $ 1.51  $ 1.27  $ 0.93  $ 1.07      --
Number of accumulation units outstanding at end of period (000 omitted)            3,930   3,089   2,209     628      --

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (9/29/2000)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                    $ 0.41  $ 0.32  $ 0.48  $ 0.72   $1.00
Accumulation unit value at end of period                                          $ 0.45  $ 0.41  $ 0.32  $ 0.48   $0.72
Number of accumulation units outstanding at end of period (000 omitted)            1,236   1,389   1,548   2,100     750

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                    $ 1.00      --      --      --      --
Accumulation unit value at end of period                                          $ 1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)               97      --      --      --      --

WANGER INTERNATIONAL SMALL CAP (9/29/2000)
Accumulation unit value at beginning of period                                    $ 0.79  $ 0.54  $ 0.63  $ 0.80   $1.00
Accumulation unit value at end of period                                          $ 1.02  $ 0.79  $ 0.54  $ 0.63   $0.80
Number of accumulation units outstanding at end of period (000 omitted)            5,277   3,289   2,052   1,069     225

WANGER U.S. SMALLER COMPANIES (9/29/2000)
Accumulation unit value at beginning of period                                    $ 1.32  $ 0.93  $ 1.13  $ 1.02   $1.00
Accumulation unit value at end of period                                          $ 1.55  $ 1.32  $ 0.93  $ 1.13   $1.02
Number of accumulation units outstanding at end of period (000 omitted)            8,711   6,164   3,595   1,227     128

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                    $ 0.97  $ 0.72  $ 0.99  $ 1.00      --
Accumulation unit value at end of period                                          $ 1.13  $ 0.97  $ 0.72  $ 0.99      --
Number of accumulation units outstanding at end of period (000 omitted)            1,207   1,199     982     276      --
* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS
  SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED INTO THE WELLS FARGO
  ADVANTAGE OPPORTUNITY FUND.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.19        $0.93        $1.00
Accumulation unit value at end of period                                               $ 1.25        $1.19        $0.93
Number of accumulation units outstanding at end of period (000 omitted)                   119           11           --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.31        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.49        $1.31        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                    39           19            3

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                         $ 1.23        $0.96        $1.00
Accumulation unit value at end of period                                               $ 1.33        $1.23        $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    17            7           --

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                         $ 1.32        $0.92        $1.00
Accumulation unit value at end of period                                               $ 1.37        $1.32        $0.92
Number of accumulation units outstanding at end of period (000 omitted)                    34            5           --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.24        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.37        $1.24        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   671          320            7

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.45        $1.02        $1.00
Accumulation unit value at end of period                                               $ 1.80        $1.45        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   792          354           21

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.21        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.37        $1.21        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                   242           72           --

AMERICAN CENTURY(R) VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.26        $0.99        $1.00
Accumulation unit value at end of period                                               $ 1.42        $1.26        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                   888          297           29

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.13        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.21        $1.13        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   192            6           --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.00           --           --
Number of accumulation units outstanding at end of period (000 omitted)                     4           --           --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.05           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    17           --           --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.18        $0.97        $1.00
Accumulation unit value at end of period                                               $ 1.23        $1.18        $0.97
Number of accumulation units outstanding at end of period (000 omitted)                 1,811          806           37

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.37        $1.00        $1.00
Accumulation unit value at end of period                                               $ 1.69        $1.37        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                 1,897          567           17


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.34        $0.94        $1.00
Accumulation unit value at end of period                                               $ 1.50        $1.34        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   419          104           17

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (11/7/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                         $ 1.37        $1.02        $1.00
Accumulation unit value at end of period                                               $ 1.78        $1.37        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   673          256           15

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.31        $1.00        $1.00
Accumulation unit value at end of period                                               $ 1.60        $1.31        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   370          224           13

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.23        $0.99        $1.00
Accumulation unit value at end of period                                               $ 1.37        $1.23        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                 1,109          402           30

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.21        $0.94        $1.00
Accumulation unit value at end of period                                               $ 1.38        $1.21        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   276          110           11

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.25        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.55        $1.25        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                   965          307           29

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.26        $0.99        $1.00
Accumulation unit value at end of period                                               $ 1.43        $1.26        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                   227          105            4

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.13        $0.93        $1.00
Accumulation unit value at end of period                                               $ 1.22        $1.13        $0.93
Number of accumulation units outstanding at end of period (000 omitted)                   195          179            4

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.26        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.32        $1.26        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   249          156            3

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.02           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.34        $1.02        $1.00
Accumulation unit value at end of period                                               $ 1.72        $1.34        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   130           40           --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.07           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.05           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.02           --           --
Number of accumulation units outstanding at end of period (000 omitted)                     2           --           --


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.11        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.18        $1.11        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   510          324           10

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.26        $0.99        $1.00
Accumulation unit value at end of period                                               $ 1.45        $1.26        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                   270          236           13

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.23        $0.93        $1.00
Accumulation unit value at end of period                                               $ 1.45        $1.23        $0.93
Number of accumulation units outstanding at end of period (000 omitted)                     1           --           --

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                         $ 1.15        $0.96        $1.00
Accumulation unit value at end of period                                               $ 1.25        $1.15        $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    82           38           --

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                         $ 0.99        $1.00        $1.00
Accumulation unit value at end of period                                               $ 0.99        $0.99        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                 2,006          888          132
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO - CASH
  MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.63% AND 0.63%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.00           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                         $ 1.05        $1.02        $1.00
Accumulation unit value at end of period                                               $ 1.09        $1.05        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                 1,139          622            3

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                         $ 1.39        $1.00        $1.00
Accumulation unit value at end of period                                               $ 1.63        $1.39        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                 1,676          227           10

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                         $ 1.40        $1.01        $1.00
Accumulation unit value at end of period                                               $ 1.72        $1.40        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                    83           23           --

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO -  GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                         $ 1.16        $1.04        $1.00
Accumulation unit value at end of period                                               $ 1.27        $1.16        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                   737          253            7

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.02           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    71           --           --

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                         $ 1.13        $0.94        $1.00
Accumulation unit value at end of period                                               $ 1.21        $1.13        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   595          309           22


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                         $ 1.28        $1.03        $1.00
Accumulation unit value at end of period                                               $ 1.41        $1.28        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                 1,934          936           15

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.01           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                         $ 1.24        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.44        $1.24        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                   126           43           --

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                         $ 1.18        $0.93        $1.00
Accumulation unit value at end of period                                               $ 1.24        $1.18        $0.93
Number of accumulation units outstanding at end of period (000 omitted)                   138           28           --

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.03           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                         $ 1.19        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.29        $1.19        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                   387          142            7

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                         $ 1.16        $0.94        $1.00
Accumulation unit value at end of period                                               $ 1.18        $1.16        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   775          430           50

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                         $ 1.20        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.31        $1.20        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   842          212           --

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.04           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                         $ 1.01        $1.00        $1.00
Accumulation unit value at end of period                                               $ 1.00        $1.01        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                 1,420          839          137

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                         $ 1.43        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.68        $1.43        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                   369           76            8


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                         $ 1.36        $1.00        $1.00
Accumulation unit value at end of period                                               $ 1.62        $1.36        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   460          220           20

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                         $ 1.21        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.32        $1.21        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                    11           --            8

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.03           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    44           --           --

WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.51        $1.02        $1.00
Accumulation unit value at end of period                                               $ 1.94        $1.51        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   444          199           12

WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.41        $0.99        $1.00
Accumulation unit value at end of period                                               $ 1.65        $1.41        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                 1,263          501           46

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                         $ 1.27        $0.94        $1.00
Accumulation unit value at end of period                                               $ 1.49        $1.27        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   157          151           --
* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS
  SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED INTO THE WELLS FARGO
  ADVANTAGE OPPORTUNITY FUND.


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.19        $0.93        $1.00
Accumulation unit value at end of period                                               $ 1.25        $1.19        $0.93
Number of accumulation units outstanding at end of period (000 omitted)                   175           38           --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.30        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.49        $1.30        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                    89           21           --

AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/7/2002)
(PREVIOUSLY INVESCO VIF - FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                         $ 1.22        $0.96        $1.00
Accumulation unit value at end of period                                               $ 1.31        $1.22        $0.96
Number of accumulation units outstanding at end of period (000 omitted)                    30           34           --

AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/7/2002)
(PREVIOUSLY INVESCO VIF - TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                         $ 1.32        $0.92        $1.00
Accumulation unit value at end of period                                               $ 1.36        $1.32        $0.92
Number of accumulation units outstanding at end of period (000 omitted)                    17            6           --

ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.24        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.36        $1.24        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   566          228            3

ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.45        $1.02        $1.00
Accumulation unit value at end of period                                               $ 1.79        $1.45        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   393          168            3

AMERICAN CENTURY(R) VP INTERNATIONAL, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.19        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.35        $1.19        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                   132           42           --

AMERICAN CENTURY(R) VP VALUE, CLASS II (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.26        $0.99        $1.00
Accumulation unit value at end of period                                               $ 1.42        $1.26        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                   981          305           --

CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.12        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.20        $1.12        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   101            6           --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.00           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    17           --           --

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.05           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    16           --           --

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.18        $0.97        $1.00
Accumulation unit value at end of period                                               $ 1.23        $1.18        $0.97
Number of accumulation units outstanding at end of period (000 omitted)                 1,461          559           14

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.36        $1.00        $1.00
Accumulation unit value at end of period                                               $ 1.68        $1.36        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                 1,292          500           11


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                          $1.33        $0.94        $1.00
Accumulation unit value at end of period                                                $1.49        $1.33        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   294           90            2

FTVIPT FRANKLIN REAL ESTATE SECURITIES FUND - CLASS 2 (11/7/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.36        $1.02        $1.00
Accumulation unit value at end of period                                                $1.77        $1.36        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   732          435           16

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                          $1.30        $1.00        $1.00
Accumulation unit value at end of period                                                $1.59        $1.30        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   208          101            4

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/7/2002)
Accumulation unit value at beginning of period                                          $1.23        $0.99        $1.00
Accumulation unit value at end of period                                                $1.36        $1.23        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                   780          330           18

GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND (11/7/2002)
Accumulation unit value at beginning of period                                          $1.21        $0.94        $1.00
Accumulation unit value at end of period                                                $1.37        $1.21        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   137           59            6

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/7/2002)
Accumulation unit value at beginning of period                                          $1.24        $0.98        $1.00
Accumulation unit value at end of period                                                $1.55        $1.24        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                   806          272           14

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO (11/7/2002)
Accumulation unit value at beginning of period                                          $1.25        $0.99        $1.00
Accumulation unit value at end of period                                                $1.42        $1.25        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                   178          131           --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                          $1.12        $0.93        $1.00
Accumulation unit value at end of period                                                $1.21        $1.12        $0.93
Number of accumulation units outstanding at end of period (000 omitted)                   193          177           --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                          $1.25        $0.95        $1.00
Accumulation unit value at end of period                                                $1.32        $1.25        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   231          178            1

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                          $1.00           --           --
Accumulation unit value at end of period                                                $1.02           --           --
Number of accumulation units outstanding at end of period (000 omitted)                     8           --           --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/7/2002)
Accumulation unit value at beginning of period                                          $1.37        $1.02        $1.00
Accumulation unit value at end of period                                                $1.75        $1.37        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   160           84           --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                          $1.00           --           --
Accumulation unit value at end of period                                                $1.07           --           --
Number of accumulation units outstanding at end of period (000 omitted)                     2           --           --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                          $1.00           --           --
Accumulation unit value at end of period                                                $1.05           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                          $1.00           --           --
Accumulation unit value at end of period                                                $1.02           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    20           --           --


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.11        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.18        $1.11        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   144           68           --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.26        $0.99        $1.00
Accumulation unit value at end of period                                               $ 1.45        $1.26        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                   136           73           15

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.23        $0.93        $1.00
Accumulation unit value at end of period                                               $ 1.44        $1.23        $0.93
Number of accumulation units outstanding at end of period (000 omitted)                    24           25           --

RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                         $ 1.15        $0.96        $1.00
Accumulation unit value at end of period                                               $ 1.24        $1.15        $0.96
Number of accumulation units outstanding at end of period (000 omitted)                   125          108            3

RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                         $ 0.99        $1.00        $1.00
Accumulation unit value at end of period                                               $ 0.99        $0.99        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                 1,123          515          105
* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE VARIABLE PORTFOLIO - CASH
  MANAGEMENT FUND AT DEC. 31, 2004 WERE 0.39% AND 0.39%, RESPECTIVELY.

RIVERSOURCE VARIABLE PORTFOLIO - CORE BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CORE BOND FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.00           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                         $ 1.05        $1.02        $1.00
Accumulation unit value at end of period                                               $ 1.09        $1.05        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                 1,596          573           25

RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                         $ 1.39        $0.99        $1.00
Accumulation unit value at end of period                                               $ 1.62        $1.39        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                 1,384          191            3

RIVERSOURCE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                         $ 1.40        $1.01        $1.00
Accumulation unit value at end of period                                               $ 1.72        $1.40        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   128           11           --

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO -  GLOBAL BOND FUND)
Accumulation unit value at beginning of period                                         $ 1.16        $1.04        $1.00
Accumulation unit value at end of period                                               $ 1.26        $1.16        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                   737          198            7

RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
(11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INFLATION PROTECTED SECURITIES FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.02           --           --
Number of accumulation units outstanding at end of period (000 omitted)                     5           --           --

RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                         $ 1.13        $0.94        $1.00
Accumulation unit value at end of period                                               $ 1.21        $1.13        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   196          120           --


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                         $ 1.27        $1.03        $1.00
Accumulation unit value at end of period                                               $ 1.40        $1.27        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                 1,810          993           10

RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.01           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

RIVERSOURCE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                         $ 1.24        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.44        $1.24        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                    85            6           --

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                         $ 1.18        $0.93        $1.00
Accumulation unit value at end of period                                               $ 1.24        $1.18        $0.93
Number of accumulation units outstanding at end of period (000 omitted)                    62           38           --

RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.03           --           --
Number of accumulation units outstanding at end of period (000 omitted)                     2           --           --

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                         $ 1.19        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.28        $1.19        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                    52           36            5

RIVERSOURCE VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                         $ 1.15        $0.94        $1.00
Accumulation unit value at end of period                                               $ 1.18        $1.15        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   756          555           18

RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                         $ 1.20        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.31        $1.20        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   788          372            8

RIVERSOURCE VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.04           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                         $ 1.00        $1.00        $1.00
Accumulation unit value at end of period                                               $ 1.00        $1.00        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                 1,102          552           25

RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                         $ 1.43        $0.98        $1.00
Accumulation unit value at end of period                                               $ 1.67        $1.43        $0.98
Number of accumulation units outstanding at end of period (000 omitted)                   415          117            4


  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                     2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                         $ 1.36        $1.00        $1.00
Accumulation unit value at end of period                                               $ 1.61        $1.36        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   348          180            1

RIVERSOURCE VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND (11/7/2002)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                         $ 1.21        $0.95        $1.00
Accumulation unit value at end of period                                               $ 1.31        $1.21        $0.95
Number of accumulation units outstanding at end of period (000 omitted)                    --           --           --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                         $ 1.00           --           --
Accumulation unit value at end of period                                               $ 1.03           --           --
Number of accumulation units outstanding at end of period (000 omitted)                    11           --           --

WANGER INTERNATIONAL SMALL CAP (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.50        $1.02        $1.00
Accumulation unit value at end of period                                               $ 1.93        $1.50        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   460          221           --

WANGER U.S. SMALLER COMPANIES (11/7/2002)
Accumulation unit value at beginning of period                                         $ 1.41        $0.99        $1.00
Accumulation unit value at end of period                                               $ 1.64        $1.41        $0.99
Number of accumulation units outstanding at end of period (000 omitted)                 1,263          778           19

WELLS FARGO ADVANTAGE OPPORTUNITY FUND* (8/13/2001)
(SUCCESSOR TO STRONG OPPORTUNITY FUND II - ADVISOR CLASS)
Accumulation unit value at beginning of period                                         $ 1.27        $0.94        $1.00
Accumulation unit value at end of period                                               $ 1.48        $1.27        $0.94
Number of accumulation units outstanding at end of period (000 omitted)                   153          164            1
* EFFECTIVE ON OR ABOUT APRIL 11, 2005, THE INVESTOR CLASS AND ADVISOR CLASS
  SHARES OF THE STRONG OPPORTUNITY FUND II REORGANIZED INTO THE WELLS FARGO
  ADVANTAGE OPPORTUNITY FUND.


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements for certain subaccounts in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.




  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the asset allocation model portfolios (model portfolios) of the Portfolio Navigator (PN) Asset Allocation Program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the fund or to buy securities with money flowing into the fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.


- FUND SELECTION: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us and our affiliates (see "About the Service Providers -- Principal Underwriter"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. This compensation is in addition to revenues we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary").

- ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE: Purchase payments and contract value you allocate to subaccounts investing in any of the RiverSource Variable Portfolio Funds are generally more profitable for our affiliates and us. For example, we may receive compensation from our affiliates in connection with purchase payments and contract value you allocate to the RiverSource Variable Portfolio Funds that exceeds the range disclosed in the previous paragraph for funds our affiliates do not manage. This may influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                     VARIABLE ANNUITY - NEW YORK PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  ----------------------------
AIM V.I. Capital Appreciation Fund,     Growth of capital. Invests principally in common       A I M Advisors, Inc.
Series II Shares                        stocks of companies likely to benefit from new or
                                        innovative products, services or processes as well as
                                        those with above-average long-term growth and
                                        excellent prospects for future growth. The fund can
                                        invest up to 25% of its total assets in foreign
                                        securities that involve risks not associated with
                                        investing solely in the United States.

AIM V.I. Capital Development Fund,      Long-term growth of capital. Invests primarily in      A I M Advisors, Inc.
Series II Shares                        securities (including common stocks, convertible
                                        securities and bonds) of small- and medium-sized
                                        companies. The fund may invest up to 25% of its
                                        total assets in foreign securities.

AIM V.I. Financial Services Fund,       Capital Growth. Actively managed. Invests at least     A I M Advisors, Inc.
Series I Shares                         80% of its net assets in the equity securities and
                                        equity-related instruments of companies involved in
(previously INVESCO VIF - Financial     the financial services sector. These companies
Services Fund, Series I Shares)         include, but are not limited to, banks, insurance
                                        companies, investment and miscellaneous industries
                                        (asset managers, brokerage firms, and
                                        government-sponsored agencies and suppliers to
                                        financial services companies).

AIM V.I. International Growth Fund,     Long-tern growth of capital. Invests primarily in a    A I M Advisors, Inc.
Series I Shares                         diversified portfolio of international equity
                                        securities, whose issuers are considered to have
                                        strong earnings momentum. The fund may invest up
                                        to 20% of its total assets in security issuers
                                        located in developing countries and in securities
                                        exchangeable for or convertible into equity
                                        securities of foreign companies.

AIM V.I. Technology Fund, Series I      Capital growth. The Fund is actively managed.           A I M Advisors, Inc.
Shares                                  Invests at least 80% of its net assets in equity
                                        securities and equity-related instruments of
(previously INVESCO VIF -               companies engaged in technology-related industries.
Technology Fund, Series I Shares)       These include, but are not limited to, various
                                        applied technologies, hardware, software,
                                        semiconductors, telecommunications equipment and
                                        services, and service-related companies in
                                        information technology. Many of these products and
                                        services are subject to rapid obsolescence, which
                                        may lower the market value of securities of the
                                        companies in this sector.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
AllianceBernstein VP Growth and         Reasonable current income and reasonable               Alliance Capital Management L.P.
Income Portfolio (Class B)              appreciation. Invests primarily in dividend-paying
                                        common stocks of good quality.

AllianceBernstein VP International      Long-term growth of capital. Invests primarily in a    Alliance Capital Management L.P.
Value Portfolio (Class B)               diversified portfolio of foreign equity securities.

AllianceBernstein VP Global             Growth of capital. Under normal circumstances, the     Alliance Capital Management L.P.
Technology Portfolio (Class B)          Portfolio invests at least 80% of its net assets in
                                        securities of companies that use technology
                                        extensively in the development of new or improved
                                        products or processes

American Century(R) VP                  Capital growth, with income as a secondary             American Century Investment
International, Class II                 objective. Invests primarily in stocks of growing      Management, Inc.
                                        foreign companies in developed countries.

American Century(R) VP Ultra,           Capital growth, with income as a secondary             American Century Investment
Class II                                objective. Invests primarily in U.S. companies, but    Management, Inc.
                                        there is no limit on the amount of assets the Fund
                                        can invest in foreign companies.

American Century(R) VP Value,           Long-term capital growth, with income as a             American Century Investment
Class II                                secondary objective. Invests primarily in stocks of    Management, Inc.
                                        companies that management believes to be
                                        undervalued at the time of purchase.

Calvert Variable Series, Inc. Social    Income and capital growth. Invests primarily in        Calvert Asset Management
Balanced Portfolio                      stocks, bonds and money market instruments which       Company, Inc. (CAMCO),
                                        offer income and capital growth opportunity and        investment adviser. SsgA Funds
                                        which satisfy the investment and social criteria.      Management, Inc. and New
                                                                                               Amsterdam Partners, LLP are the
                                                                                               investment subadvisers.

Columbia High Yield Fund, Variable      High level of current income with capital              Columbia Management Advisors,
Series, Class B                         appreciation as a secondary objective when             Inc.
                                        consistent with the goal of high current income. The
                                        Fund normally invests at least 80% of its net assets
                                        (plus any borrowings for investment purposes) in
                                        high yielding corporate debt securities, such as
                                        bonds, debentures and notes that are rated below
                                        investment grade, or unrated securities which the
                                        Fund's investment advisor has determined to be of
                                        comparable quality. No more than 10% of the
                                        Fund's total assets will normally be invested in
                                        securities rated CCC or lower by S&P or Caa or
                                        lower by Moody's.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
Evergreen VA International Equity       Long-term capital growth, with modest income as a      Evergreen Investment
Fund - Class 2                          secondary objective. The Fund seeks to achieve its     Management Company, LLC
                                        goal by investing primarily in equity securities
                                        issued by established, quality non-U.S. companies
                                        located in countries with developed markets and
                                        may purchase securities across all market
                                        capitalizations. The Fund may also invest in
                                        emerging markets.

Fidelity(R) VIP Growth & Income         Seeks high total return through a combination of       Fidelity Management & Research
Portfolio Service Class 2               current income and capital appreciation. Normally      Company (FMR), investment
                                        invests a majority of assets in common stocks with     manager; FMR U.K., FMR Far
                                        a focus on those that pay current dividends and        East, sub-investment advisers.
                                        show potential for capital appreciation. May invest
                                        in bonds, including lower-quality debt securities,
                                        as well as stocks that are not currently paying
                                        dividends, but offer prospects for future income or
                                        capital appreciation. Invests in domestic and
                                        foreign issuers. The Fund invests in either "growth"
                                        stocks or "value" stocks or both.

Fidelity(R) VIP Mid Cap Portfolio       Long-term growth of capital. Normally invests          Fidelity Management & Research
Service Class 2                         primarily in common stocks. Normally invests at        Company (FMR), investment
                                        least 80% of assets in securities of companies with    manager; FMR U.K., FMR Far
                                        medium market capitalizations. May invest in           East, sub-investment advisers.
                                        companies with smaller or larger market
                                        capitalizations. Invests in domestic and foreign
                                        issuers. The Fund invests in either "growth" or
                                        "value" common stocks or both.

Fidelity(R) VIP Overseas Portfolio      Long-term growth of capital. Normally invests          Fidelity Management & Research
Service Class 2                         primarily in common stocks of foreign securities.      Company (FMR), investment
                                        Normally invests at least 80% of assets in non-U.S.    manager; FMR U.K., FMR Far
                                        securities.                                            East, Fidelity International
                                                                                               Investment Advisors (FIIA) and
                                                                                               FIIA U.K., sub-investment advisers.

FTVIPT Franklin Real Estate             Capital appreciation, with current income as a         Franklin Advisers, Inc.
Securities Fund - Class 2               secondary goal. The Fund normally invests at least
                                        80% of its net assets in investments of companies
(previously FTVIPT Franklin Real        operating in the real estate sector.
Estate Fund - Class 2)

FTVIPT Franklin Small Cap Value         Long-term total return. The Fund normally invests at   Franklin Advisory Services, LLC
Securities Fund - Class 2               least 80% of its net assets in investments of small
                                        capitalization companies, and invests primarily to
                                        predominantly in equity securities. For this Fund,
                                        small-capitalization companies are those with
                                        market capitalization values not exceeding $2.5
                                        billion, at the time of purchase.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
FTVIPT Mutual Shares Securities         Capital appreciation, with income as a secondary       Franklin Mutual Advisers, LLC
Fund - Class 2                          goal. The Fund normally invests mainly in U.S.
                                        equity securities and substantially in undervalued
                                        stocks, risk arbitrage securities and distressed
                                        companies.

Goldman Sachs VIT CORE(SM)              Seeks long-term growth of capital and dividend         Goldman Sachs Asset
U.S. Equity Fund                        income. The Fund invests, under normal                 Management, L.P.
                                        circumstances, at least 95% of its total assets (not
CORE(SM) is a registered service        including securities lending collateral and any
mark of Goldman, Sachs & Co.            investment of that collateral) measured at time of
                                        purchase in a diversified portfolio of equity
                                        investments in U.S. issuers, including foreign
                                        companies that are traded in the United States. The
                                        Fund's investments are selected using both a
                                        variety of quantitative techniques and fundamental
                                        research in seeking to maximize the Fund's
                                        expected return, while maintaining risk, style,
                                        capitalization and industry characteristics similar
                                        to the S&P 500 Index. The Fund seeks a broad
                                        representation in most major sectors of the U.S.
                                        economy and a portfolio consisting of companies
                                        with average long-term earnings growth
                                        expectations and dividend yields. The Fund is not
                                        required to limit its investments to securities in
                                        the S&P 500.

Goldman Sachs VIT Mid Cap Value         The Goldman Sachs VIT Mid Cap Value Fund               Goldman Sachs Asset
Fund                                    seeks long-term capital appreciation. The Fund         Management, L.P.
                                        invests, under normal circumstances, at least 80%
                                        of its net assets plus any borrowing for investment
                                        purposes (measured at time of purchase) in a
                                        diversified portfolio of equity investments in
                                        mid-capitalization issuers within the range of the
                                        market capitalization of companies constituting the
                                        Russell Midcap Value Index at the time of
                                        investments. If the market capitalization of a
                                        company held by the Fund moves outside this
                                        range, the Fund may, but is not required to sell the
                                        securities. The capitalization range of the Russell
                                        Midcap Value Index is currently between $276
                                        million and $14.9 billion. Although the Fund will
                                        invest primarily in publicly traded U.S. securities,
                                        it may invest up to 25% of its net assets in foreign
                                        securities of issuers in emerging countries, and
                                        securities quoted in foreign currencies.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
Lazard Retirement International         Long-term capital appreciation. Invests primarily in   Lazard Asset Management, LLC
Equity Portfolio                        equity securities, principally common stocks, of
                                        relatively large non-U.S. companies with market
                                        capitalizations in the range of the Morgan Stanley
                                        Capital International (MSCI) Europe, Australia and
                                        Far East (EAFE(R)) Index that the Investment
                                        Manager believes are undervalued based on their
                                        earnings, cash flow or asset values.

MFS(R) Investors Growth Stock           Long-term growth of capital and future income.         MFS Investment Management(R)
Series - Service Class                  Invests at least 80% of its net assets in common
                                        stocks and related securities of companies which
                                        MFS(R) believes offer better than average
                                        prospects for long-term growth.

MFS(R) New Discovery Series -           Capital appreciation. Invests at least 65% of its      MFS Investment Management(R)
Service Class                           net assets in equity securities of emerging growth
                                        companies.

MFS(R) Total Return Series -            Above-average income consistent with the prudent       MFS Investment Management(R)
Service Class                           employment of capital, with growth of capital and
                                        income as a secondary objective. Invests primarily
                                        in a combination of equity and fixed income
                                        securities.

MFS(R) Utilities Series - Service       Capital growth and current income. Invests primarily   MFS Investment Management(R)
Class                                   in equity and debt securities of domestic and
                                        foreign companies in the utilities industry.

Oppenheimer Global Securities           Long-term capital appreciation. Invests mainly in      OppenheimerFunds, Inc.
Fund/VA, Service Shares                 common stocks of U.S. and foreign issuers that are
                                        "growth-type" companies, cyclical industries and
                                        special situations that are considered to have
                                        appreciation possibilities.

Oppenheimer Main Street Small Cap       Seeks capital appreciation. Invests mainly in          OppenheimerFunds, Inc.
Fund/VA, Service Shares                 common stocks of small-capitalization U.S.
                                        companies that the fund's investment manager
                                        believes have favorable business trends or
                                        prospects.

Oppenheimer Strategic Bond              High level of current income principally derived       OppenheimerFunds, Inc.
Fund/VA, Service Shares                 from interest on debt securities. Invests mainly in
                                        three market sectors: debt securities of foreign
                                        governments and companies, U.S. government
                                        securities and lower-rated high yield securities of
                                        U.S. and foreign companies.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
Putnam VT Health Sciences Fund -        Capital appreciation. The fund pursues its goal by     Putnam Investment Management,
Class IB Shares                         investing mainly in common stocks of companies in      LLC
                                        the health sciences industries, with a focus on
                                        growth stocks. Under normal circumstances, the
                                        fund invests at least 80% of its net assets in
                                        securities of (a) companies that derive at least 50%
                                        of their assets, revenues or profits from the
                                        pharmaceutical, health care services, applied
                                        research and development and medical equipment
                                        and supplies industries, or (b) companies Putnam
                                        Management thinks have the potential for growth as
                                        a result of their particular products, technology,
                                        patents or other market advantages in the health
                                        sciences industries.

Putnam VT International Equity Fund     Capital appreciation. The fund pursues its goal by     Putnam Investment Management,
- Class IB Shares                       investing mainly in common stocks of companies         LLC
                                        outside the United States that Putnam Management
                                        believes have favorable investment potential. Under
                                        normal circumstances, the fund invests at least 80%
                                        of its net assets in equity investments.

Putnam VT Vista Fund - Class IB         Capital appreciation. The fund pursues its goal by     Putnam Investment Management,
Shares                                  investing mainly in common stocks of U.S.              LLC
                                        companies, with a focus on growth stocks.

RiverSource Variable Portfolio -        Maximum total investment return through a              RiverSource Investments, LLC
Balanced Fund                           combination of capital growth and current income.      (RiverSource Investments)
                                        Invests primarily in a combination of common and
(previously AXP(R) Variable Portfolio   preferred stocks, bonds and other debt securities.
- Managed Fund)                         Under normal market conditions, at least 50% of the
                                        Fund's total assets are invested in common stocks
                                        and no less than 20% of the Fund's total assets are
                                        invested in debt securities.

RiverSource Variable Portfolio -        Maximum current income consistent with liquidity       RiverSource Investments
Cash Management Fund                    and stability of principal. Invests primarily in
                                        money market instruments, such as marketable
(previously AXP(R) Variable Portfolio   debt obligations issued by corporations or the U.S.
- Cash Management Fund)                 government or its agencies, bank certificates of
                                        deposit, bankers' acceptances, letters of credit,
                                        and commercial paper, including asset-backed
                                        commercial paper.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
RiverSource Variable Portfolio -        High total return through current income and capital   RiverSource Investments
Core Bond Fund                          appreciation. Under normal market conditions, the
                                        Fund invests at least 80% of its net assets in bonds
(previously AXP(R) Variable Portfolio   and other debt securities. Although the Fund is not
- Core Bond Fund)                       an index fund, it invests primarily in securities
                                        like those included in the Lehman Brothers
                                        Aggregate Bond Index, which are investment grade
                                        and denominated in U.S. dollars. The Index
                                        includes securities issued by the U.S. government,
                                        corporate bonds, and mortgage- and asset-backed
                                        securities. The Fund will not invest in securities
                                        rated below investment grade, although it may hold
                                        securities that have been downgraded.

RiverSource Variable Portfolio -        High level of current income while attempting to       RiverSource Investments
Diversified Bond Fund                   conserve the value of the investment and continuing
                                        a high level of income for the longest period of
(previously AXP(R) Variable Portfolio   time. Under normal market conditions, the Fund
- Diversified Bond Fund)                invests at least 80% of its net assets in bonds and
                                        other debt securities. At least 50% of the Fund's
                                        net assets will be invested in securities like those
                                        included in the Lehman Brothers Aggregate Bond
                                        Index (Index), which are investment grade and
                                        denominated in U.S. dollars. The Index includes
                                        securities issued by the U.S. government, corporate
                                        bonds, and mortgage- and asset-backed securities.
                                        Although the Fund emphasizes high- and
                                        medium-quality debt securities, it will assume some
                                        credit risk to achieve higher yield and/or capital
                                        appreciation by buying lower-quality bonds.

RiverSource Variable Portfolio -        High level of current income and, as a secondary       RiverSource Investments
Diversified Equity Income Fund          goal, steady growth of capital. Under normal market
                                        conditions, the Fund invests at least 80% of its
(previously AXP(R) Variable Portfolio   net assets in dividend-paying common and
- Diversified Equity Income Fund)       preferred stocks.

RiverSource Variable Portfolio -        Long-term capital growth. Under normal market          RiverSource Investments, adviser;
Emerging Markets Fund                   conditions, the Fund invests at least 80% of its net   Threadneedle International
                                        assets in equity securities of emerging market         Limited, an indirect wholly-owned
(previously AXP(R) Variable Portfolio   companies.                                             subsidiary of Ameriprise Financial,
- Threadneedle Emerging Markets                                                                subadviser.
Fund)


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
RiverSource Variable Portfolio -        High total return through income and growth of         RiverSource Investments
Global Bond Fund                        capital. Non-diversified mutual fund that invests
                                        primarily in debt obligations of U.S. and foreign
(previously AXP(R) Variable Portfolio   issuers. Under normal market conditions, the Fund
- Global Bond Fund)                     invests at least 80% of its net assets in
                                        investment-grade corporate or government debt
                                        obligations including money market instruments of
                                        issuers located in at least three different
                                        countries.

RiverSource Variable Portfolio -        Total return that exceeds the rate of inflation over   RiverSource Investments
Global Inflation Protected Fund         the long-term. Non-diversified mutual fund that,
                                        under normal market conditions, invests at least
(previously AXP(R) Variable Portfolio   80% of its net assets in inflation-protected debt
- Inflation Protected Securities Fund)  securities. These securities include inflation-indexed bonds of varying maturities issued
                                        by U.S. and foreign governments, their agencies or
                                        instrumentalities and corporations.

RiverSource Variable Portfolio -        Long-term capital growth. Invests primarily in         RiverSource Investments
Growth Fund                             common stocks that appear to offer growth
                                        opportunities.
(previously AXP(R) Variable Portfolio
- Growth Fund)

RiverSource Variable Portfolio -        High current income, with capital growth as a          RiverSource Investments
High Yield Bond Fund                    secondary objective. Under normal market
                                        conditions, the Fund invests at least 80% of its net
(previously AXP(R) Variable Portfolio   assets in high-yielding, high-risk corporate bonds
- High Yield Bond Fund)                 (junk bonds) issued by U.S. and foreign companies
                                        and governments.

RiverSource Variable Portfolio -        High total return through current income and capital   RiverSource Investments
Income Opportunities Fund               appreciation. Under normal market conditions,
                                        invests primarily in income-producing debt
(previously AXP(R) Variable Portfolio   securities with an emphasis on the higher rated
- Income Opportunities Fund)            segment of the high-yield (junk bond) market.

RiverSource Variable Portfolio -        Capital appreciation. Invests primarily in equity      RiverSource Investments, adviser;
International Opportunity Fund          securities of foreign issuers that offer strong        Threadneedle International
                                        growth potential.                                      Limited, an indirect wholly-owned
(previously AXP(R) Variable Portfolio                                                          subsidiary of Ameriprise Financial,
- Threadneedle International Fund)                                                             subadviser.

RiverSource Variable Portfolio -        Capital appreciation. Under normal market              RiverSource Investments
Large Cap Equity Fund                   conditions, the Fund invests at least 80% of its
                                        net assets in equity securities of companies with
(previously AXP(R) Variable Portfolio   market capitalization greater than $5 billion at the
- Large Cap Equity Fund)                time of purchase.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
RiverSource Variable Portfolio -        Long-term growth of capital. Under normal market       RiverSource Investments
Large Cap Value Fund                    conditions, the fund invests at least 80% of its net
                                        assets in equity securities of companies with a
(previously AXP(R) Variable Portfolio   market capitalization greater than $5 billion at the
- Large Cap Value Fund)                 time of purchase. The Fund may also invest in
                                        income-producing equity securities and preferred
                                        stocks.

RiverSource Variable Portfolio -        Growth of capital. Under normal market conditions,     RiverSource Investments
Mid Cap Growth Fund                     the Fund invests at least 80% of its net assets in
                                        equity securities of medium-sized companies. The
(previously AXP(R) Variable Portfolio   investment manager defines mid-cap companies as
- Equity Select Fund)                   those whose market capitalization (number of
                                        shares outstanding multiplied by the share price)
                                        falls within the range of the Russell MidCap(R)
                                        Growth Index.

RiverSource Variable Portfolio -        Long-term growth of capital. Under normal              RiverSource Investments
Mid Cap Value Fund                      circumstances, the Fund invests at least 80% of its
                                        net assets (including the amount of any borrowings
(previously AXP(R) Variable Portfolio   for investment purposes) in equity securities of
- Mid Cap Value Fund)                   medium-sized companies.

RiverSource Variable Portfolio -        Long-term growth of capital. Under normal market       RiverSource Investments
New Dimensions Fund(R)                  conditions, the Fund invests at least 80% of its net
                                        assets in equity securities of companies with market
(previously AXP(R) Variable             capitalization greater than $5 billion at the time
Portfolio - NEW DIMENSIONS FUND(R))     of purchase.

RiverSource Variable Portfolio -        Long-term capital appreciation. The Fund seeks to      RiverSource Investments
S&P 500 Index Fund                      provide investment results that correspond to the
                                        total return (the combination of appreciation and
(previously AXP(R) Variable Portfolio   income) of large-capitalization stocks of U.S.
- S&P 500 Index Fund)                   companies. The Fund invests in common stocks
                                        included in the Standard & Poor's 500 Composite
                                        Stock Price Index (S&P 500). The S&P 500 is made
                                        up primarily of large-capitalization companies that
                                        represent a broad spectrum of the U.S. economy.

RiverSource Variable Portfolio -        Long-term growth of capital. Invests primarily in      RiverSource Investments, adviser;
Select Value Fund                       common stocks, preferred stocks and securities         GAMCO Investors, Inc.,
                                        convertible into common stocks that are listed on a    subadviser.
(previously AXP(R) Variable Portfolio   nationally recognized securities exchange or traded
- Partners Select Value Fund)           on the NASDAQ National Market System of the
                                        National Association of Securities Dealers. The
                                        Fund invests in mid-cap companies as well as
                                        companies with larger and smaller market
                                        capitalizations.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
RiverSource Variable Portfolio -        A high level of current income and safety of           RiverSource Investments
Short Duration U.S. Government          principal consistent with an investment in U.S.
Fund                                    government and government agency securities.
                                        Under normal market conditions, at least 80% of the
(previously AXP(R) Variable Portfolio   Fund's net assets are invested in securities issued
- Short Duration U.S. Government        or guaranteed as to principal and interest by the
Fund)                                   U.S. government, its agencies or instrumentalities.

RiverSource Variable Portfolio -        Long-term capital growth. Under normal market          RiverSource Investments, adviser;
Small Cap Advantage Fund                conditions, at least 80% of the Fund's net assets      Kenwood Capital Management
                                        are invested in equity securities of companies with    LLC, subadviser.
(previously AXP(R) Variable Portfolio   market capitalization of up to $2 billion or that
- Small Cap Advantage Fund)             fall within the range of the Russell 2000(R) Index
                                        at the time of investment.

RiverSource Variable Portfolio -        Long-term capital appreciation. Invests primarily      RiverSource Investments, adviser;
Small Cap Value Fund                    in equity securities. Under normal market              Goldman Sachs Asset
                                        conditions, at least 80% of the Fund's net assets      Management, L.P., Royce &
(previously AXP(R) Variable Portfolio   will be invested in companies with market              Associates, LLC, Donald Smith &
- Partners Small Cap Value Fund)        capitalization at the time of investment, of up to     Co., Inc., Franklin Portfolio
                                        $2.5 billion or that fall within the range of the      Associates LLC and Barrow,
                                        Russell 2000(R) Value Index.                           Hanley, Mewhinney & Strauss,
                                                                                               Inc., subadvisers.

RiverSource Variable Portfolio -        Capital appreciation. Under normal market              RiverSource Investments
Strategy Aggressive Fund                conditions, at least 65% of the Fund's total assets
                                        are invested in equity securities.
(previously AXP(R) Variable Portfolio
- Strategy Aggressive Fund)

Salomon Brothers Variable Series        Long-term growth of capital. The fund invests,         Salomon Brothers Asset
Funds Inc Small Cap Growth Fund,        under normal circumstances, at least 80% of its        Management Inc, a subsidiary of
Class II                                assets in equity securities of companies with small    Citigroup Inc.
                                        market capitalizations and related investments.

Van Kampen Life Investment Trust        Capital growth and income through investments in       Van Kampen Asset Management
Comstock Portfolio Class II Shares      equity securities, including common stocks,
                                        preferred stocks and securities convertible into
                                        common and preferred stocks.

Wanger International Small Cap          Long-term growth of capital. Invests primarily in      Columbia Wanger Asset
                                        stocks of companies based outside the U.S. with        Management, L.P.
                                        market capitalizations of less than $3 billion at
                                        time of initial purchase.

Wanger U.S. Smaller Companies           Long-term growth of capital. Invests primarily in      Columbia Wanger Asset
                                        stocks of small- and medium-size U.S. companies        Management, L.P.
                                        with market capitalizations of less than $5 billion
                                        at time of initial purchase.


                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

FUND NAME                               INVESTMENT OBJECTIVES AND POLICIES                     INVESTMENT ADVISER
--------------------------------------  -----------------------------------------------------  -------------------------------
Wells Fargo Advantage Opportunity       Seeks long-term capital appreciation. We invest in     Wells Fargo Funds Management,
Fund (successor to Strong               equity securities of medium-capitalization             LLC, adviser; Wells Capital
Opportunity Fund II - Advisor Class)    companies that we believe are under-priced yet,        Management Incorporated,
                                        have attractive growth prospects.                      subadviser.

THE FIXED ACCOUNT

Unless an asset allocation model is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing IDS Life of New York annuities, product design, competition, and the IDS Life of New York's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing IDS Life of New York annuities, product design, competition, and the company's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:

- the fixed account, subaccounts and/or the special DCA account(1) in which you want to invest;

-    how you want to make purchase payments;

-    a beneficiary;

- under RAVA Advantage Plus, the length of the surrender charge period (seven or ten years);

-    the optional Portfolio Navigator Asset Allocation Program;

-    one of the following optional death benefits:

     -    ROPP Death Benefit(2),

     -    MAV Death Benefit(2),

     -    5-Year MAV Death Benefit(2), and

- one of the following optional living benefits that require the use of an asset allocation program:


     -    Accumulation Benefit rider(3), or


     -    Withdrawal Benefit(3).

(1) The Special DCA account may not be available for new purchase payments at all times.
(2) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(3) You may select either Accumulation Benefit or Withdrawal Benefit rider. The Withdrawal Benefit is available if you are 75 or younger at the rider effective date and age 60 to 75 if the contract is a TSA. The Accumulation Benefit is available if you are 80 or younger at the rider effective date.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments".)

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the fixed account, Special DCA account (when available) and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the settlement date must be:

-    no earlier than 13 months after the contract's effective date; and

- no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

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      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

                                                     RAVA ADVANTAGE PLUS              RAVA SELECT PLUS
If paying by any other method:
   initial payment for qualified annuities                 $1,000                          $ 2,000
   initial payment for nonqualified annuities               2,000                           10,000
   for any additional payments                                 50                               50

* RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** (without office approval) based on your age on the effective date of the contract:

                                                     RAVA ADVANTAGE PLUS              RAVA SELECT PLUS
For the first year:
   through age 85                                         $999,999***                      $999,999***
   for ages 86 to 90                                       100,000                          100,000
For each subsequent year:
   through age 85                                          100,000                          100,000
   for ages 86 to 90                                        50,000                           50,000

** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

*** These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply. We also reserve the right to limit the cumulative amount of purchase payments for contracts with the Withdrawal Benefit rider, subject to state restrictions.


We reserve the right to not accept purchase payments allocated to the fixed account for six months following either:

1.   a partial surrender from the fixed account; or

2.   a lump sum transfer from the fixed account to a subaccount.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:
IDS LIFE INSURANCE COMPANY OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

PURCHASE PAYMENT CREDITS

FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

-    1% of each purchase payment received:

     -- if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

     -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

-    2% of each purchase payment received:

     -- if you elect the seven-year surrender charge schedule for your contract.

-    3% of each purchase payment received

     --   if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. Any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. The charge from the fixed account will not exceed $30 in any contract year.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                       RAVA ADVANTAGE PLUS      RAVA SELECT PLUS
For nonqualified annuities                   0.95%                  1.20%

For qualified annuities                      0.75%                  1.00%

For Band 3 annuities                         0.55%                  0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

-    10% of the contract value on the prior contract anniversary*; and

-    current contract earnings.

CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

-    10% of the contract value on the prior contract anniversary*;

-    current contract earnings; and

-    the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1.   First, we surrender the TFA. We do not assess a surrender charge on TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

                   SEVEN-YEAR SCHEDULE                                      TEN-YEAR SCHEDULE
 NUMBER OF COMPLETED                                       NUMBER OF COMPLETED
YEARS FROM DATE OF EACH        SURRENDER CHARGE          YEARS FROM DATE OF EACH            SURRENDER CHARGE
  PURCHASE PAYMENT                PERCENTAGE                PURCHASE PAYMENT                   PERCENTAGE
        0                             7%                            0                              8%
        1                             7                             1                              8
        2                             7                             2                              8
        3                             6                             3                              7
        4                             5                             4                              7
        5                             4                             5                              6
        6                             2                             6                              5
        7+                            0                             7                              4
                                                                    8                              3
                                                                    9                              2
                                                                   10+                             0

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
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                                       55

SURRENDER CHARGE UNDER RAVA SELECT PLUS:

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on contract earnings.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

               CONTRACT YEAR                  SURRENDER CHARGE PERCENTAGE
                    1                                     7%
                    2                                     7
                    3                                     7
                    Thereafter                            0

PARTIAL SURRENDERS

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

-    surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's guaranteed Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from a contract described in this prospectus);

- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

-    amounts we refund to you during the free look period*;

-    death benefits*;

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

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                                       56

ACCUMULATION BENEFIT RIDER FEE


We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.


Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio for new contract holders. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:


(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;


(b) you change your model portfolio after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with Withdrawal Benefit.


WITHDRAWAL BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

We reserve the right to change the fee for this rider up to a maximum of 2.50% for new contract owners. However, any change to the rider fee will only apply to existing contract owners if:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;


(b) you change your model portfolio after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model.

We reserve the right to charge a fee that varies by the model portfolio selected.

If you choose an Elective Step up, you will pay the fee we then charge. If you choose an Elective Step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or an Elective Step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.

(1) Available if you are 75 or younger at the rider effective date and age 60 to 75 if the contract is a TSA. You must select a model portfolio with this rider (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program").


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      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) The MAV rider is only available if you are 75 or younger at the rider effective date and it is not available with 5-year MAV.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.

PN RIDER FEE

We charge a fee for this optional feature only if you select it.(4) This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts less any excluded accounts in the same proportion your interest in each account bears to your total variable account contract value less any excluded accounts. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.


(4) We do not charge this fee and you may not discontinue your participation if you are required to participate in the PN program because you purchased an optional Accumulation Benefit or Withdrawal Benefit rider.


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                                       58

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-    minus any prorated portion of the contract administrative charge.

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges); and

-    minus amounts transferred out.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contracts each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional death benefit with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;

-    surrender charges;

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                                       59
and a deduction of:

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the ROPP rider fee (if selected);

-    a prorated portion of the MAV rider fee (if selected);

-    a prorated portion of the 5-Year MAV rider fee (if selected);


-    a prorated portion of the Accumulation Benefit rider fee (if selected);


-    a prorated portion of the Withdrawal Benefit rider fee (if selected);
     and/or

-    a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

-    changes in fund net asset value;

-    fund dividends distributed to the subaccounts;

-    fund capital gains or losses;

-    fund operating expenses; and

-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit or Accumulation Benefit is selected. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                    NUMBER
                                                            AMOUNT           ACCUMULATION          OF UNITS
                                            MONTH          INVESTED           UNIT VALUE           PURCHASED
By investing an equal number
of dollars each month ...                   Jan              $100                $20                  5.00

                                            Feb               100                 18                  5.56

you automatically buy                       Mar               100                 17                  5.88
more units when the
per unit market price is low ...   ---->    Apr               100                 15                  6.67

                                            May               100                 16                  6.25

                                            June              100                 18                  5.56

                                            July              100                 17                  5.88

and fewer units                             Aug               100                 19                  5.26
when the per unit
market price is high.              ----->   Sept              100                 21                  4.76

                                            Oct               100                 20                  5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.

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                                       60

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

-    You cannot transfer existing contract values into a Special DCA account.

- Each Special DCA arrangement consists of 6 monthly transfers that begin 7 days after we receive your purchase payment.

- We make monthly transfers of your Special DCA account value into the subaccounts you select.


- You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if an asset allocation program is in effect, and the model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.


- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.


- Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available the valuation date we receive your payment).


- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if an asset allocation program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).


- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing or by any other method acceptable to us. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

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ASSET ALLOCATION PROGRAM

If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider. There is no additional charge for the asset allocation program.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account (if available under the asset allocation program) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. Your sales representative can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or the fixed account and (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.


If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the asset allocation model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").


Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts and/or the fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.


If permitted under applicable securities law, we reserve the right to:


- reallocate your current model portfolio to an updated version of your current model portfolio; or

-    substitute a fund of funds for your current model portfolio.


We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after Nov. 1, 2005.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider. You also may participate in the PN program by purchasing a separate optional rider for an additional charge. Your sales representative will provide you with information that describes the PN program in detail. You should review this information, including the terms of the PN program, carefully with your sales representative.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, LLC, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner


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participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see RiverSource Investments' disclosure brochure, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The brochure is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocations options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSourceVariable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments monitors the performance of the RiverSourceVariable Portfolio Funds and may, from time to time, recommend to the board of directors a RiverSourceVariable Portfolio Fund, a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds -- Compensation Disclosure" and "The Variable Account and the Funds -- The Funds -- Fund Selection.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.


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Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination and will provide you with a questionnaire that you may complete. The questionnaire can help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the questionnaire help determine which model portfolio most closely matches your investing style. While the scoring of the questionnaire is objective, there is no guarantee that your responses to the questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the questionnaire is appropriate to your ability to withstand investment risk. Neither IDS Life of New York nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio--"excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. If you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA account, according to the updated model portfolio based on the written authorization you provided when you enrolled in the PN program. If you do not want your contract value, less amounts allocated to the Special DCA account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. However, if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider and you make such change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Benefit or Withdrawal Benefit rider.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.


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Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your current model portfolio. We also reserve the right to discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program. unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER

If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider. There is no additional charge for the PN program when used with either of these optional riders.

- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL END OF WAITING PERIOD.

- WITHDRAWAL BENEFIT RIDER: Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. SURRENDER CHARGES AND TAX PENALTIES MAY APPLY. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM RIDER

If you do not select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider with your contract, you may elect to participate in the PN program by adding the optional Portfolio Navigator Model Portfolio Rider (PN rider) to your contract for an additional charge (see "Charges"). The PN rider is available for nonqualified annuities and for qualified annuities except under 401(k) and 401(a) plans.

Unless we agree otherwise, you may only add the PN rider at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. However, you cannot elect to participate in the PN program again until the next contract anniversary unless we agree otherwise. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.

You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN rider. The PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.


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TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while an asset allocation model portfolio is in effect.

You may transfer contract value from any one subaccount or the fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-    requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

-    not accepting transfer requests of an agent acting under power of attorney;

-    limiting the dollar amount that you may transfer at any one time; or

-    suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all classes. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.




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IN ADDITION TO THE MARKET TIMING POLICY WE APPLY TO DISCOURAGE FREQUENT
TRANSFERS AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT, THE FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT MAY HAVE ADOPTED THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT WHETHER A PARTICULAR UNDERLYING FUND HAS ADOPTED A MARKET TIMING POLICY, WHAT THAT POLICY IS IF ONE HAS BEEN ADOPTED, AND THE RISKS THAT MARKET TIMING POSES TO THAT FUND, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. Currently, the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 30% of the contract value. You may not make a transfer to the Special DCA account.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

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HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)*and signed request for a transfer or surrender to:

Regular mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

* Failure to provide your Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the fixed account or the Special DCA account are not allowed.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

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We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, ROPP charges, MAV charges, 5-Year MAV charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

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TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.


CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

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BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

-    contract value, less any purchase payment credits subject to reversal; or

-    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

ADJUSTED PARTIAL SURRENDERS
                      PS x DB
                      -------
                         CV

          PS = the partial surrender including any applicable surrender charge.

          DB = the death benefit on the date of (but prior to) the partial surrender.

          CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2005.

- On March 1, 2006 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

     We calculate the death benefit on March 1, 2006 as follows:

       The total purchase payments minus adjustments for partial surrenders:

       Total purchase payments                                           $20,000

            minus adjusted partial surrenders, calculated as:

          $1,500 x $20,000
          ----------------  =
              $18,000                                                    - 1,667
                                                                       ---------
      for a death benefit of:                                            $18,333

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2005.

- On March 1, 2006 the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit on March 1, 2006 to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

     -    contract value, less any purchase payment credits subject to reversal;
          or

     -    purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

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If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

     -    contract value, less any purchase payment credits subject to reversal;
          or

     -    purchase payments less minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-    purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                      PS x DB
                      -------
                         CV

          PS = the partial surrender including any applicable surrender charge.

          DB = the death benefit on the date of (but prior to) the partial surrender.

          CV = the contract value on the date of (but prior to) the partial surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

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TERMINATING THE ROPP

- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-    purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the 5-Year MAV.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

-    purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE 5-YEAR MAV

- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether a Accumulation Benefit rider is appropriate for you because:

- you must participate in the Portfolio Navigator Asset Allocation Program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether a Accumulation Benefit rider is appropriate for your situation.


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HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE
ACCUMULATION BENEFIT:


BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.


MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.


ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.


We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.


Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.   80% of the contract value on the contract anniversary; or

2.   the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.


The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

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SPOUSAL CONTINUATION


If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.


TERMINATING THE RIDER

The rider will terminate under the following conditions:

     The rider will terminate before the benefit date without paying a benefit on the date:

     -    you take a full surrender; or

     -    annuitization begins; or

     -    the contract terminates as a result of the death benefit being paid.

     The rider will terminate on the benefit date.

For an example, see Appendix C.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT)

The Withdrawal Benefit is an optional benefit that you may select for an additional annual charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a surrender charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

-    the Guaranteed Benefit Amount will be adjusted as described below; and

-    the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Surrender Charges"). We pay you the amount you request. Any partial surrender you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrender Charge").

An annual Elective Step Up option is available for 30 days after each contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to:

- the contract value on the valuation date we receive your written request to step up.

The annual Elective Step Up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the Guaranteed Benefit Amount and Remaining Benefit Amount headings below; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your asset allocation model, the rider charge may change (see "Charges").

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If you are 75 or younger at contract issue, you may choose to add the Withdrawal
Benefit to your contract. You must elect the Withdrawal Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Withdrawal Benefit may not be cancelled and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

You should consider whether the Withdrawal Benefit is appropriate for you because:


- you must participate in an asset allocation program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and the fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program");

- Withdrawals before age 59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have RMD rules that govern the timing and amount of distributions from the contract. If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the Guaranteed Benefit Amount and the Remaining Benefit Amount. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- we reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.


THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT RBA PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:

          GBA EXCESS WITHDRAWAL PROCEDURE

          The GBA will automatically be reset to the lesser of (a) the GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments and the excess withdrawal procedure results in a reduction of the total GBA, each payment's GBA will be reset in the following manner:

          1. If the contract value before the excess withdrawal is less than or equal to the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset equal to that payment's Remaining Benefit Amount after the withdrawal.

          2. If the contract value before the excess withdrawal is greater than the Remaining Benefit Amount before the excess withdrawal, each payment's GBA after the withdrawal will be reset to that payment's Remaining Benefit Amount after the withdrawal plus (a) times (b) divided by (c), where:

                    (a) is the total GBA after the withdrawal less the total Remaining Benefit Amount after the withdrawal;

                    (b) is the ratio of that payment's GBA before the withdrawal to that payment's Remaining Benefit Amount before the withdrawal minus one, and

                    (c) is the sum of the values as determined in (b) for each individual payment before the withdrawal.

-    at step up -- (see "Elective Step Up" below).

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REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

          RBA EXCESS WITHDRAWAL PROCEDURE

          The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

          If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

          The withdrawal amount up to the Remaining Benefit Payment (defined below) is taken out of each RBA bucket in proportion to its Remaining Benefit Payment at the time of the withdrawal; and the withdrawal amount above the Remaining Benefit Payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

-    at step up -- (see "Elective Step Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Surrender Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. NOTE THAT SPECIAL RULES, DESCRIBED ABOVE, MAY LIMIT ELECTIVE STEP UPS IN THE FIRST 3 CONTRACT YEARS. The increases will be determined as follows:

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA.

The effective date of the step up is the valuation date we receive your written request to step up.

The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

The GBA will be set to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

The GBP will be set to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

The RBP will be set to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

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If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

The elective step up option is not available to non-spouse beneficiaries that continue the contract.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation elective step up is in addition to the annual elective step up.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA immediately prior to the spousal continuation step up, or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

RBA PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract.

We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

-    you will be paid according to the RBA payout option described above;

-    we will no longer accept additional purchase payments;

-    you will no longer be charged for the rider;

-    any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the RBA payout option described above.

If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit and the contract will terminate.

For an example, see Appendix B.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    your age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

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In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- WITHDRAWAL BENEFIT - RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary.

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ANNUITY PAYMENT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account, subaccounts and/or Special DCA account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds your investment. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a Withdrawal Benefit rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING (INCLUDING IRAs, ROTH IRAs AND SEPs): If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a Withdrawal Benefit rider we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

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The withholding requirements differ if we deliver the payment outside the United
States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-    if it is allocable to an investment before Aug. 14, 1982; or

-    if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

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WITHHOLDING: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death,

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment after you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

-    to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, PN, ACCUMULATION BENEFIT OR WITHDRAWAL BENEFIT): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

Ameriprise Financial Services is the principal underwriter for the contract.

Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services is a wholly owned subsidiary of Ameriprise Financial. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years.

The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

We pay time-of-sale commissions of up to 7.75% of purchase payments on the contract as well as service/trail commissions of up to 1.25% based on annual total contract value for as long as the contract remains in effect.

We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representative for selling and servicing the contract. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contact owner returns the contract under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

- We pay the commissions and other compensation described above from our assets.

-    Our assets may include:

     -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

     -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "Expense summary -- Annual operating expenses of the funds -- Compensation Disclosure");

     -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds--The Funds--Fund Selection and Allocation of purchase payments and contract value"); and

     -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

     -- fees and expenses we collect from contract owners, including surrender charges; and

     -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

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POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

LEGAL PROCEEDINGS

The SEC, the NASD and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life of New York's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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APPENDICES

THE PURPOSE OF THESE APPENDICES IS TO ILLUSTRATE THE OPERATION OF VARIOUS CONTRACT FEATURES AND RIDERS. IN ORDER TO DEMONSTRATE THESE CONTRACT FEATURES AND RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA ACCOUNT, FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL RIDERS AND DEATH BENEFITS IN APPENDIX B INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF THESE PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS AND DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER OR DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS AND/OR OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

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APPENDIX A: EXAMPLE -- SURRENDER CHARGES

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

-    we receive a single $100,000 purchase payment on Jan. 1, 2005; and

- you surrender the contract for its total value on July 1, 2008. The surrender charge percentage in the fourth completed year after a purchase payment is 7.0%; and

-    you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                               CONTRACT      CONTRACT
                                                                               WITH GAIN     WITH LOSS
                              Contract Value at time of full surrender:      $120,000.00   $ 80,000.00
                                   Contract Value on prior anniversary:       115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the contract:        20,000.00          0.00
                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------
                                                     Total Free Amount:        20,000.00      8,500.00

STEP 2. We determine the TFA that is from Purchase Payments:
                                                     Total Free Amount:        20,000.00      8,500.00
                                              Earnings in the contract:        20,000.00          0.00
                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                   WD =       120,000.00     80,000.00   = the amount of the
                                                                                                           surrender
                                                                  TFA =        20,000.00      8,500.00   = the total free
                                                                                                           amount, step 1
                                                                   CV =       120,000.00     80,000.00   = the contract
                                                                                                           value at the time
                                                                                                           of the surrender
                                                                   PR =              100%          100%  = the premium ratio

STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                              CPP = PR x (PP-PPF)
                                                                   PR =              100%          100%  = premium ratio, step 3
                                                                   PP =       100,000.00    100,000.00   = purchase payments not
                                                                                                           previously surrendered
                                                                  PPF =             0.00      8,500.00   = purchase payments being
                                                                                                           surrendered free, step 2
                                                                  CPP =       100,000.00     91,500.00

STEP 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:       100,000.00     91,500.00
                                           Surrender Charge Percentage:                7%            7%
                                                      Surrender Charge:         7,000.00      6,405.00

STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00
                                            Contract Value Surrendered:        (7,000.00)    (6,405.00)
                        Contract Charge (assessed upon full surrender):           (30.00)       (30.00)
                                           Net Full Surrender Proceeds:       112,970.00     73,565.00

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PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

-    we receive a single $100,000 purchase payment on Jan. 1, 2005; and

- you request a partial surrender of $50,000 on July 1, 2008. The surrender charge percentage is 7.0%; and

-    you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                               CONTRACT      CONTRACT
                                                                               WITH GAIN     WITH LOSS
                           Contract Value at time of partial surrender:      $120,000.00   $ 80,000.00
                                   Contract Value on prior anniversary:       115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the contract:        20,000.00          0.00
                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------
                                                     Total Free Amount:        20,000.00      8,500.00

STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                     Total Free Amount:        20,000.00      8,500.00
                                              Earnings in the contract:        20,000.00          0.00
                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                   WD =        50,000.00     50,000.00     = the amount of the
                                                                                                             surrender
                                                                  TFA =        20,000.00      8,500.00     = the total free amount,
                                                                                                             step 1
                                                                   CV =       120,000.00     80,000.00     = the contract value at
                                                                                                             the time of surrender
                                                                   PR =               30%           58%    = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                              CPP = PR x (PP - PPF)
                                                                   PR =               30%           58%    = premium ratio, step 3
                                                                   PP =       100,000.00    100,000.00     = purchase payments not
                                                                                                             previously surrendered
                                                                  PPF =             0.00      8,500.00     = purchase payments being
                                                                                                             surrendered free,
                                                                                                             step 2
                                                                  CPP =        30,000.00     53,108.39     = chargeable purchase
                                                                                                             payments being
                                                                                                             surrendered

STEP 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:        30,000.00     53,108.39
                                           Surrender Charge Percentage:                7%            7%
                                                      Surrender Charge:            2,100         3,718

STEP 6. We calculate the Net Surrender Value:
                                            Contract Value Surrendered:        50,000.00     50,000.00
                                                      Surrender Charge:        (2,100.00)    (3,717.00)
                                           Net Full Surrender Proceeds:        47,900.00     46,282.41

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FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

-    we receive a single $100,000 purchase payment on Jan. 1, 2005; and

- you surrender the contract for its total value on July 1, 2006. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

-    you have made no surrenders prior to July 1, 2006.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                              CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                              Contract Value at time of full surrender:      $120,000.00   $ 80,000.00
                                   Contract Value on prior anniversary:       115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the Contract:        20,000.00          0.00
                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------
                                                     Total Free Amount:        20,000.00      8,500.00

STEP 2. We determine the FA that is from Purchase Payments:
                                                     Total Free Amount:        20,000.00      8,500.00
                                              Earnings in the contract:        20,000.00          0.00
                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                   WD =       120,000.00     80,000.00     = the amount of the
                                                                                                             surrender
                                                                  TFA =        20,000.00      8,500.00     = the total free amount,
                                                                                                             step 1
                                                                   CV =       120,000.00     80,000.00     = the contract value at
                                                                                                             the time of the
                                                                                                             surrender
                                                                   PR =              100%          100%

STEP 4. We calculate Chargeable Purchase Payments being
        Surrendered (CPP):
                                                    CPP = PR x (PP-PPF)
                                                                   PR =              100%          100%    = premium ratio, step 3
                                                                   PP =       100,000.00    100,000.00     = purchase payments not
                                                                                                             previously surrendered
                                                                  PPF =             0.00      8,500.00     = purchase payments being
                                                                                                             surrendered free,
                                                                                                             step 2
                                                                  CPP =       100,000.00     91,500.00

STEP 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:       100,000.00     91,500.00
                                           Surrender Charge Percentage:                7%            7%
                                                      Surrender Charge:         7,000.00      6,405.00

STEP 6. We calculate the Net Surrender Value:                                 120,000.00     80,000.00
                                            Contract Value Surrendered:        (7,000.00)    (6,405.00)
                        Contract Charge (assessed upon full surrender):           (30.00)       (30.00)
                                           Net Full Surrender Proceeds:       112,970.00     73,565.00

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

-    we receive a single $100,000 purchase payment on Jan. 1, 2005; and

- you request a partial surrender of $50,000 on July 1, 2006. The surrender charge percentage is 7.0%; and

-    you have made no surrenders prior to July 1, 2006.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                              CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                           Contract Value at time of partial surrender:      $120,000.00   $ 80,000.00
                                   Contract Value on prior anniversary:       115,000.00     85,000.00

STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the contract:        20,000.00          0.00
                         10% of the prior anniversary's contract value:        11,500.00      8,500.00
                                                                               ---------      --------
                                                     Total Free Amount:        20,000.00      8,500.00

STEP 2. We determine the Amount Free that is from Purchase Payments:
                                                     Total Free Amount:        20,000.00      8,500.00
                                              Earnings in the contract:        20,000.00          0.00
                        Purchase Payments being Surrendered Free (PPF):             0.00      8,500.00

STEP 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                   WD =        50,000.00     50,000.00     = the amount of the
                                                                                                             surrender
                                                                  TFA =        20,000.00      8,500.00     = the total free amount,
                                                                                                             step 1
                                                                   CV =       120,000.00     80,000.00     = the contract value at
                                                                                                             the time of surrender
                                                                   PR =               30%           58%    = the premium ratio

STEP 4. We calculate the Chargeable Purchase Payments
        being Surrendered (CPP):
                              CPP = PR x (PP - PPF)
                                                                   PR =               30%           58%    = premium ratio, step 3
                                                                   PP =       100,000.00    100,000.00     = purchase payments not
                                                                                                             previously surrendered
                                                                  PPF =             0.00      8,500.00     = purchase payments being
                                                                                                             surrendered free,
                                                                                                             step 2
                                                                  CPP =        30,000.00     53,108.39     = chargeable purchase
                                                                                                             payments being
                                                                                                             surrendered

STEP 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:        30,000.00     53,108.39
                                           Surrender Charge Percentage:                7%            7%
                                                      Surrender Charge:            2,100         3,718

STEP 6. We calculate the Net Surrender Value:
                                            Contract Value Surrendered:        50,000.00     50,000.00
                                                      Surrender Charge:        (2,100.00)    (3,717.00)
                                           Net Full Surrender Proceeds:        47,900.00     46,282.41

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS


EXAMPLE -- ACCUMULATION BENEFIT

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

-    You make no additional purchase payments.

-    You do not exercise the Elective Step-up option

-    The Accumulation Benefit rider fee is 0.60%.



                          ASSUMED NET      PARTIAL SURRENDER         ADJUSTED                     ACCUMULATION
END OF CONTRACT YEAR     RATE OF RETURN   (BEGINNING OF YEAR)    PARTIAL SURRENDER     MCAV      BENEFIT AMOUNT    CONTRACT VALUE
--------------------     --------------   -------------------    -----------------     ----      --------------    --------------
        1                      12%                   0                     0         100,000              0           111,328
        2                      15%                   0                     0         102,422              0           127,259
        3                       3%                   0                     0         104,861              0           130,290
        4                      -8%                   0                     0         104,861              0           119,148
        5                     -15%                   0                     0         104,861              0           100,647
        6                      20%               2,000                 2,084         102,778              0           117,666
        7                      15%                   0                     0         108,252              0           134,504
        8                     -10%                   0                     0         108,252              0           120,327
        9                     -20%               5,000                 4,498         103,754              0            91,639
       10                     -12%                   0                     0         103,754         23,734           103,754


EXAMPLE -- WITHDRAWAL BENEFIT

The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

-    You make no additional purchase payments.

- The contract earns a net return of -5%. All value is invested in the variable subaccounts.

-    The Withdrawal Benefit rider fee is 0.60%.

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.

                                    CONTRACT VALUE           WITHDRAWAL          CONTRACT VALUE
CONTRACT YEAR                    (BEGINNING OF YEAR)     (BEGINNING OF YEAR)      (END OF YEAR)       GBA               RBA
 1                                    $100,000                 $7,000                $88,350        $100,000          $93,000
 2                                      88,350                  7,000                 76,819         100,000           86,000
 3                                      76,819                  7,000                 65,930         100,000           79,000
 4                                      65,930                  7,000                 55,648         100,000           72,000
 5                                      55,648                  7,000                 45,938         100,000           65,000
 6                                      45,938                  7,000                 36,769         100,000           58,000
 7                                      36,769                  7,000                 28,111         100,000           51,000
 8                                      28,111                  7,000                 19,905         100,000           44,000
 9                                      19,905                  7,000                 12,156         100,000           37,000
10                                      12,156                  7,000                  4,839         100,000           30,000
11                                       4,839                  7,000                      0         100,000           23,000
12                                           0                  7,000                      0         100,000           16,000
13                                           0                  7,000                      0         100,000            9,000
14                                           0                  7,000                      0         100,000            2,000
15                                           0                  2,000                      0         100,000                0

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

EXAMPLE -- ROPP DEATH BENEFIT

     - You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2005.

     - On March 1, 2006 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

               We calculate the death benefit on March 1, 2006 as follows:

               The total purchase payments minus adjustments for partial surrenders:

               Total purchase payments                                        $20,000

               minus adjusted partial surrenders, calculated as:

               $1,500 x $20,000
               ----------------  =                                            - 1,667
                   $18,000                                                   --------

               for a death benefit of:                                        $18,333

EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2005.

- On Jan. 1, 2006 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2006 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

               We calculate the death benefit on March 1, 2006 as follows:

               The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

               Greatest of your contract anniversary contract values:         $24,000

               plus purchase payments made since that anniversary:                + 0

               minus adjusted partial surrenders, calculated as:

               $1,500 x $24,000
               ----------------  =                                            - 1,636
                   $22,000                                                   --------

               for a death benefit of:                                        $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

     - You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2005.

     - On Jan. 1, 2010 (the fifth contract anniversary) the contract value grows to $30,000.

     - On March 1, 2010 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

               We calculate the death benefit on March 1, 2010 as follows:

               The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

               Greatest of your 5-year contract anniversary contract values:  $30,000

               plus purchase payments made since that anniversary:                + 0

               minus adjusted partial surrenders, calculated as:

               $1,500 x $30,000
               ----------------  =                                            - 1,800
                    $25,000                                                  --------

               for a death benefit of:                                        $28,200

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                                             p. 3
Rating Agencies                                                         p. 4
Principal Underwriter                                                   p. 4
Independent Registered Public Accounting Firm                           p. 4
Financial Statements

                 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/
      RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203
(800) 541-2251


S-6362 D (10/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               RIVERSOURCE(SM) RETIREMENT ADVISOR VARIABLE ANNUITY


          RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY

           RIVERSOURCE RETIREMENT ADVISOR SELECT(SM) VARIABLE ANNUITY

       RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY

         RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY


                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


                                  OCT. 11, 2005


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the IDS Life of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

Table of Contents

Calculating Annuity Payouts                              p.  3

Rating Agencies                                          p.  4

Principal Underwriter                                    p.  4

Independent Registered Public Accounting Firm            p.  4

Financial Statements

CORPORATE REORGANIZATION


On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express) and is now a separate company trading under the ticker symbol AMP. Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life Insurance Company of New York, the issuer of the annuity contract described in the prospectus. American Express Financial Advisors Inc., the distributor of the annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.


--------------------------------------------------------------------------------
2p   --   DS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o  determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by

o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount.
To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and

o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3p   --   DS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life of New York, refer to the Ameriprise website at (ameriprise.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

A.M. Best                                       www.ambest.com
Fitch                                     www.fitchratings.com
Moody's                               www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as principal underwriter for the contract, which it offers on a continuous basis. Ameriprise Financial Services is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. Ameriprise Financial Services is an affiliate of ours. Both Ameriprise Financial Services and IDS Life of New York are ultimately controlled by Ameriprise Financial. The principal business address of Ameriprise Financial Services is 70100 AmeripriseFinancial Center, Minneapolis, MN 55474. IDS Life of New York currently pays Ameriprise Financial Services underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services in its role as principal underwriter has been:
2004: $4,089,351; 2003: $2,433,623; and 2002: $1,983,108. Ameriprise Financial
Services retains no underwriting commission from the sale of the contract.

Independent Registered Public Accounting Firm

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent registered public accounting firm, as stated in their report appearing herein.



--------------------------------------------------------------------------------
4p   --   DS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 83 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 83 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Youg LLP

Minneapolis, Minnesota
March 31, 2005

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004                                            CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC     EQ SELECT
ASSETS
Investments, at value(1),(2)                                $ 30,800,623   $     25,347   $  51,880,528  $ 29,236,192   $  3,661,600
Dividends receivable                                              40,165             10         193,916            --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                 100,603         23,437             256        75,103         31,135
Receivable for share redemptions                                      --             --              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  30,941,391         48,794      52,074,700    29,311,295      3,692,735
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                25,501             14          44,784        21,254          2,694
    Contract terminations                                          1,064             --          89,055         7,391            699
Payable for investments purchased                                     --             --              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 26,565             14         133,839        28,645          3,393
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     30,902,635         43,757      51,756,509    29,255,633      3,672,689
Net assets applicable to contracts in payment period              11,190             --         183,346        26,964         16,601
Net assets applicable to seed money                                1,001          5,023           1,006            53             52
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 30,914,826   $     48,780   $  51,940,861  $ 29,282,650   $  3,689,342
====================================================================================================================================
(1) Investment shares                                         30,811,680          2,526       4,873,046     2,256,168        312,466
(2) Investments, at cost                                    $ 30,800,623   $     25,287   $  51,627,627  $ 24,299,110   $  3,108,878
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                                                                           AXP VP
                                                              AXP VP          AXP VP         AXP VP        AXP VP        INFLATION
DECEMBER 31, 2004 (CONTINUED)                               GLOBAL BOND         GRO       HI YIELD BOND    INC OPP       PROT SEC
ASSETS
Investments, at value(1),(2)                                $ 22,102,770   $  6,042,008   $  60,735,639  $     12,546   $    325,708
Dividends receivable                                              62,669             --         323,139            --            267
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  17,878          4,172          30,014           273             --
Receivable for share redemptions                                      --             --              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  22,183,317      6,046,180      61,088,792        12,819        325,975
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                18,976          4,360          52,164             7            136
    Contract terminations                                         47,147            635          22,940            --             --
Payable for investments purchased                                     --             --              --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 66,123          4,995          75,104             7            136
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     22,087,780      6,041,133      60,835,030         7,777        320,780
Net assets applicable to contracts in payment period              28,381             --         177,647            --             --
Net assets applicable to seed money                                1,033             52           1,011         5,035          5,059
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 22,117,194   $  6,041,185   $  61,013,688  $     12,812   $    325,839
====================================================================================================================================
(1) Investment shares                                          1,901,199        959,972       8,892,956         1,195         32,008
(2) Investments, at cost                                    $ 20,018,495   $  6,058,139   $  61,631,479  $     12,543   $    324,642
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                                                                           AXP VP
                                                               AXP VP         AXP VP         AXP VP         AXP VP         PTNRS
DECEMBER 31, 2004 (CONTINUED)                                LG CAP EQ      LG CAP VAL      MANAGED        NEW DIM       SELECT VAL
ASSETS
Investments, at value(1),(2)                                $ 13,971,586   $      2,801   $ 29,819,211   $ 93,488,925   $     90,116
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   1,257             --            166         21,603             --
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  13,972,843          2,801     29,819,377     93,510,528         90,116
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                13,438             --         30,190         90,352             28
    Contract terminations                                         12,954             --          6,657         32,612             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 26,392             --         36,847        122,964             28
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     13,861,314          2,541     29,494,575     93,044,947         89,828
Net assets applicable to contracts in payment period              85,059             --        287,878        342,540             --
Net assets applicable to seed money                                   78            260             77             77            260
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 13,946,451   $      2,801   $ 29,782,530   $ 93,387,564   $     90,088
====================================================================================================================================
(1) Investment shares                                            667,309            258      1,976,032      5,965,561          8,035
(2) Investments, at cost                                    $ 16,475,241   $      2,753   $ 33,194,796   $ 96,217,897   $     88,995
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP                        AXP VP                        AXP VP
                                                              PTNRS SM        AXP VP         SHORT          AXP VP        STRATEGY
DECEMBER 31, 2004 (CONTINUED)                                 CAP VAL        S&P 500        DURATION      SM CAP ADV        AGGR
ASSETS
Investments, at value(1),(2)                                $ 14,655,523   $ 16,623,370   $ 27,716,121   $  7,672,256   $ 10,480,267
Dividends receivable                                                  --             --         60,482             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  19,647         21,484         12,378          8,719            639
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  14,675,170     16,644,854     27,788,981      7,680,975     10,480,906
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                10,501         12,268         20,184          5,600         10,601
    Contract terminations                                             69         16,513        313,123             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 10,570         28,781        333,307          5,600         10,601
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     14,664,521     16,616,021     27,454,672      7,630,733     10,428,979
Net assets applicable to contracts in payment period                  --             --             --         44,564         41,207
Net assets applicable to seed money                                   79             52          1,002             78            119
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 14,664,600   $ 16,616,073   $ 27,455,674   $  7,675,375   $ 10,470,305
====================================================================================================================================
(1) Investment shares                                          1,043,743      2,013,779      2,698,641        526,537      1,309,844
(2) Investments, at cost                                    $ 12,056,747   $ 14,797,486   $ 28,154,935   $  6,282,747   $ 17,147,126
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AIM VI         AIM VI         AIM VI
                                                                THDL           THDL        CAP APPR,      CAP APPR,       CAP DEV,
DECEMBER 31, 2004 (CONTINUED)                                EMER MKTS         INTL          SER I          SER II         SER I
ASSETS
Investments, at value(1),(2)                                $  2,183,858   $ 18,082,866   $  1,431,644   $  3,328,401   $  1,355,076
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --         39,532            433            446         11,317
Receivable for share redemptions                                      --             --          1,070          4,375            976
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,183,858     18,122,398      1,433,147      3,333,222      1,367,369
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 1,559         17,939          1,070          2,357            976
    Contract terminations                                          7,268         12,088             --          2,018             --
Payable for investments purchased                                     --             --            433            446         11,317
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  8,827         30,027          1,503          4,821         12,293
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,174,978     18,036,314      1,431,644      3,322,465      1,355,076
Net assets applicable to contracts in payment period                  --         56,004             --          5,858             --
Net assets applicable to seed money                                   53             53             --             78             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,175,031   $ 18,092,371   $  1,431,644   $  3,328,401   $  1,355,076
====================================================================================================================================
(1) Investment shares                                            188,919      1,875,306         63,096        147,929         92,308
(2) Investments, at cost                                    $  1,883,195   $ 22,600,522   $  1,590,727   $  3,036,688   $  1,124,285
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                              CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
DECEMBER 31, 2004 (CONTINUED)                                  SER II         SER I          SER I          SER I          SER I
ASSETS
Investments, at value(1),(2)                                $  2,043,735   $ 42,296,260   $    994,385   $  1,409,051   $  1,110,531
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   8,814             --            122          1,206          1,378
Receivable for share redemptions                                   1,473         46,703            727          1,060            824
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,054,022     42,342,963        995,234      1,411,317      1,112,733
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 1,473         45,358            727          1,056            824
    Contract terminations                                             --          1,345             --              4             --
Payable for investments purchased                                  8,814             --            122          1,206          1,378
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 10,287         46,703            849          2,266          2,202
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,043,660     42,159,307        994,359      1,408,973      1,110,480
Net assets applicable to contracts in payment period                  --        136,953             --             --             --
Net assets applicable to seed money                                   75             --             26             78             51
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,043,735   $ 42,296,260   $    994,385   $  1,409,051   $  1,110,531
====================================================================================================================================
(1) Investment shares                                            140,270      1,871,516         74,542         96,444         89,415
(2) Investments, at cost                                    $  1,647,291   $ 43,244,856   $    813,762   $  1,217,356   $  1,003,107
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AB VP          AB VP
                                                             GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
DECEMBER 31, 2004 (CONTINUED)                                   CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
ASSETS
Investments, at value(1),(2)                                $ 16,841,506   $ 12,765,429   $  1,882,345   $  3,510,027   $ 46,817,592
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  23,511         15,683          3,834          1,526         96,002
Receivable for share redemptions                                  12,134          9,880          1,400          4,103         49,592
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  16,877,151     12,790,992      1,887,579      3,515,656     46,963,186
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                12,134          9,121          1,400          2,596         48,533
    Contract terminations                                             --            759             --          1,507          1,059
Payable for investments purchased                                 23,511         15,683          3,834          1,526         96,002
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 35,645         25,563          5,234          5,629        145,594
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     16,841,406     12,759,616      1,882,345      3,509,921     46,699,503
Net assets applicable to contracts in payment period                  --          5,547             --             --        118,089
Net assets applicable to seed money                                  100            266             --            106             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 16,841,506   $ 12,765,429   $  1,882,345   $  3,510,027   $ 46,817,592
====================================================================================================================================
(1) Investment shares                                            705,551        768,539        256,101        478,205      5,350,582
(2) Investments, at cost                                    $ 14,383,431   $  9,775,251   $  1,803,885   $  2,938,422   $ 36,410,222
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP     CS SM CAP
DECEMBER 31, 2004 (CONTINUED)                                VAL, CL II     SOCIAL BAL       VS CL B         GRO            GRO
ASSETS
Investments, at value(1),(2)                                $ 18,477,465   $  2,108,803   $    132,616   $    565,108   $ 32,648,831
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  39,342            677            402            196             --
Receivable for share redemptions                                  13,624          1,593             53          1,534         44,991
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  18,530,431      2,111,073        133,071        566,838     32,693,822
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                13,624          1,593             53            422         35,311
    Contract terminations                                             --             --             --          1,112          9,680
Payable for investments purchased                                 39,342            677            402            196             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 52,966          2,270            455          1,730         44,991
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     18,448,916      2,108,752        128,613        565,108     32,619,580
Net assets applicable to contracts in payment period              28,499             --             --             --         29,251
Net assets applicable to seed money                                   50             51          4,003             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 18,477,465   $  2,108,803   $    132,616   $    565,108   $ 32,648,831
====================================================================================================================================
(1) Investment shares                                          2,114,126      1,126,497         13,872         45,832      2,133,911
(2) Investments, at cost                                    $ 15,428,557   $  1,984,961   $    136,816   $    507,664   $ 34,566,358
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               EG VA          EG VA         FID VIP        FID VIP       FID VIP
                                                            FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,     MID CAP,
DECEMBER 31, 2004 (CONTINUED)                               LG CAP, CL 2       CL 2         SERV CL       SERV CL 2      SERV CL
ASSETS
Investments, at value(1),(2)                                $  2,613,750   $     91,919   $  6,459,292   $ 25,969,190  $   9,887,063
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     766          1,999             --         46,368         47,064
Receivable for share redemptions                                   1,960             36         57,326         19,320          7,145
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,616,476         93,954      6,516,618     26,034,878      9,941,272
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 1,960             36          4,835         19,320          7,145
    Contract terminations                                             --             --         52,491             --             --
Payable for investments purchased                                    766          1,999             --         46,368         47,064
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,726          2,035         57,326         65,688         54,209
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,613,750         91,659      6,446,208     25,892,061      9,872,841
Net assets applicable to contracts in payment period                  --             --         13,084         77,053         14,222
Net assets applicable to seed money                                   --            260             --             76             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,613,750   $     91,919   $  6,459,292   $ 25,969,190  $   9,887,063
====================================================================================================================================
(1) Investment shares                                            158,313          7,301        467,049      1,894,179        328,802
(2) Investments, at cost                                    $  2,372,367   $     90,290   $  6,055,312   $ 23,505,208  $   6,541,296
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              FID VIP        FID VIP        FID VIP         FTVIPT        FTVIPT
                                                              MID CAP,      OVERSEAS,      OVERSEAS,      FRANK REAL     FRANK SM
DECEMBER 31, 2004 (CONTINUED)                                SERV CL 2       SERV CL       SERV CL 2      EST, CL 2    CAP VAL, CL 2
ASSETS
Investments, at value(1),(2)                                $ 37,670,404   $  2,176,385   $ 12,019,118   $ 27,833,268  $  12,234,170
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  44,704             --         33,120         69,325         16,424
Receivable for share redemptions                                  27,272         55,683          8,506         23,453          9,109
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  37,742,380      2,232,068     12,060,744     27,926,046     12,259,703
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                27,272          1,628          8,506         20,293          8,736
    Contract terminations                                             --         54,055             --          3,160            373
Payable for investments purchased                                 44,704             --         33,120         69,325         16,424
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 71,976         55,683         41,626         92,778         25,533
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     37,666,101      2,176,385     12,015,489     27,790,222     12,234,092
Net assets applicable to contracts in payment period               4,198             --          3,551         42,940             --
Net assets applicable to seed money                                  105             --             78            106             78
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 37,670,404   $  2,176,385   $ 12,019,118   $ 27,833,268  $  12,234,170
====================================================================================================================================
(1) Investment shares                                          1,260,723        124,793        691,151        912,865        781,736
(2) Investments, at cost                                    $ 27,775,679   $  1,903,023   $ 10,165,441   $ 19,635,557  $   9,259,781
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               FTVIPT      FTVIPT TEMP       FTVIPT         GS VIT         GS VIT
                                                            MUTUAL SHARES    DEV MKTS       TEMP FOR       CORE SM          CORE
DECEMBER 31, 2004 (CONTINUED)                                SEC, CL 2      SEC, CL 1      SEC, CL 2        CAP EQ        U.S. EQ
ASSETS
Investments, at value(1),(2)                                $ 10,601,158   $ 18,343,996   $    964,191   $  1,341,044   $  9,003,322
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  20,563             --             --             63         34,252
Receivable for share redemptions                                   7,877         23,362            729            990         10,809
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  10,629,598     18,367,358        964,920      1,342,097      9,048,383
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 7,862         19,583            683            990          6,415
    Contract terminations                                             15          3,779             46             --          4,394
Payable for investments purchased                                 20,563             --             --             63         34,252
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 28,440         23,362            729          1,053         45,061
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     10,601,080     18,298,344        964,191      1,341,044      8,996,898
Net assets applicable to contracts in payment period                  --         45,652             --             --          6,373
Net assets applicable to seed money                                   78             --             --             --             51
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 10,601,158   $ 18,343,996   $    964,191   $  1,341,044   $  9,003,322
====================================================================================================================================
(1) Investment shares                                            637,089      2,101,260         67,191         93,128        724,905
(2) Investments, at cost                                    $  9,056,079   $ 14,561,339   $    776,697   $  1,023,783   $  7,910,976
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                              MID CAP      GLOBAL TECH,    INTL GRO,       MID CAP         RETIRE
DECEMBER 31, 2004 (CONTINUED)                                   VAL            SERV           SERV        GRO, SERV       INTL EQ
ASSETS
Investments, at value(1),(2)                                $ 24,743,922   $  1,029,733   $  7,201,691   $  1,269,749   $  6,716,298
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     978              5         11,996            225         64,877
Receivable for share redemptions                                 250,023            750         18,342            940          4,918
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  24,994,923      1,030,488      7,232,029      1,270,914      6,786,093
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                18,059            750          5,175            940          4,918
    Contract terminations                                        231,964             --         13,167             --             --
Payable for investments purchased                                    978              5         11,996            225         64,877
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                251,001            755         30,338          1,165         69,795
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     24,703,088      1,029,733      7,201,691      1,260,823      6,679,748
Net assets applicable to contracts in payment period              40,756             --             --          8,926         36,498
Net assets applicable to seed money                                   78             --             --             --             52
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 24,743,922   $  1,029,733   $  7,201,691   $  1,269,749   $  6,716,298
====================================================================================================================================
(1) Investment shares                                          1,619,367        290,066        267,323         50,069        565,345
(2) Investments, at cost                                    $ 20,950,572   $  1,146,875   $  6,147,721   $  1,389,562   $  5,449,645
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              MFS INV          MFS            MFS            MFS           OPPEN
                                                             GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,     GLOBAL SEC
DECEMBER 31, 2004 (CONTINUED)                                 SERV CL        SERV CL        SERV CL        SERV CL        VA, SERV
ASSETS
Investments, at value(1),(2)                                $  7,876,942   $  8,576,741   $    135,174   $  3,691,082   $     82,857
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      29            148             --         12,540          5,287
Receivable for share redemptions                                  22,961         31,901             54          2,688             16
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   7,899,932      8,608,790        135,228      3,706,310         88,160
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 5,742          6,410             54          2,688             16
    Contract terminations                                         17,219         25,491             --             --             --
Payable for investments purchased                                     29            148             --         12,540          5,287
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 22,990         32,049             54         15,228          5,303
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      7,876,890      8,576,689        134,866      3,691,002         82,327
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   52             52            308             80            530
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  7,876,942   $  8,576,741   $    135,174   $  3,691,082   $     82,857
====================================================================================================================================
(1) Investment shares                                            843,356        583,055          6,361        181,648          2,825
(2) Investments, at cost                                    $  7,632,683   $  7,880,094   $    133,324   $  2,864,936   $     82,001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               OPPEN          OPPEN                                        PUT VT
                                                              MAIN ST       STRATEGIC       PIONEER        PIONEER         HEALTH
                                                               SM CAP          BOND          EQ INC         EUROPE       SCIENCES,
DECEMBER 31, 2004 (CONTINUED)                                 VA, SERV       VA, SERV      VCT, CL II     VCT, CL II       CL IB
ASSETS
Investments, at value(1),(2)                                $     38,529   $    266,733   $  6,141,567   $    711,454   $  2,995,116
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   3,777          5,000          4,584              8            978
Receivable for share redemptions                                      11             85         12,153          4,888          2,340
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      42,317        271,818      6,158,304        716,350      2,998,434
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    11             85          4,398            513          2,340
    Contract terminations                                             --             --          7,755          4,375             --
Payable for investments purchased                                  3,777          5,000          4,584              8            978
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,788          5,085         16,737          4,896          3,318
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         38,217        266,529      6,113,193        711,454      2,995,064
Net assets applicable to contracts in payment period                  --             --         28,374             --             --
Net assets applicable to seed money                                  312            204             --             --             52
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     38,529   $    266,733   $  6,141,567   $    711,454   $  2,995,116
====================================================================================================================================
(1) Investment shares                                              2,413         50,422        296,981         68,147        255,338
(2) Investments, at cost                                    $     38,014   $    265,436   $  5,177,763   $    579,607   $  2,686,729
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               PUT VT         PUT VT         PUT VT         PUT VT
                                                              INTL EQ,       INTL NEW       NEW OPP,        VISTA,         ROYCE
DECEMBER 31, 2004 (CONTINUED)                                  CL IB        OPP, CL IB       CL IA          CL IB        MICRO-CAP
ASSETS
Investments, at value(1),(2)                                $  7,116,108   $  1,913,622   $ 25,735,198   $  3,113,648   $  3,327,700
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  49,588            110             --             12            535
Receivable for share redemptions                                   7,555         30,121         30,512          5,457         37,742
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   7,173,251      1,943,853     25,765,710      3,119,117      3,365,977
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 5,157          1,409         27,933          2,270          2,481
    Contract terminations                                          2,398         28,712          2,579          3,187         35,261
Payable for investments purchased                                 49,588            110             --             12            535
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 57,143         30,231         30,512          5,469         38,277
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      7,109,267      1,913,622     25,713,330      3,113,569      3,327,700
Net assets applicable to contracts in payment period               6,789             --         21,868             --             --
Net assets applicable to seed money                                   52             --             --             79             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  7,116,108   $  1,913,622   $ 25,735,198   $  3,113,648   $  3,327,700
====================================================================================================================================
(1) Investment shares                                            483,760        153,458      1,509,396        250,495        289,365
(2) Investments, at cost                                    $  5,520,082   $  1,732,924   $ 37,760,582   $  3,299,282   $  2,600,836
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                                            VANK LIT
                                                            STRONG OPP II,  THIRD AVE      COMSTOCK,        WANGER         WANGER
DECEMBER 31, 2004 (CONTINUED)                                ADVISOR CL        VAL           CL II       INTL SM CAP     U.S. SM CO
ASSETS
Investments, at value(1),(2)                                $  3,600,262   $  6,389,806   $    224,237   $ 14,456,383   $ 34,225,167
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   1,583         64,517          3,777          9,065         70,896
Receivable for share redemptions                                   2,758          4,620             77         10,469         25,269
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,604,603      6,458,943        228,091     14,475,917     34,321,332
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 2,758          4,620             77         10,469         25,269
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                  1,583         64,517          3,777          9,065         70,896
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,341         69,137          3,854         19,534         96,165
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,600,184      6,389,806        224,029     14,456,275     34,218,088
Net assets applicable to contracts in payment period                  --             --             --             --          6,975
Net assets applicable to seed money                                   78             --            208            108            104
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,600,262   $  6,389,806   $    224,237   $ 14,456,383   $ 34,225,167
====================================================================================================================================
(1) Investment shares                                            161,664        258,383         16,380        567,808      1,091,016
(2) Investments, at cost                                    $  2,871,592   $  4,436,153   $    221,830   $ 10,764,713   $ 26,172,555
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         -------------------------------------------
                                                                                              WF ADV         WF ADV        WF ADV
DECEMBER 31, 2004 (CONTINUED)                                                              ASSET ALLOC     INTL CORE     SM CAP GRO
ASSETS
Investments, at value(1),(2)                                                              $  5,797,976   $  2,072,436   $  3,226,438
Dividends receivable                                                                                --             --             --
Accounts receivable from IDS Life of New York for contract purchase payments                     1,424            458             14
Receivable for share redemptions                                                                35,890          8,419         39,433
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                 5,835,290      2,081,313      3,265,885
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                               4,366          1,460          2,459
    Contract terminations                                                                       31,524          6,959         36,974
Payable for investments purchased                                                                1,424            458             14
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                               37,314          8,877         39,447
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                    5,797,976      2,042,966      3,226,438
Net assets applicable to contracts in payment period                                                --         29,470             --
Net assets applicable to seed money                                                                 --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                          $  5,797,976   $  2,072,436   $  3,226,438
====================================================================================================================================
(1) Investment shares                                                                          447,030        250,597        411,011
(2) Investments, at cost                                                                  $  5,366,497   $  1,761,384   $  2,625,123
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
PERIOD ENDED DECEMBER 31, 2004                              CASH MGMT     CORE BOND(1)     DIV BOND      DIV EQ INC     EQ SELECT
INVESTMENT INCOME
Dividend income                                            $    242,131   $         30   $  1,903,995   $    316,103   $         --
Variable account expenses                                       308,427             16        516,969        166,466         23,930
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (66,296)            14      1,387,026        149,637        (23,930)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                      36,737,839              2     11,376,279        996,040        513,650
    Cost of investments sold                                 36,740,230              2     11,473,165        898,397        464,415
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,391)            --        (96,886)        97,643         49,235
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,388             60        323,996      3,534,411        299,781
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (3)            60        227,110      3,632,054        349,016
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (66,299)  $         74   $  1,614,136   $  3,781,691   $    325,086
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            AXP VP                        AXP VP
                                                              AXP VP         AXP VP        HI YIELD         AXP VP       INFLATION
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 GLOBAL BOND        GRO            BOND        INC OPP(1)    PROT SEC(1)
INVESTMENT INCOME
Dividend income                                            $    747,612   $     17,992   $  3,830,349   $         58   $        510
Variable account expenses                                       189,084         47,610        561,951              8            139
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 558,528        (29,618)     3,268,398             50            371
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       2,407,032      1,251,998      7,005,127              2         30,903
    Cost of investments sold                                  2,296,266      1,370,953      7,585,891              2         31,262
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                110,766       (118,955)      (580,764)            --           (359)
Distributions from capital gains                                     --             --             --             15             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,079,112        566,555      2,775,347              3          1,066
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,189,878        447,600      2,194,583             18            707
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,748,406   $    417,982   $  5,462,981   $         68   $      1,078
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                             AXP VP                                       AXP VP
                                                              AXP VP         LG CAP         AXP VP         AXP VP      PTNRS SELECT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  LG CAP EQ        VAL(1)        MANAGED        NEW DIM         VAL(1)
INVESTMENT INCOME
Dividend income                                            $    110,227   $          3   $    652,546   $    970,027   $         28
Variable account expenses                                       140,699              1        345,933      1,082,719             29
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (30,472)             2        306,613       (112,692)            (1)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,612,483             --      4,218,035     13,709,839              1
    Cost of investments sold                                  2,003,268             --      4,927,826     14,736,334              1
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (390,785)            --       (709,791)    (1,026,495)            --
Distributions from capital gains                                     --             --             --             --              8
Net change in unrealized appreciation or
  depreciation of investments                                 1,065,129             48      2,693,174      2,874,398          1,121
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  674,344             48      1,983,383      1,847,903          1,129
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    643,872   $         50   $  2,289,996   $  1,735,211   $      1,128
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP                        AXP VP
                                                             PTNRS SM        AXP VP         SHORT          AXP VP        STRATEGY
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CAP VAL        S&P 500        DURATION      SM CAP ADV        AGGR
INVESTMENT INCOME
Dividend income                                            $      3,610   $    202,991   $    646,720   $          1   $         --
Variable account expenses                                       100,448        116,848        228,353         50,520        124,098
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (96,838)        86,143        418,367        (50,519)      (124,098)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,551,006      1,784,734      6,942,459        917,193      2,105,556
    Cost of investments sold                                  1,280,945      1,667,685      7,018,531        780,387      3,856,880
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                270,061        117,049        (76,072)       136,806     (1,751,324)
Distributions from capital gains                              1,107,953             --          8,039        307,817             --
Net change in unrealized appreciation or
  depreciation of investments                                   899,961      1,161,353       (361,394)       639,999      2,615,188
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,277,975      1,278,402       (429,427)     1,084,622        863,864
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,181,137   $  1,364,545   $    (11,060)  $  1,034,103   $    739,766
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AIM VI         AIM VI         AIM VI
                                                               THDL           THDL        CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    EMER MKTS         INTL          SER I          SER II         SER I
INVESTMENT INCOME
Dividend income                                            $     41,831   $    161,759   $         --   $         --   $         --
Variable account expenses                                        10,433        173,046         11,653         18,857         10,670
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  31,398        (11,287)       (11,653)       (18,857)       (10,670)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         291,374      1,324,794        239,328        400,884        211,838
    Cost of investments sold                                    269,765      1,893,745        290,321        378,862        197,038
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 21,609       (568,951)       (50,993)        22,022         14,800
Distributions from capital gains                                 30,470             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   215,156      2,923,209        145,939        188,235        166,780
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  267,235      2,354,258         94,946        210,257        181,580
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    298,633   $  2,342,971   $     83,293   $    191,400   $    170,910
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER II         SER I          SER I          SER I          SER I
INVESTMENT INCOME
Dividend income                                            $         --   $    402,386   $         --   $     10,032   $         --
Variable account expenses                                        13,653        524,196          7,790         11,192          7,724
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (13,653)      (121,810)        (7,790)        (1,160)        (7,724)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         217,944      4,612,169        175,636        242,103        157,034
    Cost of investments sold                                    190,183      4,978,660        157,898        218,266        149,135
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 27,761       (366,491)        17,738         23,837          7,899
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   222,517      3,535,482         99,714         69,706         57,839
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  250,278      3,168,991        117,452         93,543         65,738
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    236,625   $  3,047,181   $    109,662   $     92,383   $     58,014
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP
                                                            GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
INVESTMENT INCOME
Dividend income                                            $     95,081   $     31,217   $     10,216   $      8,744   $    403,769
Variable account expenses                                       112,709         68,104         15,944         22,834        510,178
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (17,628)       (36,887)        (5,728)       (14,090)      (106,409)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,320,807        522,355        515,511        588,147      3,277,328
    Cost of investments sold                                  1,199,361        432,411        546,826        546,760      2,742,972
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                121,446         89,944        (31,315)        41,387        534,356
Distributions from capital gains                                     --         15,608             --             --        313,209
Net change in unrealized appreciation or
  depreciation of investments                                 1,323,719      1,989,610        273,795        355,670      4,504,047
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,445,165      2,095,162        242,480        397,057      5,351,612
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,427,537   $  2,058,275   $    236,752   $    382,967   $  5,245,203
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP     CS SM CAP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  VAL, CL II     SOCIAL BAL     VS CL B(1)        GRO            GRO
INVESTMENT INCOME
Dividend income                                            $     95,182   $     34,509   $      4,239   $         --   $         --
Variable account expenses                                       120,132         12,853             56          4,869        404,646
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (24,950)        21,656          4,183         (4,869)      (404,646)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         941,391        137,857         26,491         99,551      4,030,544
    Cost of investments sold                                    822,619        132,960         26,478         98,824      4,693,829
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                118,772          4,897             13            727       (663,285)
Distributions from capital gains                                 87,366             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,690,726         96,351         (4,200)        66,742      3,857,185
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,896,864        101,248         (4,187)        67,469      3,193,900
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,871,914   $    122,904   $         (4)  $     62,600   $  2,789,254
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA          EG VA         FID VIP        FID VIP        FID VIP
                                                           FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,      MID CAP,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 LG CAP, CL 2     CL 2(1)        SERV CL       SERV CL 2       SERV CL
INVESTMENT INCOME
Dividend income                                            $     23,877   $        375   $     48,808   $    127,951   $         --
Variable account expenses                                        18,052             36         53,814        181,650         74,119
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,825            339         (5,006)       (53,699)       (74,119)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         252,500          7,109        832,911      1,649,291        937,770
    Cost of investments sold                                    241,937          7,099        816,791      1,542,514        700,258
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 10,563             10         16,120        106,777        237,512
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   174,678          1,629        295,098      1,121,942      1,741,777
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  185,241          1,639        311,218      1,228,719      1,979,289
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    191,066   $      1,978   $    306,212   $  1,175,020   $  1,905,170
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                         FTVIPT
                                                              FID VIP       FID VIP        FID VIP         FTVIPT       FRANK SM
                                                              MID CAP,     OVERSEAS,      OVERSEAS,      FRANK REAL      CAP VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     SERV CL 2      SERV CL       SERV CL 2      EST, CL 2         CL 2
INVESTMENT INCOME
Dividend income                                            $         --   $     16,875   $     60,996   $    375,610   $     15,084
Variable account expenses                                       233,297         15,181         72,227        176,112         73,968
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (233,297)         1,694        (11,231)       199,498        (58,884)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,387,818        215,221        846,054      1,157,996        627,639
    Cost of investments sold                                  1,161,606        202,934        792,747        943,529        515,908
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                226,212         12,287         53,307        214,467        111,731
Distributions from capital gains                                     --             --             --         28,330             --
Net change in unrealized appreciation or
  depreciation of investments                                 6,513,650        226,182      1,141,578      5,543,385      1,916,439
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                6,739,862        238,469      1,194,885      5,786,182      2,028,170
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  6,506,565   $    240,163   $  1,183,654   $  5,985,680   $  1,969,286
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FTVIPT
                                                              MUTUAL      FTVIPT TEMP       FTVIPT         GS VIT         GS VIT
                                                              SHARES        DEV MKTS       TEMP FOR       CORE SM          CORE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SEC, CL 2      SEC, CL 1      SEC, CL 2        CAP EQ        U.S. EQ
INVESTMENT INCOME
Dividend income                                            $     60,826   $    305,134   $      7,362   $      2,370   $     90,750
Variable account expenses                                        70,371        199,656          6,044         10,297         56,792
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,545)       105,478          1,318         (7,927)        33,958
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,048,250      1,337,121         78,637        140,926        820,313
    Cost of investments sold                                    946,140      1,234,066         68,031        112,381        755,661
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                102,110        103,055         10,606         28,545         64,652
Distributions from capital gains                                     --             --             --         60,748             --
Net change in unrealized appreciation or
  depreciation of investments                                   919,640      3,244,765        114,569         93,688        851,842
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,021,750      3,347,820        125,175        182,981        916,494
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,012,205   $  3,453,298   $    126,493   $    175,054   $    950,452
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                             MID CAP      GLOBAL TECH,    INTL GRO,       MID CAP         RETIRE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       VAL            SERV           SERV        GRO, SERV       INTL EQ
INVESTMENT INCOME
Dividend income                                            $    130,471   $         --   $     52,239   $         --   $     28,919
Variable account expenses                                       156,115          8,389         50,774         10,322         45,910
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (25,644)        (8,389)         1,465        (10,322)       (16,991)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,347,804        384,634        802,794        207,319        787,887
    Cost of investments sold                                  1,128,420        464,373        781,644        260,791        694,353
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                219,384        (79,739)        21,150        (53,472)        93,534
Distributions from capital gains                              2,094,657             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,024,120         79,223      1,047,669        276,524        709,505
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                4,338,161           (516)     1,068,819        223,052        803,039
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  4,312,517   $     (8,905)  $  1,070,284   $    212,730   $    786,048
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             MFS INV          MFS            MFS            MFS           OPPEN
                                                            GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,     GLOBAL SEC
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV CL        SERV CL       SERV CL(1)      SERV CL      VA, SERV(1)
INVESTMENT INCOME
Dividend income                                            $         --   $         --   $         --   $     27,858   $         --
Variable account expenses                                        60,936         70,473             56         20,408             16
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (60,936)       (70,473)           (56)         7,450            (16)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,277,077      1,454,489            998        313,352              7
    Cost of investments sold                                  1,338,557      1,454,487            992        267,800              7
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (61,480)             2              6         45,552             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   675,614        481,240          1,850        607,023            856
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  614,134        481,242          1,856        652,575            856
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    553,198   $    410,769   $      1,800   $    660,025   $        840
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              OPPEN          OPPEN                                        PUT VT
                                                             MAIN ST       STRATEGIC       PIONEER        PIONEER         HEALTH
                                                              SM CAP          BOND          EQ INC         EUROPE       SCIENCES,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 VA, SERV(1)    VA, SERV(1)     VCT, CL II     VCT, CL II       CL IB
INVESTMENT INCOME
Dividend income                                            $         --   $         --   $    100,628   $      3,507   $      4,337
Variable account expenses                                            12             86         38,683          4,377         23,482
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (12)           (86)        61,945           (870)       (19,145)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                              85        121,207        634,258        122,405        486,694
    Cost of investments sold                                         84        120,913        565,096        108,023        457,795
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1            294         69,162         14,382         28,899
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       515          1,297        584,349         84,745        166,217
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      516          1,591        653,511         99,127        195,116
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        504   $      1,505   $    715,456   $     98,257   $    175,971
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT         PUT VT
                                                             INTL EQ,       INTL NEW       NEW OPP,        VISTA,         ROYCE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB        OPP, CL IB       CL IA          CL IB        MICRO-CAP
INVESTMENT INCOME
Dividend income                                            $     97,276   $     19,122   $         --   $         --   $         --
Variable account expenses                                        56,256         16,172        331,411         24,724         27,616
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  41,020          2,950       (331,411)       (24,724)       (27,616)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       1,974,474        426,822      5,207,870        797,297        596,153
    Cost of investments sold                                  1,679,631        427,744      8,400,864        964,401        457,657
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                294,843           (922)    (3,192,994)      (167,104)       138,496
Distributions from capital gains                                     --             --             --             --        242,738
Net change in unrealized appreciation or
  depreciation of investments                                   624,565        215,882      5,683,264        673,443         31,904
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  919,408        214,960      2,490,270        506,339        413,138
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    960,428   $    217,910   $  2,158,859   $    481,615   $    385,522
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              STRONG                       VANK LIT
                                                              OPP II,      THIRD AVE      COMSTOCK,        WANGER         WANGER
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  ADVISOR CL        VAL          CL II(1)     INTL SM CAP     U.S. SM CO
INVESTMENT INCOME
Dividend income                                            $         --   $     30,034   $         --   $     57,350   $         --
Variable account expenses                                        29,108         48,926             79         87,567        227,956
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (29,108)       (18,892)           (79)       (30,217)      (227,956)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         724,974        858,615          5,596        988,440      1,967,325
    Cost of investments sold                                    620,914        650,044          5,592        821,828      1,673,091
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                104,060        208,571              4        166,612        294,234
Distributions from capital gains                                     --         57,479             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   451,660        760,001          2,407      2,667,405      4,553,248
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  555,720      1,026,051          2,411      2,834,017      4,847,482
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    526,612   $  1,007,159   $      2,332   $  2,803,800   $  4,619,526
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
                                                                                            WF ADV         WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                 ASSET ALLOC     INTL CORE      SM CAP GRO
INVESTMENT INCOME
Dividend income                                                                          $    113,781   $      4,078   $         --
Variable account expenses                                                                      46,966         14,884         23,906
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                66,815        (10,806)       (23,906)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                                     1,364,091        425,151        667,825
    Cost of investments sold                                                                1,309,808        394,370        603,255
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                               54,283         30,781         64,570
Distributions from capital gains                                                              168,766             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                 149,779        144,616        275,508
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                372,828        175,397        340,078
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                              $    439,643   $    164,591   $    316,172
===================================================================================================================================

(1)  For the period Nov. 15, 2004 (commencement of operations) to Dec. 31, 2004.

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               AXP VP        AXP VP         AXP VP         AXP VP         AXP VP
PERIOD ENDED DECEMBER 31, 2004                               CASH MGMT    CORE BOND(2)     DIV BOND      DIV EQ INC     EQ SELECT
OPERATIONS
Investment income (loss) -- net                            $     (66,296) $         14   $  1,387,026   $    149,637   $    (23,930)
Net realized gain (loss) on sales of investments                  (2,391)           --        (96,886)        97,643         49,235
Distributions from capital gains                                      --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      2,388            60        323,996      3,534,411        299,781
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (66,299)           74      1,614,136      3,781,691        325,086
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    39,947,083        47,131      7,915,504      8,798,152        703,663
Net transfers(1)                                             (39,445,722)        1,575     (2,661,137)     6,736,502        703,962
Transfers for policy loans                                        26,430            --         27,076        (18,468)        (3,343)
Adjustments to net assets allocated to
  contracts in payout period                                      (1,471)           --        (15,255)          (752)        (1,848)
Contract charges                                                  (9,755)           --        (16,254)        (6,743)        (1,686)
Contract terminations:
    Surrender benefits                                        (1,810,823)           --     (3,050,448)      (309,985)       (66,196)
    Death benefits                                              (137,189)           --       (663,581)       (90,972)       (69,703)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (1,431,447)       48,706      1,535,905     15,107,734      1,264,849
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               32,412,572            --     48,790,820     10,393,225      2,099,407
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  30,914,826  $     48,780   $ 51,940,861   $ 29,282,650   $  3,689,342
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        30,254,839            --     39,140,388      9,062,484      1,986,763
Contract purchase payments                                    38,809,804        41,969      6,675,482      7,073,453        659,078
Net transfers(1)                                             (38,220,227)        1,566     (1,991,580)     5,544,952        706,235
Transfers for policy loans                                        24,122            --         20,616        (15,369)        (2,921)
Contract charges                                                  (9,112)           --        (13,101)        (5,551)        (1,584)
Contract terminations:
    Surrender benefits                                        (1,656,543)           --     (2,398,544)      (255,075)       (62,057)
    Death benefits                                              (127,283)           --       (534,597)       (74,811)       (67,854)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              29,075,600        43,535     40,898,664     21,330,083      3,217,660
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                          AXP VP
                                                              AXP VP         AXP VP         AXP VP         AXP VP        INFLATION
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 GLOBAL BOND        GRO        HI YIELD BOND   INC OPP(2)     PROT SEC(2)
OPERATIONS
Investment income (loss) -- net                            $    558,528   $    (29,618)  $  3,268,398   $         50   $        371
Net realized gain (loss) on sales of investments                110,766       (118,955)      (580,764)            --           (359)
Distributions from capital gains                                     --             --             --             15             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,079,112        566,555      2,775,347              3          1,066
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,748,406        417,982      5,462,981             68          1,078
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,577,184      1,242,115     10,347,910         11,272        309,545
Net transfers(1)                                              2,801,537       (364,304)     1,666,586          1,472         15,216
Transfers for policy loans                                        6,362            (27)         1,993             --             --
Adjustments to net assets allocated to
  contracts in payout period                                     (2,403)            --        (10,446)            --             --
Contract charges                                                 (4,878)        (3,521)       (15,110)            --             --
Contract terminations:
    Surrender benefits                                         (874,007)      (135,955)    (2,118,811)            --             --
    Death benefits                                             (168,881)       (10,021)      (493,720)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,334,914        728,287      9,378,402         12,744        324,761
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              15,033,874      4,894,916     46,172,305             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 22,117,194   $  6,041,185   $ 61,013,688   $     12,812   $    325,839
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       11,114,062      9,883,355     39,664,396             --             --
Contract purchase payments                                    2,717,944      2,187,011      8,808,525          6,256        300,801
Net transfers(1)                                              2,081,615       (856,758)     1,387,911          1,469         14,943
Transfers for policy loans                                        4,666           (183)         1,590             --             --
Contract charges                                                 (3,632)        (7,117)       (12,515)            --             --
Contract terminations:
    Surrender benefits                                         (635,773)      (271,161)    (1,762,525)            --             --
    Death benefits                                             (123,100)       (21,179)      (404,668)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             15,155,782     10,913,968     47,682,714          7,725        315,744
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                          AXP VP
                                                              AXP VP         AXP VP         AXP VP         AXP VP         PTNRS
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  LG CAP EQ     LG CAP VAL(2)    MANAGED        NEW DIM     SELECT VAL(2)
OPERATIONS
Investment income (loss) -- net                            $    (30,472)  $          2   $    306,613   $   (112,692)  $         (1)
Net realized gain (loss) on sales of investments               (390,785)            --       (709,791)    (1,026,495)            --
Distributions from capital gains                                     --             --             --             --              8
Net change in unrealized appreciation or
  depreciation of investments                                 1,065,129             48      2,693,174      2,874,398          1,121
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     643,872             50      2,289,996      1,735,211          1,128
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      776,629          2,751      1,155,852      6,184,362         86,862
Net transfers(1)                                              2,356,132             --       (508,916)    (6,327,380)         2,098
Transfers for policy loans                                        7,907             --         26,249         53,065             --
Adjustments to net assets allocated to
  contracts in payout period                                    (10,957)            --        (27,561)       (41,504)            --
Contract charges                                                 (6,898)            --        (16,154)       (61,144)            --
Contract terminations:
    Surrender benefits                                         (612,585)            --     (1,581,390)    (4,600,176)            --
    Death benefits                                             (150,440)            --       (463,734)      (758,057)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,359,788          2,751     (1,415,654)    (5,550,834)        88,960
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,942,791             --     28,908,188     97,203,187             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 13,946,451   $      2,801   $ 29,782,530   $ 93,387,564   $     90,088
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,659,188             --     22,005,942     83,912,236             --
Contract purchase payments                                      891,153          2,463      1,042,226      7,155,003         84,085
Net transfers(1)                                              3,019,858             --       (301,367)    (5,278,474)         2,062
Transfers for policy loans                                        6,403             --         18,745         22,731             --
Contract charges                                                 (6,503)            --        (12,172)       (53,542)            --
Contract terminations:
    Surrender benefits                                         (556,319)            --     (1,180,736)    (3,843,853)            --
    Death benefits                                             (175,653)            --       (402,304)      (624,334)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,838,127          2,463     21,170,334     81,289,767         86,147
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP                        AXP VP
                                                             PTNRS SM        AXP VP         SHORT          AXP VP        STRATEGY
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CAP VAL        S&P 500        DURATION      SM CAP ADV        AGGR
OPERATIONS
Investment income (loss) -- net                            $    (96,838)  $     86,143   $    418,367   $    (50,519)  $   (124,098)
Net realized gain (loss) on sales of investments                270,061        117,049        (76,072)       136,806     (1,751,324)
Distributions from capital gains                              1,107,953             --          8,039        307,817             --
Net change in unrealized appreciation or
  depreciation of investments                                   899,961      1,161,353       (361,394)       639,999      2,615,188
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,181,137      1,364,545        (11,060)     1,034,103        739,766
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,739,090      4,379,300      6,606,364      2,058,278        450,769
Net transfers(1)                                                239,281        997,754     (1,669,794)       982,736     (1,102,254)
Transfers for policy loans                                       (1,344)        10,544        (19,710)          (584)        10,631
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --         (2,830)        (4,117)
Contract charges                                                 (4,669)        (6,197)        (8,619)        (2,568)        (5,534)
Contract terminations:
    Surrender benefits                                         (237,488)      (227,660)      (830,872)      (156,133)      (432,262)
    Death benefits                                              (79,184)       (79,238)      (624,021)       (36,807)       (94,287)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,655,686      5,074,503      3,453,348      2,842,092     (1,177,054)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,827,777     10,177,025     24,013,386      3,799,180     10,907,593
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 14,664,600   $ 16,616,073   $ 27,455,674   $  7,675,375   $ 10,470,305
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,673,006     12,762,837     21,139,089      3,489,878     14,006,247
Contract purchase payments                                    2,012,267      5,142,184      5,854,313      1,716,083        658,508
Net transfers(1)                                                156,102      1,113,484     (1,406,242)       840,192     (1,479,636)
Transfers for policy loans                                         (997)        13,204        (18,188)          (546)        14,002
Contract charges                                                 (3,423)        (7,522)        (7,726)        (2,240)        (7,415)
Contract terminations:
    Surrender benefits                                         (173,608)      (280,468)      (729,629)      (142,592)      (552,530)
    Death benefits                                              (58,046)       (94,394)      (550,726)       (32,732)      (126,518)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,605,301     18,649,325     24,280,891      5,868,043     12,512,658
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AIM VI         AIM VI         AIM VI
                                                               THDL           THDL        CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    EMER MKTS         INTL          SER I          SER II         SER I
OPERATIONS
Investment income (loss) -- net                            $     31,398   $    (11,287)  $    (11,653)  $    (18,857)  $    (10,670)
Net realized gain (loss) on sales of investments                 21,609       (568,951)       (50,993)        22,022         14,800
Distributions from capital gains                                 30,470             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   215,156      2,923,209        145,939        188,235        166,780
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     298,633      2,342,971         83,293        191,400        170,910
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      740,295      1,318,411         54,502      1,251,534         55,294
Net transfers(1)                                                620,021      3,056,845         12,456        624,211        (79,068)
Transfers for policy loans                                            8         33,009         (1,512)           119            565
Adjustments to net assets allocated to
  contracts in payout period                                         --         (5,788)            --            (41)            --
Contract charges                                                   (290)        (5,401)          (907)          (668)          (744)
Contract terminations:
    Surrender benefits                                          (31,540)      (784,919)       (51,245)       (14,483)       (24,451)
    Death benefits                                               (7,876)      (102,350)        (3,489)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,320,618      3,509,807          9,805      1,860,672        (48,404)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 555,780     12,239,593      1,338,546      1,276,329      1,232,570
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,175,031   $ 18,092,371   $  1,431,644   $  3,328,401   $  1,355,076
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          484,738     13,628,648      2,353,505      1,350,496      1,369,531
Contract purchase payments                                      575,448      1,649,216         96,379      1,299,246         59,103
Net transfers(1)                                                490,066      3,573,146         32,370        654,030        (88,452)
Transfers for policy loans                                          (17)        42,949         (2,610)           127            606
Contract charges                                                   (234)        (5,885)        (1,591)          (696)          (802)
Contract terminations:
    Surrender benefits                                          (26,924)      (843,297)       (90,517)       (15,436)       (25,317)
    Death benefits                                               (6,430)      (110,306)        (6,628)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,516,647     17,934,471      2,380,908      3,287,767      1,314,669
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER II         SER I          SER I          SER I          SER I
OPERATIONS
Investment income (loss) -- net                            $    (13,653)  $   (121,810)  $     (7,790)  $     (1,160)  $     (7,724)
Net realized gain (loss) on sales of investments                 27,761       (366,491)        17,738         23,837          7,899
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   222,517      3,535,482         99,714         69,706         57,839
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     236,625      3,047,181        109,662         92,383         58,014
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      478,359      1,108,216        111,912        269,902        202,102
Net transfers(1)                                                220,416     (1,855,351)      (100,538)        52,962        236,558
Transfers for policy loans                                       (1,253)        51,063            370            569            701
Adjustments to net assets allocated to
  contracts in payout period                                         --        (10,031)            --             --             --
Contract charges                                                   (805)       (23,592)          (467)          (571)          (522)
Contract terminations:
    Surrender benefits                                          (17,221)    (1,814,306)       (15,723)       (45,217)       (45,233)
    Death benefits                                                   --       (438,396)            --         (7,244)          (957)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  679,496     (2,982,397)        (4,446)       270,401        392,649
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,127,614     42,231,476        889,169      1,046,267        659,868
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,043,735   $ 42,296,260   $    994,385   $  1,409,051   $  1,110,531
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,091,426     29,671,081      1,000,215        989,873        946,932
Contract purchase payments                                      440,250        769,058        119,140        249,378        267,229
Net transfers(1)                                                199,983     (1,318,632)      (111,266)        47,677        357,393
Transfers for policy loans                                       (1,196)        36,241            410            557          1,031
Contract charges                                                   (745)       (16,367)          (509)          (529)          (802)
Contract terminations:
    Surrender benefits                                          (16,404)    (1,255,457)       (17,154)       (42,086)       (65,492)
    Death benefits                                                   --       (303,368)            --         (6,634)        (1,704)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,713,314     27,582,556        990,836      1,238,236      1,504,587
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP
                                                            GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
OPERATIONS
Investment income (loss) -- net                            $    (17,628)  $    (36,887)  $     (5,728)  $    (14,090)  $   (106,409)
Net realized gain (loss) on sales of investments                121,446         89,944        (31,315)        41,387        534,356
Distributions from capital gains                                     --         15,608             --             --        313,209
Net change in unrealized appreciation or
  depreciation of investments                                 1,323,719      1,989,610        273,795        355,670      4,504,047
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,427,537      2,058,275        236,752        382,967      5,245,203
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,469,965      3,515,924         51,739        903,753      1,008,201
Net transfers(1)                                              1,435,958      2,325,341       (152,029)       250,905      4,215,880
Transfers for policy loans                                       (2,163)        (2,474)          (249)          (111)        20,922
Adjustments to net assets allocated to
  contracts in payout period                                         --            (38)            --             --        (12,672)
Contract charges                                                 (5,285)        (2,621)          (687)          (934)       (14,885)
Contract terminations:
    Surrender benefits                                         (327,896)       (99,719)       (54,777)       (39,295)    (1,901,922)
    Death benefits                                             (109,770)       (73,019)        (8,194)       (11,337)      (332,452)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                5,460,809      5,663,394       (164,197)     1,102,981      2,983,072
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,953,160      5,043,760      1,809,790      2,024,079     38,589,317
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,841,506   $ 12,765,429   $  1,882,345   $  3,510,027   $ 46,817,592
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,064,755      3,794,915      2,798,487      2,200,961     20,864,347
Contract purchase payments                                    4,292,855      2,463,816         77,696        938,249        538,071
Net transfers(1)                                              1,416,265      1,608,758       (228,710)       206,958      2,097,971
Transfers for policy loans                                       (2,040)        (1,693)          (379)          (105)        10,307
Contract charges                                                 (5,118)        (1,819)        (1,031)          (955)        (7,730)
Contract terminations:
    Surrender benefits                                         (326,172)       (70,514)       (79,866)       (43,326)      (963,838)
    Death benefits                                             (108,770)       (52,240)       (12,008)       (13,249)      (167,458)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             15,331,775      7,741,223      2,554,189      3,288,533     22,371,670
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP     CS SM CAP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  VAL, CL II     SOCIAL BAL     VS CL B(2)        GRO            GRO
OPERATIONS
Investment income (loss) -- net                            $    (24,950)  $     21,656   $      4,183   $     (4,869)  $   (404,646)
Net realized gain (loss) on sales of investments                118,772          4,897             13            727       (663,285)
Distributions from capital gains                                 87,366             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,690,726         96,351         (4,200)        66,742      3,857,185
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,871,914        122,904             (4)        62,600      2,789,254
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,583,560        705,252         92,298         16,292        772,862
Net transfers(1)                                              2,607,888        434,076         41,319        (28,575)      (940,790)
Transfers for policy loans                                           (2)            --             --              1         22,898
Adjustments to net assets allocated to
  contracts in payout period                                       (423)            --             --             --         (7,074)
Contract charges                                                 (5,550)        (1,144)            --           (419)       (13,087)
Contract terminations:
    Surrender benefits                                         (232,193)       (53,955)          (997)       (25,613)    (1,585,499)
    Death benefits                                              (92,217)       (11,042)            --         (1,112)      (344,595)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                6,861,063      1,073,187        132,620        (39,426)    (2,095,285)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,744,488        912,712             --        541,934     31,954,862
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 18,477,465   $  2,108,803   $    132,616   $    565,108   $ 32,648,831
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,466,092      1,031,495             --        767,991     27,520,736
Contract purchase payments                                    3,766,150        707,391         87,335         22,260        647,709
Net transfers(1)                                              2,115,735        481,590         41,342        (38,846)      (871,227)
Transfers for policy loans                                           (7)            --             --              1         20,092
Contract charges                                                 (4,583)        (1,246)            --           (567)       (11,049)
Contract terminations:
    Surrender benefits                                         (192,735)       (59,631)            --        (35,377)    (1,350,769)
    Death benefits                                              (76,819)       (12,287)            --         (1,410)      (297,037)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,073,833      2,147,312        128,677        714,052     25,658,455
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              EG VA          EG VA         FID VIP        FID VIP        FID VIP
                                                           FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,      MID CAP,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 LG CAP, CL 2     CL 2(2)        SERV CL       SERV CL 2       SERV CL
OPERATIONS
Investment income (loss) -- net                            $      5,825   $        339   $     (5,006)  $    (53,699)  $    (74,119)
Net realized gain (loss) on sales of investments                 10,563             10         16,120        106,777        237,512
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   174,678          1,629        295,098      1,121,942      1,741,777
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     191,066          1,978        306,212      1,175,020      1,905,170
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      591,925         83,127        231,924      7,927,707        272,975
Net transfers(1)                                                327,436          6,814        104,049      2,593,377        383,099
Transfers for policy loans                                          156             --         (1,095)       (21,329)         1,118
Adjustments to net assets allocated to
  contracts in payout period                                         --             --           (719)        (4,286)        (1,213)
Contract charges                                                 (1,080)            --         (2,573)        (8,865)        (4,041)
Contract terminations:
    Surrender benefits                                          (52,451)            --       (227,614)      (353,884)      (219,955)
    Death benefits                                              (31,013)            --         (9,381)      (109,555)       (20,473)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  834,973         89,941         94,591     10,023,165        411,510
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,587,711             --      6,058,489     14,771,005      7,570,383
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,613,750   $     91,919   $  6,459,292   $ 25,969,190   $  9,887,063
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,755,735             --      6,955,301     14,354,133      6,440,137
Contract purchase payments                                      621,958         80,187        267,174      7,599,453        220,039
Net transfers(1)                                                361,740          6,713        127,037      2,530,791        336,640
Transfers for policy loans                                          269             --         (1,219)       (18,885)           752
Contract charges                                                 (1,150)            --         (2,965)        (8,587)        (3,252)
Contract terminations:
    Surrender benefits                                          (60,443)            --       (259,661)      (344,849)      (177,362)
    Death benefits                                              (35,888)            --        (10,980)      (108,325)       (16,592)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,642,221         86,900      7,074,687     24,003,731      6,800,362
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP         FTVIPT         FTVIPT
                                                             MID CAP,      OVERSEAS,      OVERSEAS,      FRANK REAL      FRANK SM
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SERV CL 2       SERV CL       SERV CL 2      EST, CL 2     CAP VAL, CL 2
OPERATIONS
Investment income (loss) -- net                            $   (233,297)  $      1,694   $    (11,231)  $    199,498   $    (58,884)
Net realized gain (loss) on sales of investments                226,212         12,287         53,307        214,467        111,731
Distributions from capital gains                                     --             --             --         28,330             --
Net change in unrealized appreciation or
  depreciation of investments                                 6,513,650        226,182      1,141,578      5,543,385      1,916,439
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   6,506,565        240,163      1,183,654      5,985,680      1,969,286
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   10,171,440         72,722      4,008,356      5,815,010      2,790,785
Net transfers(1)                                              4,153,859        465,657      2,924,323      2,461,471      1,812,666
Transfers for policy loans                                      (21,627)        (3,433)        (6,635)        (3,731)           471
Adjustments to net assets allocated to
  contracts in payout period                                        (29)            --           (268)        (1,065)            --
Contract charges                                                (10,941)          (682)        (2,060)        (7,546)        (3,150)
Contract terminations:
    Surrender benefits                                         (715,084)       (44,454)      (349,571)      (505,644)      (206,841)
    Death benefits                                              (77,787)            --        (22,872)       (37,901)       (20,873)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               13,499,831        489,810      6,551,273      7,720,594      4,373,058
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              17,664,008      1,446,412      4,284,191     14,126,994      5,891,826
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 37,670,404   $  2,176,385   $ 12,019,118   $ 27,833,268   $ 12,234,170
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       13,813,635      1,803,528      3,997,912      9,413,964      4,112,460
Contract purchase payments                                    7,489,412         88,639      3,628,295      3,612,367      1,819,949
Net transfers(1)                                              3,038,603        577,980      2,658,064      1,525,307      1,176,088
Transfers for policy loans                                      (15,862)        (4,147)        (6,270)        (2,327)           304
Contract charges                                                 (7,944)          (825)        (1,820)        (4,549)        (2,081)
Contract terminations:
    Surrender benefits                                         (527,083)       (53,979)      (328,100)      (305,907)      (131,838)
    Death benefits                                              (56,860)            --        (20,947)       (23,395)       (14,082)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             23,733,901      2,411,196      9,927,134     14,215,460      6,960,800
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FTVIPT       FTVIPT TEMP       FTVIPT         GS VIT         GS VIT
                                                           MUTUAL SHARES     DEV MKTS      TEMP FOR       CORE SM           CORE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     SEC, CL 2      SEC, CL 1      SEC, CL 2       CAP EQ         U.S. EQ
OPERATIONS
Investment income (loss) -- net                            $     (9,545)  $    105,478   $      1,318   $     (7,927)  $     33,958
Net realized gain (loss) on sales of investments                102,110        103,055         10,606         28,545         64,652
Distributions from capital gains                                     --             --             --         60,748             --
Net change in unrealized appreciation or
  depreciation of investments                                   919,640      3,244,765        114,569         93,688        851,842
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,012,205      3,453,298        126,493        175,054        950,452
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,209,269        410,424         23,868         17,865      1,736,985
Net transfers(1)                                              1,529,202        840,955        276,890         30,819      1,404,279
Transfers for policy loans                                       (3,584)        11,943             --        (11,663)          (225)
Adjustments to net assets allocated to
  contracts in payout period                                         --         (3,459)            --             --           (640)
Contract charges                                                 (3,489)        (7,281)          (129)          (447)        (2,635)
Contract terminations:
    Surrender benefits                                         (452,914)      (837,042)       (21,115)       (21,721)       (96,734)
    Death benefits                                              (31,802)       (57,049)            --           (691)        (2,070)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,246,682        358,491        279,514         14,162      3,038,960
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,342,271     14,532,207        558,184      1,151,828      5,013,910
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,601,158   $ 18,343,996   $    964,191   $  1,341,044   $  9,003,322
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,973,771     19,087,544        507,529        947,351      6,258,491
Contract purchase payments                                    2,848,985        511,974         20,666         14,162      2,015,732
Net transfers(1)                                              1,370,646      1,008,628        235,989         22,174      1,637,557
Transfers for policy loans                                       (3,067)        15,357             --         (9,587)          (302)
Contract charges                                                 (3,114)        (9,102)          (110)          (354)        (3,112)
Contract terminations:
    Surrender benefits                                         (419,518)    (1,026,270)       (18,468)       (17,097)      (115,520)
    Death benefits                                              (29,450)       (71,657)            --           (580)        (2,523)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,738,253     19,516,474        745,606        956,069      9,790,323
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN       LAZARD
                                                             MID CAP      GLOBAL TECH,    INTL GRO,       MID CAP         RETIRE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       VAL            SERV           SERV        GRO, SERV       INTL EQ
OPERATIONS
Investment income (loss) -- net                            $    (25,644)  $     (8,389)  $      1,465   $    (10,322)  $    (16,991)
Net realized gain (loss) on sales of investments                219,384        (79,739)        21,150        (53,472)        93,534
Distributions from capital gains                              2,094,657             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,024,120         79,223      1,047,669        276,524        709,505
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,312,517         (8,905)     1,070,284        212,730        786,048
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    5,512,438        182,930        841,354         60,273      1,363,002
Net transfers(1)                                              3,136,419       (204,559)       (17,215)      (176,348)       883,765
Transfers for policy loans                                      (29,300)          (930)        (4,179)          (948)        (1,599)
Adjustments to net assets allocated to
  contracts in payout period                                     (1,374)            --             --           (636)        (1,931)
Contract charges                                                 (7,728)          (578)        (2,710)          (896)        (1,834)
Contract terminations:
    Surrender benefits                                         (541,682)       (31,940)      (136,656)       (22,407)      (156,126)
    Death benefits                                              (36,805)            --           (644)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                8,031,968        (55,077)       679,950       (140,962)     2,085,277
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              12,399,437      1,093,715      5,451,457      1,197,981      3,844,973
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 24,743,922   $  1,029,733   $  7,201,691   $  1,269,749   $  6,716,298
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,432,394      2,880,314      8,376,689      3,047,576      4,382,010
Contract purchase payments                                    3,543,151        456,458      1,070,149        146,000      1,521,702
Net transfers(1)                                              2,006,709       (593,991)       (63,158)      (431,035)       993,875
Transfers for policy loans                                      (18,072)        (2,969)        (6,006)        (2,324)        (2,094)
Contract charges                                                 (4,880)        (1,537)        (3,983)        (2,161)        (2,038)
Contract terminations:
    Surrender benefits                                         (330,803)       (80,229)      (203,849)       (54,760)      (175,818)
    Death benefits                                              (22,817)            --         (1,024)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,605,682      2,658,046      9,168,818      2,703,296      6,717,637
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             MFS INV          MFS            MFS            MFS           OPPEN
                                                            GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,    GLOBAL SEC
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV CL        SERV CL       SERV CL(2)      SERV CL      VA, SERV(2)
OPERATIONS
Investment income (loss) -- net                            $    (60,936)  $    (70,473)  $        (56)  $      7,450   $        (16)
Net realized gain (loss) on sales of investments                (61,480)             2              6         45,552             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   675,614        481,240          1,850        607,023            856
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     553,198        410,769          1,800        660,025            840
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      943,428      1,240,116        131,053      1,015,704         79,320
Net transfers(1)                                                133,451       (672,816)         2,396        534,077          2,697
Transfers for policy loans                                       (3,939)          (489)            --            119             --
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract charges                                                 (3,557)        (3,841)            --         (1,198)            --
Contract terminations:
    Surrender benefits                                         (149,164)      (225,462)           (75)       (31,512)            --
    Death benefits                                              (10,772)       (45,084)            --         (6,218)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  909,447        292,424        133,374      1,510,972         82,017
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,414,297      7,873,548             --      1,520,085             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,876,942   $  8,576,741   $    135,174   $  3,691,082   $     82,857
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,992,043     10,178,541             --      1,600,159             --
Contract purchase payments                                    1,567,250      1,517,681        129,277        947,535         74,352
Net transfers(1)                                                238,302       (882,004)         2,369        483,098          2,532
Transfers for policy loans                                       (6,489)          (276)            --            115             --
Contract charges                                                 (6,041)        (4,931)            --         (1,129)            --
Contract terminations:
    Surrender benefits                                         (260,450)      (302,203)            --        (30,801)            --
    Death benefits                                              (18,556)       (65,396)            --         (6,425)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,506,059     10,441,412        131,646      2,992,552         76,884
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              OPPEN          OPPEN                                        PUT VT
                                                             MAIN ST       STRATEGIC       PIONEER        PIONEER         HEALTH
                                                              SM CAP          BOND          EQ INC         EUROPE       SCIENCES,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 VA, SERV(2)    VA, SERV(2)     VCT, CL II     VCT, CL II       CL IB
OPERATIONS
Investment income (loss) -- net                            $        (12)  $        (86)  $     61,945   $       (870)  $    (19,145)
Net realized gain (loss) on sales of investments                      1            294         69,162         14,382         28,899
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       515          1,297        584,349         84,745        166,217
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         504          1,505        715,456         98,257        175,971
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       28,911        215,998      1,479,947         70,583        576,478
Net transfers(1)                                                  9,191         49,280        746,787        254,851         72,071
Transfers for policy loans                                           --             --         (4,786)            --          1,972
Adjustments to net assets allocated to
  contracts in payout period                                         --             --           (430)            --             --
Contract charges                                                     --             --         (2,127)          (173)        (1,639)
Contract terminations:
    Surrender benefits                                              (77)           (50)      (150,489)        (7,303)       (58,010)
    Death benefits                                                   --             --         (8,184)            --        (24,272)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   38,025        265,228      2,060,718        317,958        566,600
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --      3,365,393        295,239      2,252,545
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     38,529   $    266,733   $  6,141,567   $    711,454   $  2,995,116
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      3,348,073        279,550      2,386,401
Contract purchase payments                                       27,520        212,183      1,386,921         64,090        571,727
Net transfers(1)                                                  9,016         48,596        687,914        244,092         81,554
Transfers for policy loans                                           --             --         (4,834)            --          2,135
Contract charges                                                     --             --         (2,014)          (160)        (1,693)
Contract terminations:
    Surrender benefits                                               --             --       (145,183)        (6,406)       (63,816)
    Death benefits                                                   --             --         (7,922)            --        (24,474)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 36,536        260,779      5,262,955        581,166      2,951,834
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT         PUT VT
                                                             INTL EQ,       INTL NEW       NEW OPP,        VISTA,         ROYCE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB        OPP, CL IB       CL IA          CL IB        MICRO-CAP
OPERATIONS
Investment income (loss) -- net                            $     41,020   $      2,950   $   (331,411)  $    (24,724)  $    (27,616)
Net realized gain (loss) on sales of investments                294,843           (922)    (3,192,994)      (167,104)       138,496
Distributions from capital gains                                     --             --             --             --        242,738
Net change in unrealized appreciation or
  depreciation of investments                                   624,565        215,882      5,683,264        673,443         31,904
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     960,428        217,910      2,158,859        481,615        385,522
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      924,061         80,733        921,929        305,377         87,978
Net transfers(1)                                             (1,334,372)      (310,235)    (3,697,703)      (562,278)      (140,465)
Transfers for policy loans                                       (1,547)          (949)        44,090         (6,283)        (1,052)
Adjustments to net assets allocated to
  contracts in payout period                                       (334)            --         (3,513)            --             --
Contract charges                                                 (3,355)        (1,020)       (19,252)        (2,206)        (1,215)
Contract terminations:
    Surrender benefits                                         (161,801)       (42,696)    (1,492,643)       (83,719)       (62,334)
    Death benefits                                              (19,181)        (6,856)      (212,713)            --         (2,958)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (596,529)      (281,023)    (4,459,805)      (349,109)      (120,046)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,752,209      1,976,735     28,036,144      2,981,142      3,062,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,116,108   $  1,913,622   $ 25,735,198   $  3,113,648   $  3,327,700
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,676,691      3,044,895     26,316,176      6,249,820      1,887,006
Contract purchase payments                                      868,393        122,479        857,512        619,140         51,995
Net transfers(1)                                             (1,296,555)      (467,636)    (3,488,873)    (1,135,641)       (81,798)
Transfers for policy loans                                       (1,536)        (1,420)        41,924        (12,982)          (654)
Contract charges                                                 (3,215)        (1,535)       (17,956)        (4,410)          (720)
Contract terminations:
    Surrender benefits                                         (156,087)       (63,481)    (1,393,910)      (169,448)       (37,602)
    Death benefits                                              (18,367)       (10,747)      (193,269)            --         (1,621)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,069,324      2,622,555     22,121,604      5,546,479      1,816,606
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                           VANK LIT
                                                           STRONG OPP II,   THIRD AVE      COMSTOCK,       WANGER         WANGER
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  ADVISOR CL         VAL         CL II(2)     INTL SM CAP     U.S. SM CO
OPERATIONS
Investment income (loss) -- net                            $    (29,108)  $    (18,892)  $        (79)  $    (30,217)  $   (227,956)
Net realized gain (loss) on sales of investments                104,060        208,571              4        166,612        294,234
Distributions from capital gains                                     --         57,479             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   451,660        760,001          2,407      2,667,405      4,553,248
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     526,612      1,007,159          2,332      2,803,800      4,619,526
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      435,666        174,335        200,552      3,410,540      8,627,777
Net transfers(1)                                               (237,357)      (138,675)        21,403      2,085,370      3,120,431
Transfers for policy loans                                         (309)        (3,463)            --           (125)       (24,140)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --           (332)
Contract charges                                                 (1,898)        (1,999)            --         (3,982)       (10,764)
Contract terminations:
    Surrender benefits                                          (61,431)      (115,271)           (50)      (235,077)      (796,454)
    Death benefits                                              (37,463)       (27,760)            --        (74,929)       (65,220)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   97,208       (112,833)       221,905      5,181,797     10,851,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,976,442      5,495,480             --      6,470,786     18,754,343
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,600,262   $  6,389,806   $    224,237   $ 14,456,383   $ 34,225,167
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,963,682      3,521,297             --      7,779,886     14,063,688
Contract purchase payments                                      388,265        106,359        196,414      3,627,290      6,214,245
Net transfers(1)                                               (187,047)       (93,360)        20,844      2,234,465      2,214,775
Transfers for policy loans                                         (326)        (2,127)            --           (308)       (17,539)
Contract charges                                                 (1,745)        (1,223)            --         (4,170)        (7,720)
Contract terminations:
    Surrender benefits                                          (59,765)       (69,227)            --       (257,474)      (584,436)
    Death benefits                                              (36,720)       (16,786)            --        (83,105)       (47,349)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,066,344      3,444,933        217,258     13,296,584     21,835,664
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
                                                                                            WF ADV         WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                 ASSET ALLOC     INTL CORE      SM CAP GRO
OPERATIONS
Investment income (loss) -- net                                                          $     66,815   $    (10,806)  $    (23,906)
Net realized gain (loss) on sales of investments                                               54,283         30,781         64,570
Distributions from capital gains                                                              168,766             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                 149,779        144,616        275,508
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                   439,643        164,591        316,172
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    842,425        541,207        705,560
Net transfers(1)                                                                               24,638         44,898        217,147
Transfers for policy loans                                                                     (1,499)        (3,208)        (5,362)
Adjustments to net assets allocated to
  contracts in payout period                                                                       --           (436)            --
Contract charges                                                                               (2,890)          (480)        (1,055)
Contract terminations:
    Surrender benefits                                                                       (360,093)       (88,104)       (76,291)
    Death benefits                                                                            (48,021)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                454,560        493,877        839,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                             4,903,773      1,413,968      2,070,267
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $  5,797,976   $  2,072,436   $  3,226,438
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                      4,796,591      1,554,761      2,499,485
Contract purchase payments                                                                    783,384        589,742        763,595
Net transfers(1)                                                                               (1,416)        21,882        182,392
Transfers for policy loans                                                                     (1,382)        (3,776)        (7,045)
Contract charges                                                                               (2,737)          (529)        (1,254)
Contract terminations:
    Surrender benefits                                                                       (349,663)       (98,825)       (89,974)
    Death benefits                                                                            (43,289)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                            5,181,488      2,063,255      3,347,199
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

(2)  For the period Nov. 15, 2004 (commencement of operations) to Dec. 31, 2004.

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                               AXP VP        AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2003                                 CASH MGMT      DIV BOND      DIV EQ INC     EQ SELECT     GLOBAL BOND
OPERATIONS
Investment income (loss) -- net                            $    (159,591) $  1,223,279   $     40,316   $    (11,289)  $    829,139
Net realized gain (loss) on sales of investments                  (2,160)      (66,471)       (60,198)         6,745        147,559
Distributions from capital gains                                      --            --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      2,162       434,872      2,161,043        306,334        476,966
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (159,589)    1,591,680      2,141,161        301,790      1,453,664
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    31,001,082     7,695,380      2,848,718        748,790      2,378,038
Net transfers(1)                                             (35,487,162)   (4,706,328)     1,553,278        391,787        673,488
Transfers for policy loans                                        (1,289)       24,468            (24)             3          5,707
Adjustments to net assets allocated to
  contracts in payout period                                      (1,534)      (10,153)          (507)        (1,678)        (1,302)
Contract charges                                                 (10,759)      (14,896)        (2,705)          (468)        (3,559)
Contract terminations:
    Surrender benefits                                        (1,992,381)   (2,161,614)       (86,752)        (8,298)      (490,771)
    Death benefits                                              (521,543)     (440,073)            --             --       (184,760)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (7,013,586)      386,784      4,312,008      1,130,136      2,376,841
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               39,585,747    46,812,356      3,940,056        667,481     11,203,369
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  32,412,572  $ 48,790,820   $ 10,393,225   $  2,099,407   $ 15,033,874
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        36,563,187    38,121,325      4,850,862        764,514      9,185,513
Contract purchase payments                                    29,884,905     6,689,601      2,855,518        807,563      1,923,437
Net transfers(1)                                             (33,885,792)   (3,690,234)     1,447,430        424,404        539,711
Transfers for policy loans                                        (3,410)       20,072            (41)             3          5,201
Contract charges                                                  (9,900)      (12,087)        (2,972)          (509)        (2,776)
Contract terminations:
    Surrender benefits                                        (1,807,508)   (1,718,298)       (88,313)        (9,212)      (386,807)
    Death benefits                                              (486,643)     (269,991)            --             --       (150,217)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              30,254,839    39,140,388      9,062,484      1,986,763     11,114,062
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP        AXP VP         AXP VP          AXP VP        AXP VP
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       GRO       HI YIELD BOND    LG CAP EQ       MANAGED        NEW DIM
OPERATIONS
Investment income (loss) -- net                            $    (22,520)  $  2,369,928   $    (52,980)  $    271,686   $   (410,109)
Net realized gain (loss) on sales of investments               (171,231)      (802,872)      (830,312)    (1,201,069)    (1,584,763)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   835,888      5,997,316      3,060,518      5,487,364     19,550,151
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     642,137      7,564,372      2,177,226      4,557,981     17,555,279
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,361,270      7,513,707        732,017      1,393,205      7,020,035
Net transfers(1)                                                685,121      5,560,673        436,457       (801,576)       521,223
Transfers for policy loans                                         (176)        12,995         11,775         22,945         72,210
Adjustments to net assets allocated to
  contracts in payout period                                         --         (6,657)        (9,997)       (25,258)       (35,647)
Contract charges                                                 (2,384)        (9,331)        (6,096)       (16,875)       (61,914)
Contract terminations:
    Surrender benefits                                          (86,458)      (824,600)      (312,670)      (939,279)    (2,724,932)
    Death benefits                                                 (670)      (349,308)       (82,828)      (262,953)      (580,653)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,956,703     11,897,479        768,658       (629,791)     4,210,322
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,296,076     26,710,454      7,996,907     24,979,998     75,437,586
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,894,916   $ 46,172,305   $ 10,942,791   $ 28,908,188   $ 97,203,187
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,895,504     28,259,314      8,619,528     22,175,519     76,646,019
Contract purchase payments                                    2,777,957      7,141,479        991,025      1,451,535      8,875,298
Net transfers(1)                                              1,424,652      5,382,606        396,804       (643,599)     1,392,541
Transfers for policy loans                                         (842)        12,000         10,849         15,228         39,676
Contract charges                                                 (5,614)        (8,875)        (6,114)       (14,299)       (57,734)
Contract terminations:
    Surrender benefits                                         (206,790)      (781,930)      (346,333)      (761,187)    (2,467,732)
    Death benefits                                               (1,512)      (340,198)        (6,571)      (217,255)      (515,832)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,883,355     39,664,396      9,659,188     22,005,942     83,912,236
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP                        AXP VP
                                                             PTNRS SM        AXP VP         SHORT          AXP VP        STRATEGY
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     CAP VAL        S&P 500        DURATION      SM CAP ADV        AGGR
OPERATIONS
Investment income (loss) -- net                            $    (52,784)  $     24,859   $    344,897   $    (19,832)  $   (112,265)
Net realized gain (loss) on sales of investments                (20,481)       (80,313)        24,465          5,211     (1,277,868)
Distributions from capital gains                                139,390             --        118,111             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,169,402      1,806,215       (344,437)       957,995      3,623,228
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,235,527      1,750,761        143,036        943,374      2,233,095
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,946,358      2,669,070     11,946,735        743,857        612,581
Net transfers(1)                                              1,152,372      1,173,989     (6,295,217)       760,879        169,423
Transfers for policy loans                                       (4,356)       (16,490)       (11,865)            21          9,364
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --         (1,146)        (3,693)
Contract charges                                                 (2,563)        (3,388)        (4,636)        (1,094)        (6,033)
Contract terminations:
    Surrender benefits                                         (111,374)       (77,791)      (904,504)       (37,112)      (270,525)
    Death benefits                                               (2,500)       (50,730)       (57,880)            --        (72,304)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,977,937      3,694,660      4,672,633      1,465,405        438,813
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,614,313      4,731,604     19,197,717      1,390,401      8,235,685
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,827,777   $ 10,177,025   $ 24,013,386   $  3,799,180   $ 10,907,593
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,940,806      7,713,906     16,891,643      1,924,112     13,461,278
Contract purchase payments                                    1,805,194      3,648,759     10,758,121        824,493      1,177,421
Net transfers(1)                                              1,045,495      1,609,996     (5,652,860)       788,756       (136,742)
Transfers for policy loans                                       (3,981)       (22,031)       (10,301)            27         13,050
Contract charges                                                 (2,409)        (5,053)        (4,064)        (1,308)        (9,192)
Contract terminations:
    Surrender benefits                                         (110,097)      (115,001)      (792,838)       (46,202)      (387,899)
    Death benefits                                               (2,002)       (67,739)       (50,612)            --       (111,669)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,673,006     12,762,837     21,139,089      3,489,878     14,006,247
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AIM VI         AIM VI         AIM VI
                                                               THDL           THDL        CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    EMER MKTS         INTL          SER I          SER II         SER I
OPERATIONS
Investment income (loss) -- net                            $      3,517   $    (32,017)  $    (10,333)  $     (7,094)  $     (9,197)
Net realized gain (loss) on sales of investments                  5,155     (1,149,665)       (98,408)         3,431        (41,683)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   115,818      3,656,586        402,767        218,910        367,178
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     124,490      2,474,904        294,026        215,247        316,298
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      106,374        563,837         59,749        378,572         60,683
Net transfers(1)                                                 58,896       (147,508)       (82,578)       124,896       (139,549)
Transfers for policy loans                                          291         19,017             30           (132)        (1,332)
Adjustments to net assets allocated to
  contracts in payout period                                         --         (4,913)            --             --             --
Contract charges                                                   (111)        (4,922)        (1,057)          (307)          (801)
Contract terminations:
    Surrender benefits                                          (12,726)      (302,851)       (18,348)       (23,306)       (23,207)
    Death benefits                                                   --        (49,134)            --         (1,144)        (2,830)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  152,724         73,526        (42,204)       478,579       (107,036)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 278,566      9,691,163      1,086,724        582,503      1,023,308
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    555,780   $ 12,239,593   $  1,338,546   $  1,276,329   $  1,232,570
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          343,780     13,594,696      2,453,566        797,317      1,526,310
Contract purchase payments                                      107,040        759,693        120,724        430,734         81,355
Net transfers(1)                                                 45,955       (281,870)      (181,032)       153,158       (201,927)
Transfers for policy loans                                          335         24,158             61           (185)        (2,015)
Contract charges                                                   (117)        (6,556)        (2,134)          (383)        (1,045)
Contract terminations:
    Surrender benefits                                          (12,255)      (401,073)       (37,680)       (28,749)       (29,739)
    Death benefits                                                   --        (60,400)            --         (1,396)        (3,408)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                484,738     13,628,648      2,353,505      1,350,496      1,369,531
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                      SER II         SER I          SER I          SER I          SER I
OPERATIONS
Investment income (loss) -- net                            $     (6,585)  $    (93,769)  $     (5,508)  $     (1,634)  $     (3,382)
Net realized gain (loss) on sales of investments                    526     (1,183,635)        (2,824)         3,044        (10,954)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   252,025      9,198,381        210,744        193,291        144,738
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     245,966      7,920,977        202,412        194,701        130,402
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      241,978      1,275,418        122,775        206,970        200,774
Net transfers(1)                                                131,354     (2,247,861)       113,331        126,727        111,856
Transfers for policy loans                                           --         58,779            200         (2,099)           300
Adjustments to net assets allocated to
  contracts in payout period                                         --         (6,227)            --             --             --
Contract charges                                                   (443)       (26,084)          (394)          (275)          (185)
Contract terminations:
    Surrender benefits                                          (10,099)    (1,216,252)       (16,249)        (4,445)        (1,876)
    Death benefits                                                   --       (291,035)            --           (521)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  362,790     (2,453,262)       219,663        326,357        310,869
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 518,858     36,763,761        467,094        525,209        218,597
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,127,614   $ 42,231,476   $    889,169   $  1,046,267   $    659,868
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          678,873     31,745,058        720,658        642,729        456,355
Contract purchase payments                                      274,719      1,038,440        155,374        225,321        319,354
Net transfers(1)                                                151,793     (1,910,346)       147,984        130,223        174,574
Transfers for policy loans                                           --         47,177            241         (2,437)           478
Contract charges                                                   (503)       (21,263)          (517)          (304)          (308)
Contract terminations:
    Surrender benefits                                          (13,456)      (972,457)       (23,525)        (5,143)        (3,521)
    Death benefits                                                   --       (255,528)            --           (516)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,091,426     29,671,081      1,000,215        989,873        946,932
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP
                                                            GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
OPERATIONS
Investment income (loss) -- net                            $     (3,793)  $    (15,528)  $     (3,012)  $     (5,654)  $    (58,560)
Net realized gain (loss) on sales of investments                (28,010)        16,749       (104,641)        (8,098)       (95,923)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,949,034      1,025,457        442,260        367,168      8,063,724
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,917,231      1,026,678        334,607        353,416      7,909,241
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,519,468      1,733,908         63,545        668,785        908,407
Net transfers(1)                                              1,237,107      1,343,148        128,395        134,872      2,794,977
Transfers for policy loans                                        1,810         (1,961)         1,222             17         24,474
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --         (5,932)
Contract charges                                                 (2,382)          (533)          (683)          (465)       (13,823)
Contract terminations:
    Surrender benefits                                          (75,858)       (28,846)       (37,358)       (34,762)    (1,145,196)
    Death benefits                                               (4,782)        (9,291)            --        (21,387)      (388,010)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,675,363      3,036,425        155,121        747,060      2,174,897
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,360,566        980,657      1,320,062        923,603     28,505,179
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,953,160   $  5,043,760   $  1,809,790   $  2,024,079   $ 38,589,317
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,864,235      1,066,794      2,519,834      1,259,003     19,542,519
Contract purchase payments                                    2,899,300      1,566,185        114,442        851,671        598,558
Net transfers(1)                                              1,392,746      1,197,994        228,047        160,461      1,655,433
Transfers for policy loans                                        2,195         (1,583)         2,017             14         14,901
Contract charges                                                 (2,867)          (484)        (1,240)          (593)        (8,925)
Contract terminations:
    Surrender benefits                                          (85,493)       (25,159)       (64,613)       (43,620)      (730,294)
    Death benefits                                               (5,361)        (8,832)            --        (25,975)      (207,845)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,064,755      3,794,915      2,798,487      2,200,961     20,864,347
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                          EG VA
                                                              AC VP        CALVERT VS     CS MID-CAP     CS SM CAP     FUNDAMENTAL
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                  VAL, CL II     SOCIAL BAL        GRO            GRO      LG CAP, CL 2(2)
OPERATIONS
Investment income (loss) -- net                            $     (6,759)  $     10,776   $     (3,982)  $   (320,433)  $      6,148
Net realized gain (loss) on sales of investments                (11,107)        (4,613)       (26,718)    (1,026,187)            26
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,797,067        105,466        185,697     11,048,150         66,705
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,779,201        111,629        154,997      9,701,530         72,879
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,405,405        177,859         18,948        879,265         13,589
Net transfers(1)                                              1,262,567        162,641        (25,540)     1,187,686      1,501,159
Transfers for policy loans                                       (4,244)        (8,294)            --         29,967            115
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --         (4,498)            --
Contract charges                                                 (2,622)          (677)          (450)       (12,973)           (30)
Contract terminations:
    Surrender benefits                                         (126,131)       (21,914)       (10,127)      (752,318)            (1)
    Death benefits                                               (1,630)            --             --       (124,225)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,533,345        309,615        (17,169)     1,202,904      1,514,832
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,431,942        491,468        404,106     21,050,428             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,744,488   $    912,712   $    541,934   $ 31,954,862   $  1,587,711
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,947,516        659,060        814,282     26,573,222             --
Contract purchase payments                                    2,413,951        213,635         32,484        924,481         13,846
Net transfers(1)                                              1,242,441        196,474        (58,891)       913,885      1,741,791
Transfers for policy loans                                       (4,080)       (10,566)            --         31,207            136
Contract charges                                                 (2,686)          (835)          (761)       (14,002)           (37)
Contract terminations:
    Surrender benefits                                         (129,426)       (26,273)       (19,123)      (799,267)            (1)
    Death benefits                                               (1,624)            --             --       (108,790)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,466,092      1,031,495        767,991     27,520,736      1,755,735
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                            GRO & INC,     GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     SERV CL       SERV CL 2       SERV CL       SERV CL 2       SERV CL
OPERATIONS
Investment income (loss) -- net                            $      9,700   $    (18,217)  $    (32,598)  $    (68,313)  $     (1,329)
Net realized gain (loss) on sales of investments                (70,575)         3,719        (11,357)          (663)       (57,654)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,093,633      1,895,174      1,985,881      3,794,444        470,812
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,032,758      1,880,676      1,941,926      3,725,468        411,829
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      357,123      4,703,266        334,004      4,606,458         79,341
Net transfers(1)                                                301,267      3,078,675        476,787      3,447,799        (33,924)
Transfers for policy loans                                       (6,707)        (1,807)        (5,834)        (4,297)           160
Adjustments to net assets allocated to
  contracts in payout period                                       (667)        (2,561)          (861)            --             --
Contract charges                                                 (2,654)        (3,211)        (3,728)        (4,470)          (547)
Contract terminations:
    Surrender benefits                                          (81,024)      (118,978)      (118,431)      (149,527)       (30,040)
    Death benefits                                               (3,878)       (14,449)            --        (12,883)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  563,460      7,640,935        681,937      7,883,080         14,990
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,462,271      5,249,394      4,946,520      6,055,460      1,019,593
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,058,489   $ 14,771,005   $  7,570,383   $ 17,664,008   $  1,446,412
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,275,075      6,369,722      5,776,668      6,528,308      1,804,565
Contract purchase payments                                      450,250      4,955,354        352,362      4,272,336        115,843
Net transfers(1)                                                351,464      3,179,412        448,813      3,180,987        (68,360)
Transfers for policy loans                                       (9,851)        (1,978)        (6,539)        (3,938)           246
Contract charges                                                 (3,477)        (3,512)        (4,027)        (4,297)          (865)
Contract terminations:
    Surrender benefits                                         (103,454)      (129,473)      (127,140)      (147,688)       (47,901)
    Death benefits                                               (4,706)       (15,392)            --        (12,073)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,955,301     14,354,133      6,440,137     13,813,635      1,803,528
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP         FTVIPT         FTVIPT         FTVIPT       FTVIPT TEMP
                                                            OVERSEAS,      FRANK REAL      FRANK SM     MUTUAL SHARES    DEV MKTS
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    SERV CL 2      EST, CL 2     CAP VAL, CL 2    SEC, CL 2      SEC, CL 1
OPERATIONS
Investment income (loss) -- net                            $    (11,341)  $    136,677   $    (24,598)  $      2,328   $      9,562
Net realized gain (loss) on sales of investments                (12,669)        36,590          3,506          2,319       (316,183)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   941,885      2,676,374      1,248,390        760,203      5,178,347
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     917,875      2,849,641      1,227,298        764,850      4,871,726
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      983,973      3,597,197      1,359,425      1,779,275        395,330
Net transfers(1)                                              1,233,013      1,975,587        813,507      1,326,880         73,179
Transfers for policy loans                                            3           (601)       (14,897)          (452)        13,289
Adjustments to net assets allocated to
  contracts in payout period                                       (103)          (504)            --             --         (1,362)
Contract charges                                                   (615)        (3,115)        (1,239)        (1,017)        (6,710)
Contract terminations:
    Surrender benefits                                          (47,624)      (165,792)       (63,909)       (27,581)      (338,867)
    Death benefits                                               (7,151)       (57,115)          (687)        (9,037)       (72,016)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,161,496      5,345,657      2,092,200      3,068,068         62,843
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,204,820      5,931,696      2,572,328      1,509,353      9,597,638
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,284,191   $ 14,126,994   $  5,891,826   $  5,342,271   $ 14,532,207
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,611,664      5,283,924      2,336,201      1,780,557     19,144,694
Contract purchase payments                                    1,082,907      2,831,908      1,153,283      1,836,108        677,558
Net transfers(1)                                              1,369,455      1,474,262        688,792      1,397,107        (34,301)
Transfers for policy loans                                            4           (483)       (10,642)          (388)        23,305
Contract charges                                                   (706)        (2,394)        (1,036)        (1,074)       (11,685)
Contract terminations:
    Surrender benefits                                          (56,648)      (131,489)       (53,571)       (28,982)      (573,695)
    Death benefits                                               (8,764)       (41,764)          (567)        (9,557)      (138,332)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,997,912      9,413,964      4,112,460      4,973,771     19,087,544
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FTVIPT         GS VIT         GS VIT         GS VIT      JANUS ASPEN
                                                             TEMP FOR       CORE SM          CORE         MID CAP      GLOBAL TECH,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    SEC, CL 2        CAP EQ        U.S. EQ          VAL            SERV
OPERATIONS
Investment income (loss) -- net                            $      2,631   $     (6,452)  $       (243)  $     24,590   $     (7,337)
Net realized gain (loss) on sales of investments                 (1,377)         2,859        (83,157)        (2,303)      (104,766)
Distributions from capital gains                                     --         33,270             --        124,787             --
Net change in unrealized appreciation or
  depreciation of investments                                   111,568        342,181      1,059,747      2,103,914        433,920
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     112,822        371,858        976,347      2,250,988        321,817
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       25,827         17,590        655,248      2,605,577        198,197
Net transfers(1)                                                182,716       (108,079)       396,720      2,175,288        (52,038)
Transfers for policy loans                                           --             --         (1,080)        (1,777)           (29)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --            (51)          (152)            --
Contract charges                                                    (88)          (476)        (1,722)        (3,768)          (616)
Contract terminations:
    Surrender benefits                                          (10,097)       (34,393)       (75,277)      (125,102)        (8,606)
    Death benefits                                                 (251)            --           (634)        (1,804)        (1,951)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  198,107       (125,358)       973,204      4,648,262        134,957
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 247,255        905,328      3,064,359      5,500,187        636,941
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    558,184   $  1,151,828   $  5,013,910   $ 12,399,437   $  1,093,715
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          294,485      1,077,757      4,978,875      4,720,569      2,475,343
Contract purchase payments                                       26,104         18,457        873,062      2,121,220        607,546
Net transfers(1)                                                198,512       (114,403)       522,342      1,692,928       (166,932)
Transfers for policy loans                                           --             --         (1,683)        (1,741)          (195)
Contract charges                                                    (93)          (520)        (2,553)        (2,995)        (1,999)
Contract terminations:
    Surrender benefits                                          (11,182)       (33,940)      (110,699)       (96,168)       (27,500)
    Death benefits                                                 (297)            --           (853)        (1,419)        (5,949)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                507,529        947,351      6,258,491      8,432,394      2,880,314
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                           JANUS ASPEN    JANUS ASPEN       LAZARD        MFS INV          MFS
                                                            INTL GRO,       MID CAP         RETIRE       GRO STOCK,      NEW DIS,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SERV        GRO, SERV       INTL EQ        SERV CL        SERV CL
OPERATIONS
Investment income (loss) -- net                            $      4,958   $     (9,970)  $    (10,168)  $    (42,035)  $    (52,339)
Net realized gain (loss) on sales of investments               (240,537)      (186,022)       (16,771)      (147,022)      (127,029)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,594,765        521,447        673,306      1,125,349      1,897,528
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,359,186        325,455        646,367        936,292      1,718,160
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      739,777         66,981        994,512      1,082,743      1,071,696
Net transfers(1)                                               (510,984)      (228,772)     1,249,720        615,083        415,194
Transfers for policy loans                                       (5,830)        (2,938)             4           (207)        (8,883)
Adjustments to net assets allocated to
  contracts in payout period                                         --            554         (1,109)            --             --
Contract charges                                                 (2,397)        (1,093)          (687)        (2,825)        (3,122)
Contract terminations:
    Surrender benefits                                          (61,029)       (20,254)       (39,245)       (94,190)      (135,811)
    Death benefits                                               (1,040)          (819)            --        (12,109)        (8,232)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  158,497       (186,341)     2,203,195      1,588,495      1,330,842
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,933,774      1,058,867        995,411      3,889,510      4,824,546
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,451,457   $  1,197,981   $  3,844,973   $  6,414,297   $  7,873,548
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,095,343      3,601,517      1,494,709      8,361,003      8,428,449
Contract purchase payments                                    1,397,552        207,015      1,327,890      1,837,829      1,444,188
Net transfers(1)                                               (980,541)      (688,499)     1,615,540      1,008,014        527,555
Transfers for policy loans                                      (12,607)       (10,232)            (2)          (445)       (13,218)
Contract charges                                                 (4,623)        (3,283)          (950)        (5,531)        (4,844)
Contract terminations:
    Surrender benefits                                         (116,721)       (56,711)       (55,177)      (186,059)      (192,503)
    Death benefits                                               (1,714)        (2,231)            --        (22,768)       (11,086)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,376,689      3,047,576      4,382,010     10,992,043     10,178,541
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                           PUT VT
                                                               MFS          PIONEER        PIONEER         HEALTH         PUT VT
                                                            UTILITIES,       EQ INC         EUROPE       SCIENCES,       INTL EQ,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     SERV CL       VCT, CL II     VCT, CL II       CI IB          CL IB
OPERATIONS
Investment income (loss) -- net                            $      8,701   $     26,441   $       (841)  $     (6,704)  $     (7,091)
Net realized gain (loss) on sales of investments                   (896)         1,520            554           (856)        13,530
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   283,338        450,389         52,864        269,215      1,348,094
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     291,143        478,350         52,577        261,655      1,354,533
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      418,324      1,075,847         71,824        761,492      1,923,341
Net transfers(1)                                                287,304        967,844        105,301        252,118        307,916
Transfers for policy loans                                         (148)        (3,344)            --            814         (5,302)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract charges                                                   (421)          (647)           (60)          (521)        (1,574)
Contract terminations:
    Surrender benefits                                          (17,791)       (31,822)          (777)       (11,028)       (70,638)
    Death benefits                                                   --           (661)          (673)          (416)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  687,268      2,007,217        175,615      1,002,459      2,153,743
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 541,674        879,826         67,047        988,431      3,243,933
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,520,085   $  3,365,393   $    295,239   $  2,252,545   $  6,752,209
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          795,285      1,077,035         85,462      1,272,321      4,131,101
Contract purchase payments                                      472,641      1,218,375         81,216        838,194      2,232,413
Net transfers(1)                                                355,786      1,095,102        114,479        289,318        404,989
Transfers for policy loans                                         (214)        (3,606)            --          1,091         (5,561)
Contract charges                                                   (528)          (724)           (67)          (620)        (1,884)
Contract terminations:
    Surrender benefits                                          (22,811)       (37,358)          (755)       (13,408)       (84,367)
    Death benefits                                                   --           (751)          (785)          (495)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,600,159      3,348,073        279,550      2,386,401      6,676,691
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT         PUT VT
                                                             INTL NEW       NEW OPP,        VISTA,         ROYCE      STRONG OPP II,
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                    OPP, CL IB       CL IA          CL IB        MICRO-CAP      ADVISOR CL
OPERATIONS
Investment income (loss) -- net                            $     (9,480)  $   (327,288)  $    (23,609)  $    (20,152)  $    (17,965)
Net realized gain (loss) on sales of investments               (115,568)    (3,659,145)      (363,028)        10,283        (12,656)
Distributions from capital gains                                     --             --             --        113,593             --
Net change in unrealized appreciation or
  depreciation of investments                                   608,292     10,946,757      1,153,531        829,456        690,730
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     483,244      6,960,324        766,894        933,180        660,109
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       94,424      1,141,564        229,776        102,077        642,251
Net transfers(1)                                               (226,320)    (3,182,649)      (468,385)       164,023        381,396
Transfers for policy loans                                         (119)        51,249           (308)            62            860
Adjustments to net assets allocated to
  contracts in payout period                                         --         (3,159)            --             --             --
Contract charges                                                 (1,187)       (21,921)        (2,472)        (1,133)        (1,050)
Contract terminations:
    Surrender benefits                                          (35,267)      (846,540)       (73,169)       (33,479)       (47,744)
    Death benefits                                               (2,232)      (123,152)        (4,126)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (170,701)    (2,984,608)      (318,684)       231,550        975,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,664,192     24,060,428      2,532,932      1,897,494      1,340,620
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,976,735   $ 28,036,144   $  2,981,142   $  3,062,224   $  2,976,442
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,386,505     29,597,468      7,059,299      1,728,997      1,867,731
Contract purchase payments                                      178,314      1,257,155        520,893         79,700        719,675
Net transfers(1)                                               (448,996)    (3,510,138)    (1,134,459)       105,915        433,142
Transfers for policy loans                                         (212)        55,647         (1,000)            47          1,027
Contract charges                                                 (2,213)       (24,062)        (6,095)          (905)        (1,283)
Contract terminations:
    Surrender benefits                                          (64,803)      (927,339)      (179,366)       (26,748)       (56,610)
    Death benefits                                               (3,700)      (132,555)        (9,452)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,044,895     26,316,176      6,249,820      1,887,006      2,963,682
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              THIRD          WANGER         WANGER         WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                     AVE VAL      INTL SM CAP     U.S. SM CO    ASSET ALLOC     INTL CORE
OPERATIONS
Investment income (loss) -- net                            $    (29,826)  $    (22,753)  $    (99,599)  $     31,055   $     (4,397)
Net realized gain (loss) on sales of investments                  6,172        (33,165)        16,649        (49,354)       (10,571)
Distributions from capital gains                                 82,337             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,491,138      1,613,267      4,150,353        783,249        276,285
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,549,821      1,557,349      4,067,403        764,950        261,317
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      201,631      1,781,309      5,278,672        820,415        304,161
Net transfers(1)                                                 26,028      1,043,692      3,449,383         27,970        296,984
Transfers for policy loans                                        2,204            568           (104)           155           (638)
Adjustments to net assets allocated to
  contracts in payout period                                         --             --             --             --             --
Contract charges                                                 (1,945)        (1,576)        (4,203)        (1,654)          (371)
Contract terminations:
    Surrender benefits                                         (101,218)       (51,572)      (163,606)       (97,115)       (23,595)
    Death benefits                                                   --        (10,230)       (40,471)        (7,758)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  126,700      2,762,191      8,519,671        742,013        576,541
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,818,959      2,151,246      6,167,269      3,396,810        576,110
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,495,480   $  6,470,786   $ 18,754,343   $  4,903,773   $  1,413,968
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,458,247      3,993,733      6,601,883      4,039,932        837,011
Contract purchase payments                                      156,239      2,444,758      4,654,674        861,766        387,407
Net transfers(1)                                                (17,552)     1,439,260      2,989,848         11,796        363,374
Transfers for policy loans                                        1,483          1,260           (242)           161           (868)
Contract charges                                                 (1,597)        (2,438)        (3,770)        (1,820)          (502)
Contract terminations:
    Surrender benefits                                          (75,523)       (83,230)      (144,835)      (106,902)       (31,661)
    Death benefits                                                   --        (13,457)       (33,870)        (8,342)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,521,297      7,779,886     14,063,688      4,796,591      1,554,761
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
                                                                                                                          WF ADV
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                                SM CAP GRO
OPERATIONS
Investment income (loss) -- net                                                                                        $    (12,197)
Net realized gain (loss) on sales of investments                                                                            (55,432)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                               589,898
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                 522,269
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                  612,130
Net transfers(1)                                                                                                            175,325
Transfers for policy loans                                                                                                     (744)
Adjustments to net assets allocated to
  contracts in payout period                                                                                                     --
Contract charges                                                                                                               (673)
Contract terminations:
    Surrender benefits                                                                                                      (44,883)
    Death benefits                                                                                                           (1,225)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                              739,930
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                             808,068
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $  2,070,267
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                    1,403,108
Contract purchase payments                                                                                                  961,623
Net transfers(1)                                                                                                            202,829
Transfers for policy loans                                                                                                   (1,290)
Contract charges                                                                                                             (1,016)
Contract terminations:
    Surrender benefits                                                                                                      (63,967)
    Death benefits                                                                                                           (1,802)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                          2,499,485
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS life of New York's fixed account.

(2)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of IDS Life of New York. The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by IDS Life of New York. The following is a list of each variable annuity product funded through the Account.

American Express Retirement Advisor Variable Annuity(R) (RAVA)

American Express Retirement Advisor Advantage(R) Variable Annuity (RAVA
Advantage)

American Express Retirement Advisor Select Variable Annuity(R) (RAVA Select)

American Express Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)

American Express Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)

IDS Life of New York Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                            FUND
-----------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                      AXP(R) Variable Portfolio - Cash Management Fund
AXP VP Core Bond                      AXP(R) Variable Portfolio - Core Bond Fund
AXP VP Div Bond                       AXP(R) Variable Portfolio - Diversified Bond Fund
AXP VP Div Eq Inc                     AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP VP Eq Select                      AXP(R) Variable Portfolio - Equity Select Fund
AXP VP Global Bond                    AXP(R) Variable Portfolio - Global Bond Fund
AXP VP Gro                            AXP(R) Variable Portfolio - Growth Fund
AXP VP Hi Yield Bond                  AXP(R) Variable Portfolio - High Yield Bond Fund
AXP VP Inc Opp                        AXP(R) Variable Portfolio - Income Opportunities Fund
AXP VP Inflation Prot Sec             AXP(R) Variable Portfolio - Inflation Protected Securities Fund
AXP VP Lg Cap Eq                      AXP(R) Variable Portfolio - Large Cap Equity Fund(1)
                                        (previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP VP Lg Cap Val                     AXP(R) Variable Portfolio - Large Cap Value Fund
AXP VP Managed                        AXP(R) Variable Portfolio - Managed Fund
AXP VP New Dim                        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP VP Ptnrs Select Val               AXP(R) Variable Portfolio - Partners Select Value Fund
AXP VP Ptnrs Sm Cap Val               AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP VP S&P 500                        AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP VP Short Duration                 AXP(R) Variable Portfolio - Short Duration U.S. Government Fund
AXP VP Sm Cap Adv                     AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP VP Strategy Aggr                  AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP VP THDL Emer Mkts                 AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund
                                        (previously AXP(R) Variable Portfolio - Emerging Markets Fund)
AXP VP THDL Intl                      AXP(R) Variable Portfolio - Threadneedle International Fund
                                        (previously AXP(R) Variable Portfolio - International Fund)
AIM VI Cap Appr, Ser I                AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II               AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                 AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                 AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                     AIM V.I. Dynamics Fund, Series I Shares
                                        (previously INVESCO VIF - Dynamics Fund, Series I Shares)
AIM VI Fin Serv, Ser I                AIM V.I. Financial Services Fund, Series I Shares
                                        (previously INVESCO VIF - Financial Services Fund, Series I Shares)
AIM VI Tech, Ser I                    AIM V.I. Technology Fund, Series I Shares(2)
                                        (previously INVESCO VIF - Technology Fund, Series I Shares)
AB VP Gro & Inc, Cl B                 AllianceBernstein VP Growth and Income Portfolio (Class B)
AB VP Intl Val, Cl B                  AllianceBernstein VP International Value Portfolio (Class B)
AC VP Intl, Cl I                      American Century(R) VP International, Class I
AC VP Intl, Cl II                     American Century(R) VP International, Class II
AC VP Val, Cl I                       American Century(R) VP Value, Class I
AC VP Val, Cl II                      American Century(R) VP Value, Class II
Calvert VS Social Bal                 Calvert Variable Series, Inc. Social Balanced Portfolio

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                            FUND
-----------------------------------------------------------------------------------------------------------
Col Hi Yield, VS Cl B                 Columbia High Yield Fund, Variable Series, Class B
CS Mid-Cap Gro                        Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                         Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2        Evergreen VA Fundamental Large Cap Fund - Class 2(3)
                                        (previously Evergreen VA Growth and Income Fund - Class 2)
EG VA Intl Eq, Cl 2                   Evergreen VA International Equity Fund - Class 2
Fid VIP Gro & Inc, Serv Cl            Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2          Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl              Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2            Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl             Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2           Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2           FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2         FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2        FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1        FTVIPT Templeton Developing Markets Securities Fund - Class 1
FTVIPT Temp For Sec, Cl 2             FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Core Sm Cap Eq                 Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
GS VIT Core U.S. Eq                   Goldman Sachs VIT CORE(SM) U.S. Equity Fund
GS VIT Mid Cap Val                    Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv         Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv            Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv         Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq                 Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl            MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                  MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl             MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl                MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv             Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv         Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv         Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II             Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II             Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB         Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB                 Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB            Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                 Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                   Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap                       Royce Micro-Cap Portfolio
Strong Opp II, Advisor Cl             Strong Opportunity Fund II - Advisor Class(4)
Third Ave Val                         Third Avenue Value Portfolio
VanK LIT Comstock, Cl II              Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
Wanger Intl Sm Cap                    Wanger International Small Cap
Wanger U.S. Sm Co                     Wanger U.S. Smaller Companies
WF Adv Asset Alloc                    Wells Fargo Advantage Asset Allocation Fund
WF Adv Intl Core                      Wells Fargo Advantage International Core Fund
                                        (previously Wells Fargo VT International Equity Fund)
WF Adv Sm Cap Gro                     Wells Fargo Advantage Small Cap Growth Fund

----------
(1) AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.
(2) INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology Fund, Series I Shares on April 30, 2004.
(3) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 on Dec. 8, 2003.
(4) Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life. IDS Life is the parent company of IDS Life of New York.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life of New York.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain items in the financial statements for the period ending Dec. 31, 2003 have been reclassified to conform to the 2004 presentation. Each subaccount of the Account may have multiple unit values to reflect the daily charge deducted for each combination of mortality and expense fee and optional riders selected. The change in the financial statement disclosure had no impact on the contract holders.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                     MORTALITY AND EXPENSE RISK FEE
------------------------------------------------------------
RAVA                        0.75% or 0.95%
                            (DEPENDING ON CONTRACT SELECTED)

RAVA Advantage              0.75% or 0.95%
                            (DEPENDING ON CONTRACT SELECTED)

RAVA Select                 1.00% or 1.20%
                            (DEPENDING ON CONTRACT SELECTED)

RAVA Advantage Plus         0.55% to 0.95%
                            (DEPENDING ON CONTRACT SELECTED)

RAVA Select Plus            0.75% to 1.20%
                            (DEPENDING ON CONTRACT SELECTED)

FPA                         1.25%

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

5. SURRENDER CHARGES

IDS Life of New York may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,302,654 in 2004 and $1,009,588 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of IDS Life of New York, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                                      PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                                           0.510% to 0.440%
AXP(R) Variable Portfolio - Core Bond Fund                                                                 0.630% to 0.555%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                          0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                 0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                                                             0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                                                               0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                    0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                           0.620% to 0.545%
AXP(R) Variable Portfolio - Income Opportunities Fund                                                      0.640% to 0.565%
AXP(R) Variable Portfolio - Inflation Protected Securities Fund                                            0.490% to 0.415%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                                          0.630% to 0.570%
AXP(R) Variable Portfolio - Large Cap Value Fund                                                           0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                                                                   0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                         0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Select Value Fund                                                     0.810% to 0.720%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                  1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                             0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                            0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                       0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                       0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                                             1.170% to 1.095%
AXP(R) Variable Portfolio - Threadneedle International Fund                                                0.870% to 0.795%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Large Cap Value Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Select Value Fund
AXP(R) Variable Portfolio - Partners Small Cap Value Fund AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                                      PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                                           0.030% to 0.020%
AXP(R) Variable Portfolio - Core Bond Fund                                                                 0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                          0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                 0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                                                             0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                                                               0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                                    0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Income Opportunities Fund                                                      0.050% to 0.025%
AXP(R) Variable Portfolio - Inflation Protected Securities Fund                                            0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                                          0.050% to 0.030%
AXP(R) Variable Portfolio - Large Cap Value Fund                                                           0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                                                                   0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                         0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Select Value Fund                                                     0.060% to 0.035%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                  0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                             0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                            0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                       0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                       0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                                             0.100% to 0.050%
AXP(R) Variable Portfolio - Threadneedle International Fund                                                0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life of New York.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

SUBACCOUNT                      FUND                                                                            PURCHASES
--------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                AXP(R) Variable Portfolio - Cash Management Fund                               $35,598,972
AXP VP Core Bond                AXP(R) Variable Portfolio - Core Bond Fund                                          25,289
AXP VP Div Bond                 AXP(R) Variable Portfolio - Diversified Bond Fund                               14,359,293
AXP VP Div Eq Inc               AXP(R) Variable Portfolio - Diversified Equity Income Fund                      16,211,502
AXP VP Eq Select                AXP(R) Variable Portfolio - Equity Select Fund                                   1,726,186
AXP VP Global Bond              AXP(R) Variable Portfolio - Global Bond Fund                                     8,282,215
AXP VP Gro                      AXP(R) Variable Portfolio - Growth Fund                                          1,950,062
AXP VP Hi Yield Bond            AXP(R) Variable Portfolio - High Yield Bond Fund                                19,640,646
AXP VP Inc Opp                  AXP(R) Variable Portfolio - Income Opportunities Fund                               12,545
AXP VP Inflation Prot Sec       AXP(R) Variable Portfolio - Inflation Protected Securities Fund                    355,904
AXP VP Lg Cap Eq                AXP(R) Variable Portfolio - Large Cap Equity Fund                                3,955,178
AXP VP Lg Cap Val               AXP(R) Variable Portfolio - Large Cap Value Fund                                     2,753
AXP VP Managed                  AXP(R) Variable Portfolio - Managed Fund                                         3,120,669
AXP VP New Dim                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               7,998,704
AXP VP Ptnrs Select Val         AXP(R) Variable Portfolio - Partners Select Value Fund                              88,996
AXP VP Ptnrs Sm Cap Val         AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        5,199,796
AXP VP S&P 500                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                   6,947,553
AXP VP Short Duration           AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                 11,124,519
AXP VP Sm Cap Adv               AXP(R) Variable Portfolio - Small Cap Advantage Fund                             4,027,326
AXP VP Strategy Aggr            AXP(R) Variable Portfolio - Strategy Aggressive Fund                               803,906
AXP VP THDL Emer Mkts           AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                   1,682,257
AXP VP THDL Intl                AXP(R) Variable Portfolio - Threadneedle International Fund                      4,832,178
AIM VI Cap Appr, Ser I          AIM V.I. Capital Appreciation Fund, Series I Shares                                237,480
AIM VI Cap Appr, Ser II         AIM V.I. Capital Appreciation Fund, Series II Shares                             2,242,699
AIM VI Cap Dev, Ser I           AIM V.I. Capital Development Fund, Series I Shares                                 152,764
AIM VI Cap Dev, Ser II          AIM V.I. Capital Development Fund, Series II Shares                                883,787
AIM VI Core Eq, Ser I           AIM V.I. Core Equity Fund, Series I Shares                                       1,507,962
AIM VI Dyn, Ser I               AIM V.I. Dynamics Fund, Series I Shares                                            163,400

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                      FUND                                                                            PURCHASES
--------------------------------------------------------------------------------------------------------------------------
AIM VI Fin Serv, Ser I          AIM V.I. Financial Services Fund, Series I Shares                              $   511,344
AIM VI Tech, Ser I              AIM V.I. Technology Fund, Series I Shares                                          541,959
AB VP Gro & Inc, Cl B           AllianceBernstein VP Growth and Income Portfolio (Class B)                       6,763,988
AB VP Intl Val, Cl B            AllianceBernstein VP International Value Portfolio (Class B)                     6,164,470
AC VP Intl, Cl I                American Century(R) VP International, Class I                                      345,586
AC VP Intl, Cl II               American Century(R) VP International, Class II                                   1,677,038
AC VP Val, Cl I                 American Century(R) VP Value, Class I                                            6,467,200
AC VP Val, Cl II                American Century(R) VP Value, Class II                                           7,864,870
Calvert VS Social Bal           Calvert Variable Series, Inc. Social Balanced Portfolio                          1,232,700
Col Hi Yield, VS Cl B           Columbia High Yield Fund, Variable Series, Class B                                 163,294
CS Mid-Cap Gro                  Credit Suisse Trust - Mid-Cap Growth Portfolio                                      55,256
CS Sm Cap Gro                   Credit Suisse Trust - Small Cap Growth Portfolio                                 1,530,613
EG VA Fundamental Lg Cap, Cl 2  Evergreen VA Fundamental Large Cap Fund - Class 2                                1,093,298
EG VA Intl Eq, Cl 2             Evergreen VA International Equity Fund - Class 2                                    97,389
Fid VIP Gro & Inc, Serv Cl      Fidelity(R) VIP Growth & Income Portfolio Service Class                            922,496
Fid VIP Gro & Inc, Serv Cl 2    Fidelity(R) VIP Growth & Income Portfolio Service Class 2                       11,618,757
Fid VIP Mid Cap, Serv Cl        Fidelity(R) VIP Mid Cap Portfolio Service Class                                  1,275,161
Fid VIP Mid Cap, Serv Cl 2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               14,654,352
Fid VIP Overseas, Serv Cl       Fidelity(R) VIP Overseas Portfolio Service Class                                   706,725
Fid VIP Overseas, Serv Cl 2     Fidelity(R) VIP Overseas Portfolio Service Class 2                               7,386,096
FTVIPT Frank Real Est, Cl 2     FTVIPT Franklin Real Estate Fund - Class 2                                       9,106,418
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        4,941,813
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2                                   5,285,387
FTVIPT Temp Dev Mkts Sec, Cl 1  FTVIPT Templeton Developing Markets Securities Fund - Class 1                    1,801,090
FTVIPT Temp For Sec, Cl 2       FTVIPT Templeton Foreign Securities Fund - Class 2                                 359,469
GS VIT Core Sm Cap Eq           Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                   207,909
GS VIT Core U.S. Eq             Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                      3,893,231
GS VIT Mid Cap Val              Goldman Sachs VIT Mid Cap Value Fund                                            11,448,785
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares                     321,168
Janus Aspen Intl Gro, Serv      Janus Aspen Series International Growth Portfolio: Service Shares                1,484,209
Janus Aspen Mid Cap Gro, Serv   Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                         56,035
Lazard Retire Intl Eq           Lazard Retirement International Equity Portfolio                                 2,856,173
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class                             2,125,588
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class                                      1,676,440
MFS Total Return, Serv Cl       MFS(R) Total Return Series - Service Class                                         134,316
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class                                          1,831,774
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares                               82,008
Oppen Main St Sm Cap VA, Serv   Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           38,098
Oppen Strategic Bond VA, Serv   Oppenheimer Strategic Bond Fund/VA, Service Shares                                 386,349
Pioneer Eq Inc VCT, Cl II       Pioneer Equity Income VCT Portfolio - Class II Shares                            2,756,921
Pioneer Europe VCT, Cl II       Pioneer Europe VCT Portfolio - Class II Shares                                     439,493
Put VT Health Sciences, Cl IB   Putnam VT Health Sciences Fund - Class IB Shares                                 1,034,149
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares                            1,418,965
Put VT Intl New Opp, Cl IB      Putnam VT International New Opportunities Fund - Class IB Shares                   148,749
Put VT New Opp, Cl IA           Putnam VT New Opportunities Fund - Class IA Shares                                 416,654
Put VT Vista, Cl IB             Putnam VT Vista Fund - Class IB Shares                                             423,464
Royce Micro-Cap                 Royce Micro-Cap Portfolio                                                          691,229
Strong Opp II, Advisor Cl       Strong Opportunity Fund II - Advisor Class                                         792,860
Third Ave Val                   Third Avenue Value Portfolio                                                       784,369
VanK LIT Comstock, Cl II        Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                227,422
Wanger Intl Sm Cap              Wanger International Small Cap                                                   6,140,020
Wanger U.S. Sm Co               Wanger U.S. Smaller Companies                                                   12,590,667
WF Adv Asset Alloc              Wells Fargo Advantage Asset Allocation Fund                                      2,054,232
WF Adv Intl Core                Wells Fargo Advantage International Core Fund                                      908,222
WF Adv Sm Cap Gro               Wells Fargo Advantage Small Cap Growth Fund                                      1,483,918

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2004:

                        AXP VP           AXP VP            AXP VP            AXP VP            AXP VP
PRICE LEVEL           CASH MGMT         CORE BOND         DIV BOND          DIV EQ INC        EQ SELECT
                   ---------------------------------------------------------------------------------------
0.55%                        $1.00             $1.01             $1.01             $1.05             $1.04
0.75%                         1.04              1.01              1.23              1.33              1.12
0.95%                         1.03              1.00              1.22              1.32              1.11
1.00%                         0.99              1.00              1.09              1.63              1.29
1.20%                         0.99              1.00              1.09              1.62              1.28
1.25%                         1.19                --              1.36                --                --

                                                                                               AXP VP
                       AXP VP            AXP VP            AXP VP            AXP VP           INFLATION
PRICE LEVEL          GLOBAL BOND           GRO          HI YIELD BOND        INC OPP          PROT SEC
                   ---------------------------------------------------------------------------------------
0.55%                        $1.03             $1.04             $1.01             $1.01             $1.02
0.75%                         1.47              0.50              1.24              1.01              1.02
0.95%                         1.46              0.50              1.23              1.01              1.02
1.00%                         1.27              1.21              1.41              1.01              1.02
1.20%                         1.26              1.21              1.40              1.01              1.02
1.25%                         1.49                --              1.32                --                --

                                                                                               AXP VP
                       AXP VP            AXP VP            AXP VP            AXP VP             PTNRS
PRICE LEVEL           LG CAP EQ        LG CAP VAL          MANAGED           NEW DIM         SELECT VAL
                   ---------------------------------------------------------------------------------------
0.55%                        $1.03             $1.03             $1.02             $1.01             $1.04
0.75%                         0.74              1.03              0.95              0.73              1.04
0.95%                         0.74              1.03              0.94              0.72              1.04
1.00%                         1.24              1.03              1.25              1.18              1.04
1.20%                         1.24              1.03              1.24              1.18              1.04
1.25%                         1.27                --              1.50              1.48                --

                       AXP VP                              AXP VP                              AXP VP
                      PTNRS SM           AXP VP             SHORT            AXP VP           STRATEGY
PRICE LEVEL            CAP VAL           S&P 500          DURATION         SM CAP ADV           AGGR
                   ---------------------------------------------------------------------------------------
0.55%                        $1.05             $1.02             $1.01             $1.04             $1.05
0.75%                         1.52              0.85              1.15              1.25              0.45
0.95%                         1.51              0.85              1.14              1.24              0.45
1.00%                         1.62              1.31              1.00              1.68              1.32
1.20%                         1.61              1.31              1.00              1.67              1.31
1.25%                           --                --                --                --              0.94

                       AXP VP            AXP VP            AIM VI            AIM VI            AIM VI
                        THDL              THDL            CAP APPR,         CAP APPR,         CAP DEV,
PRICE LEVEL           EMER MKTS           INTL              SER I            SER II             SER I
                   ---------------------------------------------------------------------------------------
0.55%                        $1.08             $1.06             $  --             $1.03             $  --
0.75%                         1.39              0.77              0.60              0.99              1.03
0.95%                         1.38              0.76              0.60              0.98              1.03
1.00%                         1.72              1.44                --              1.25                --
1.20%                         1.72              1.44                --              1.25                --
1.25%                           --              1.06                --                --                --

                       AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                      CAP DEV,          CORE EQ,            DYN,            FIN SERV,           TECH,
PRICE LEVEL            SER II             SER I             SER I             SER I             SER I
                   ---------------------------------------------------------------------------------------
0.55%                        $1.05             $  --             $  --             $1.04             $1.03
0.75%                         1.17                --              1.00              1.14              0.72
0.95%                         1.16                --              0.99              1.13              0.71
1.00%                         1.49                --              1.45              1.33              1.37
1.20%                         1.49                --              1.45              1.31              1.36
1.25%                           --              1.53                --                --                --

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                        AB VP             AB VP
                     GRO & INC,         INTL VAL,           AC VP             AC VP             AC VP
PRICE LEVEL             CL B              CL B           INTL, CL I        INTL, CL II        VAL, CL I
                   ---------------------------------------------------------------------------------------
0.55%                        $1.03             $1.06             $  --             $1.06             $  --
0.75%                         1.08              1.63              0.74              1.03              1.59
0.95%                         1.07              1.61              0.73              1.03              1.58
1.00%                         1.37              1.80                --              1.37                --
1.20%                         1.36              1.79                --              1.35                --
1.25%                           --                --                --                --              2.16

                        AC VP          CALVERT VS       COL HI YIELD,       CS MID-CAP        CS SM CAP
PRICE LEVEL           VAL, CL II       SOCIAL BAL          VS CL B             GRO               GRO
                   ---------------------------------------------------------------------------------------
0.55%                        $1.04             $1.02             $1.00             $  --            $   --
0.75%                         1.30              0.95              1.00              0.80                --
0.95%                         1.29              0.94              1.00              0.79                --
1.00%                         1.42              1.21              1.00                --                --
1.20%                         1.42              1.20              1.00                --                --
1.25%                           --                --                --                --              1.27

                        EG VA             EG VA            FID VIP           FID VIP           FID VIP
                     FUNDAMENTAL        INTL EQ,          GRO & INC,        GRO & INC,        MID CAP,
PRICE LEVEL         LG CAP, CL 2          CL 2             SERV CL          SERV CL 2          SERV CL
                   ---------------------------------------------------------------------------------------
0.55%                        $  --             $1.06             $  --             $1.01             $  --
0.75%                         0.93              1.06              0.92              1.06              1.46
0.95%                         0.92              1.05              0.91              1.05              1.45
1.00%                         1.24              1.05                --              1.23                --
1.20%                         1.22              1.05                --              1.23                --
1.25%                           --                --                --                --                --

                       FID VIP           FID VIP           FID VIP           FTVIPT            FTVIPT
                      MID CAP,          OVERSEAS,         OVERSEAS,        FRANK REAL         FRANK SM
PRICE LEVEL           SERV CL 2          SERV CL          SERV CL 2         EST, CL 2       CAP VAL, CL 2
                   ---------------------------------------------------------------------------------------
0.55%                        $1.06             $  --             $1.05             $1.05             $1.04
0.75%                         1.58              0.91              1.19              1.98              1.78
0.95%                         1.57              0.90              1.18              1.96              1.76
1.00%                         1.69                --              1.50              1.78              1.60
1.20%                         1.68                --              1.49              1.77              1.59
1.25%                           --                --                --                --                --

                       FTVIPT          FTVIPT TEMP         FTVIPT            GS VIT            GS VIT
                    MUTUAL SHARES       DEV MKTS          TEMP FOR           CORE SM            CORE
PRICE LEVEL           SEC, CL 2         SEC, CL 1         SEC, CL 2          CAP EQ            U.S. EQ
                   ---------------------------------------------------------------------------------------
0.55%                        $1.04             $  --             $  --             $  --             $1.03
0.75%                         1.17                --              1.30              1.41              0.90
0.95%                         1.17                --              1.29              1.40              0.89
1.00%                         1.37                --                --                --              1.38
1.20%                         1.36                --                --                --              1.37
1.25%                           --              0.94                --                --                --

                       GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN         LAZARD
                       MID CAP         GLOBAL TECH,       INTL GRO,          MID CAP           RETIRE
PRICE LEVEL              VAL              SERV              SERV            GRO, SERV          INTL EQ
                   ---------------------------------------------------------------------------------------
0.55%                        $1.05               $--               $--               $--             $1.05
0.75%                         1.86              0.37              0.77              0.47              0.96
0.95%                         1.85              0.37              0.76              0.46              0.97
1.00%                         1.55              1.34              1.54                --              1.43
1.20%                         1.55              1.33              1.52                --              1.42
1.25%                           --                --                --                --                --

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                       MFS INV             MFS               MFS               MFS              OPPEN
                      GRO STOCK,         NEW DIS,       TOTAL RETURN,       UTILITIES,       GLOBAL SEC
PRICE LEVEL            SERV CL           SERV CL           SERV CL           SERV CL          VA, SERV
                   ---------------------------------------------------------------------------------------
0.55%                        $1.03             $1.04             $1.02             $1.06             $1.07
0.75%                         0.61              0.80              1.02              1.18              1.07
0.95%                         0.61              0.79              1.02              1.18              1.07
1.00%                         1.22              1.32              1.02              1.72              1.07
1.20%                         1.21              1.32              1.02              1.75              1.07
1.25%                           --                --                --                --                --

                        OPPEN             OPPEN                                                PUT VT
                       MAIN ST          STRATEGIC          PIONEER           PIONEER           HEALTH
                       SM CAP             BOND             EQ INC            EUROPE           SCIENCES,
PRICE LEVEL           VA, SERV          VA, SERV         VCT, CL II        VCT, CL II           CL IB
                   ---------------------------------------------------------------------------------------
0.55%                        $1.05             $1.02             $  --             $  --             $1.04
0.75%                         1.05              1.02              1.14              1.21              0.97
0.95%                         1.05              1.02              1.13              1.21              0.96
1.00%                         1.05              1.02              1.37              1.50              1.18
1.20%                         1.05              1.02              1.35              1.49              1.18
1.25%                           --                --                --                --                --

                       PUT VT            PUT VT            PUT VT            PUT VT
                      INTL EQ,          INTL NEW          NEW OPP,           VISTA,             ROYCE
PRICE LEVEL            CL IB           OPP, CL IB           CL IA             CL IB           MICRO-CAP
                   ---------------------------------------------------------------------------------------
0.55%                        $1.06             $  --             $  --             $1.06             $  --
0.75%                         1.15              0.73                --              0.56              1.84
0.95%                         1.15              0.73                --              0.55              1.82
1.00%                         1.45                --                --              1.45                --
1.20%                         1.45                --                --              1.44                --
1.25%                           --                --              1.16                --                --

                                                          VANK LIT
                   STRONG OPP II,       THIRD AVE         COMSTOCK,          WANGER            WANGER
PRICE LEVEL          ADVISOR CL            VAL              CL II          INTL SM CAP       U.S. SM CO
                   ---------------------------------------------------------------------------------------
0.55%                        $1.04               $--             $1.03             $1.09             $1.04
0.75%                         1.14              1.86              1.03              1.03              1.56
0.95%                         1.13              1.85              1.03              1.02              1.55
1.00%                         1.49                --              1.03              1.94              1.65
1.20%                         1.48                --              1.03              1.93              1.64
1.25%                           --                --                --                --                --

                                                           WF ADV            WF ADV            WF ADV
PRICE LEVEL                                              ASSET ALLOC        INTL CORE        SM CAP GRO
                                                        --------------------------------------------------
0.55%                                                            $  --             $  --             $  --
0.75%                                                             1.10              0.98              0.92
0.95%                                                             1.09              0.97              0.91
1.00%                                                             1.26              1.37              1.52
1.20%                                                             1.25              1.36              1.51
1.25%                                                               --                --                --

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2004:

                       AXP VP            AXP VP            AXP VP            AXP VP            AXP VP
PRICE LEVEL           CASH MGMT         CORE BOND         DIV BOND         DIV EQ INC         EQ SELECT
                   ---------------------------------------------------------------------------------------
0.55%                           --                --            10,419             5,216                --
0.75%                   11,956,277            36,001        12,487,969        10,240,739         1,419,943
0.95%                    8,286,972             7,514        10,445,860         8,024,411         1,359,375
1.00%                    2,005,555                --         1,138,982         1,675,588           386,699
1.20%                    1,122,727                20         1,596,439         1,384,129            51,643
1.25%                    5,704,069                --        15,218,995                --                --
----------------------------------------------------------------------------------------------------------
Total                   29,075,600            43,535        40,898,664        21,330,083         3,217,660
----------------------------------------------------------------------------------------------------------

                                                                                               AXP VP
                       AXP VP            AXP VP            AXP VP            AXP VP           INFLATION
PRICE LEVEL          GLOBAL BOND           GRO          HI YIELD BOND        INC OPP          PROT SEC
                   ---------------------------------------------------------------------------------------
0.55%                           --                --             2,958                --                --
0.75%                    4,157,210         6,534,831        14,646,154             6,256            21,201
0.95%                    3,776,838         3,587,598        12,814,740             1,469           218,360
1.00%                      736,882           595,157         1,934,156                --            71,304
1.20%                      736,646           196,382         1,809,821                --             4,879
1.25%                    5,748,206                --        16,474,885                --                --
----------------------------------------------------------------------------------------------------------
Total                   15,155,782        10,913,968        47,682,714             7,725           315,744
----------------------------------------------------------------------------------------------------------

                                                                                               AXP VP
                       AXP VP            AXP VP            AXP VP            AXP VP             PTNRS
PRICE LEVEL           LG CAP EQ        LG CAP VAL          MANAGED           NEW DIM         SELECT VAL
                   ---------------------------------------------------------------------------------------
0.55%                        5,314                --                --             5,881                --
0.75%                    2,981,657                --         2,153,164        20,754,795            44,536
0.95%                    1,558,171                --         1,818,376        14,466,782            41,611
1.00%                      137,809                --            81,773           775,322                --
1.20%                       61,609             2,463           125,414           755,984                --
1.25%                    8,093,567                --        16,991,607        44,531,003                --
----------------------------------------------------------------------------------------------------------
Total                   12,838,127             2,463        21,170,334        81,289,767            86,147
----------------------------------------------------------------------------------------------------------

                       AXP VP                              AXP VP                              AXP VP
                      PTNRS SM           AXP VP             SHORT            AXP VP           STRATEGY
PRICE LEVEL            CAP VAL           S&P 500          DURATION         SM CAP ADV           AGGR
                   ---------------------------------------------------------------------------------------
0.55%                        6,620                --             3,962                --                --
0.75%                    4,860,331         9,237,226        11,922,946         2,896,151         1,567,383
0.95%                    3,930,239         7,781,930         9,831,898         2,187,549         1,236,441
1.00%                      459,835           842,308         1,420,421           369,053            10,704
1.20%                      348,276           787,861         1,101,664           415,290                --
1.25%                           --                --                --                --         9,698,130
----------------------------------------------------------------------------------------------------------
Total                    9,605,301        18,649,325        24,280,891         5,868,043        12,512,658
----------------------------------------------------------------------------------------------------------

                       AXP VP            AXP VP            AIM VI            AIM VI            AIM VI
                        THDL              THDL            CAP APPR,         CAP APPR,         CAP DEV,
PRICE LEVEL           EMER MKTS           INTL              SER I            SER II             SER I
                   ---------------------------------------------------------------------------------------
0.55%                        2,310             1,026                --                --                --
0.75%                      711,497         2,081,677         1,016,999         1,822,312           711,433
0.95%                      592,760         1,363,737         1,363,909         1,171,513           603,236
1.00%                       82,501           126,172                --           119,114                --
1.20%                      127,579            84,845                --           174,828                --
1.25%                           --        14,277,014                --                --                --
----------------------------------------------------------------------------------------------------------
Total                    1,516,647        17,934,471         2,380,908         3,287,767         1,314,669
----------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                       AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                      CAP DEV,          CORE EQ,            DYN,            FIN SERV,            TECH,
PRICE LEVEL            SER II             SER I             SER I             SER I             SER I
                   ---------------------------------------------------------------------------------------
0.55%                           --                --                --                --                --
0.75%                    1,023,040                --           507,725           569,091           717,617
0.95%                      562,070                --           465,540           622,325           735,320
1.00%                       38,741                --            16,321            16,796            34,434
1.20%                       89,463                --             1,250            30,024            17,216
1.25%                           --        27,582,556                --                --                --
----------------------------------------------------------------------------------------------------------
Total                    1,713,314        27,582,556           990,836         1,238,236         1,504,587
----------------------------------------------------------------------------------------------------------

                        AB VP             AB VP
                     GRO & INC,         INTL VAL,           AC VP             AC VP             AC VP
PRICE LEVEL             CL B              CL B           INTL, CL I        INTL, CL II        VAL, CL I
                   ---------------------------------------------------------------------------------------
0.55%                           --             3,067                --                --                --
0.75%                    9,072,719         4,351,365         1,182,269         1,408,098         1,238,794
0.95%                    5,021,627         2,201,913         1,371,920         1,506,525         1,712,557
1.00%                      670,940           791,691                --           241,675                --
1.20%                      566,489           393,187                --           132,235                --
1.25%                           --                --                --                --        19,420,319
----------------------------------------------------------------------------------------------------------
Total                   15,331,775         7,741,223         2,554,189         3,288,533        22,371,670
----------------------------------------------------------------------------------------------------------

                        AC VP          CALVERT VS       COL HI YIELD,      CS MID-CAP         CS SM CAP
PRICE LEVEL          VAL, CL II        SOCIAL BAL          VS CL B             GRO               GRO
                   ---------------------------------------------------------------------------------------
0.55%                           --                --                --                --                --
0.75%                    6,900,284           894,708            31,028           309,983                --
0.95%                    5,304,073           959,250            76,811           404,069                --
1.00%                      888,470           191,966             3,980                --                --
1.20%                      981,006           101,388            16,858                --                --
1.25%                           --                --                --                --        25,658,455
----------------------------------------------------------------------------------------------------------
Total                   14,073,833         2,147,312           128,677           714,052        25,658,455
----------------------------------------------------------------------------------------------------------

                        EG VA             EG VA            FID VIP           FID VIP           FID VIP
                     FUNDAMENTAL        INTL EQ,         GRO & INC,        GRO & INC,         MID CAP,
PRICE LEVEL         LG CAP, CL 2          CL 2             SERV CL          SERV CL 2          SERV CL
                   ---------------------------------------------------------------------------------------
0.55%                           --                --                --                --                --
0.75%                    1,265,991            14,259         3,182,505        11,996,832         3,218,420
0.95%                      845,996            39,770         3,892,182         8,734,837         3,581,942
1.00%                      391,253            16,593                --         1,811,409                --
1.20%                      138,981            16,278                --         1,460,653                --
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                    2,642,221            86,900         7,074,687        24,003,731         6,800,362
----------------------------------------------------------------------------------------------------------

                       FID VIP           FID VIP           FID VIP           FTVIPT            FTVIPT
                      MID CAP,          OVERSEAS,         OVERSEAS,        FRANK REAL         FRANK SM
PRICE LEVEL           SERV CL 2          SERV CL          SERV CL 2        EST, CL 2        CAP VAL, CL 2
                   ---------------------------------------------------------------------------------------
0.55%                           --                --                --               739                --
0.75%                   12,408,214         1,165,884         5,831,201         7,489,848         3,861,208
0.95%                    8,136,623         1,245,312         3,383,796         5,320,436         2,521,510
1.00%                    1,897,211                --           418,578           672,883           369,984
1.20%                    1,291,853                --           293,559           731,554           208,098
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                   23,733,901         2,411,196         9,927,134        14,215,460         6,960,800
----------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                       FTVIPT          FTVIPT TEMP         FTVIPT            GS VIT            GS VIT
                    MUTUAL SHARES       DEV MKTS          TEMP FOR           CORE SM            CORE
PRICE LEVEL           SEC, CL 2         SEC, CL 1         SEC, CL 2          CAP EQ            U.S. EQ
                   ---------------------------------------------------------------------------------------
0.55%                           --                --                --                --                --
0.75%                    4,482,749                --           417,929           435,247         4,998,066
0.95%                    2,367,270                --           327,677           520,822         4,379,021
1.00%                    1,108,522                --                --                --           276,002
1.20%                      779,712                --                --                --           137,234
1.25%                           --        19,516,474                --                --                --
----------------------------------------------------------------------------------------------------------
Total                    8,738,253        19,516,474           745,606           956,069         9,790,323
----------------------------------------------------------------------------------------------------------

                       GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN         LAZARD
                       MID CAP        GLOBAL TECH,        INTL GRO,          MID CAP           RETIRE
PRICE LEVEL              VAL              SERV              SERV            GRO, SERV          INTL EQ
                   ---------------------------------------------------------------------------------------
0.55%                           --                --                --                --                --
0.75%                    6,769,547         1,310,824         5,176,177         1,194,482         3,187,345
0.95%                    5,065,456         1,305,275         3,723,947         1,508,814         3,125,070
1.00%                      965,032            19,557           197,313                --           227,103
1.20%                      805,647            22,390            71,381                --           178,119
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                   13,605,682         2,658,046         9,168,818         2,703,296         6,717,637
----------------------------------------------------------------------------------------------------------

                       MFS INV             MFS               MFS               MFS              OPPEN
                     GRO STOCK,         NEW DIS,        TOTAL RETURN,      UTILITIES,        GLOBAL SEC
PRICE LEVEL            SERV CL           SERV CL           SERV CL           SERV CL          VA, SERV
                   ---------------------------------------------------------------------------------------
0.55%                           --                --                --                --                --
0.75%                    7,096,958         5,498,086            95,813         1,405,971            44,709
0.95%                    5,021,216         4,463,372            27,715         1,296,599            30,633
1.00%                      194,678           249,383                --           130,215                --
1.20%                      193,207           230,571             8,118           159,767             1,542
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                   12,506,059        10,441,412           131,646         2,992,552            76,884
----------------------------------------------------------------------------------------------------------

                        OPPEN             OPPEN                                                PUT VT
                       MAIN ST          STRATEGIC          PIONEER           PIONEER           HEALTH
                       SM CAP             BOND             EQ INC            EUROPE           SCIENCES,
PRICE LEVEL           VA, SERV          VA, SERV         VCT, CL II        VCT, CL II           CL IB
                   ---------------------------------------------------------------------------------------
0.55%                           --             1,952                --                --                --
0.75%                       14,781           152,300         3,280,132           335,019         1,480,673
0.95%                       21,755            84,442         1,328,672           220,295           817,026
1.00%                           --             1,997           409,157             8,948           509,843
1.20%                           --            20,088           244,994            16,904           144,292
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                       36,536           260,779         5,262,955           581,166         2,951,834
----------------------------------------------------------------------------------------------------------

                       PUT VT            PUT VT            PUT VT            PUT VT
                      INTL EQ,          INTL NEW          NEW OPP,           VISTA,             ROYCE
PRICE LEVEL             CL IB          OPP, CL IB           CL IA             CL IB           MICRO-CAP
                   ---------------------------------------------------------------------------------------
0.55%                           --                --                --                --                --
0.75%                    3,358,575         1,385,719                --         3,132,224           831,326
0.95%                    2,304,696         1,236,836                --         2,389,581           985,280
1.00%                      270,200                --                --               507                --
1.20%                      135,853                --                --            24,167                --
1.25%                           --                --        22,121,604                --                --
----------------------------------------------------------------------------------------------------------
Total                    6,069,324         2,622,555        22,121,604         5,546,479         1,816,606
----------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                          VANK LIT
                   STRONG OPP II,       THIRD AVE         COMSTOCK,          WANGER            WANGER
PRICE LEVEL          ADVISOR CL            VAL              CL II          INTL SM CAP       U.S. SM CO
                   ---------------------------------------------------------------------------------------
0.55%                           --                --                --             1,833                --
0.75%                    1,549,362         1,606,282            65,416         7,114,116        10,598,954
0.95%                    1,206,747         1,838,651            97,275         5,276,918         8,711,057
1.00%                      157,061                --            43,549           443,714         1,262,549
1.20%                      153,174                --            11,018           460,003         1,263,104
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                    3,066,344         3,444,933           217,258        13,296,584        21,835,664
----------------------------------------------------------------------------------------------------------

                                                            WF ADV           WF ADV            WF ADV
PRICE LEVEL                                              ASSET ALLOC        INTL CORE        SM CAP GRO
                                                        --------------------------------------------------
0.55%                                                               --                --                --
0.75%                                                        2,514,835         1,437,592         1,593,422
0.95%                                                        2,000,501           550,640         1,488,701
1.00%                                                          401,342            39,585           141,036
1.20%                                                          264,810            35,438           124,040
1.25%                                                               --                --                --
----------------------------------------------------------------------------------------------------------
Total                                                        5,181,488         2,063,255         3,347,199
----------------------------------------------------------------------------------------------------------

The following is a summary of net assets at Dec. 31, 2004:

                       AXP VP            AXP VP            AXP VP            AXP VP            AXP VP
PRICE LEVEL           CASH MGMT         CORE BOND         DIV BOND         DIV EQ INC         EQ SELECT
                   ---------------------------------------------------------------------------------------
0.55%                  $     1,001           $ 1,006       $    11,484       $     5,526        $       52
0.75%                   12,463,331            37,193        15,376,967        13,658,555         1,593,246
0.95%                    8,564,710             8,557        12,739,310        10,648,506         1,531,046
1.00%                    1,989,068             1,002         1,241,840         2,727,041           498,685
1.20%                    1,108,482             1,022         1,733,379         2,243,022            66,313
1.25%                    6,788,234                --        20,837,881                --                --
----------------------------------------------------------------------------------------------------------
Total                  $30,914,826           $48,780       $51,940,861       $29,282,650        $3,689,342
----------------------------------------------------------------------------------------------------------

                                                                                               AXP VP
                       AXP VP            AXP VP            AXP VP            AXP VP           INFLATION
PRICE LEVEL          GLOBAL BOND           GRO          HI YIELD BOND        INC OPP          PROT SEC
                   ---------------------------------------------------------------------------------------
0.55%                  $     1,032        $       52       $     4,000           $ 1,007          $  1,014
0.75%                    6,124,570         3,290,804        18,109,854             7,306            22,559
0.95%                    5,522,830         1,790,790        15,752,957             2,486           222,860
1.00%                      935,078           722,225         2,723,296             1,006            73,442
1.20%                      930,414           237,314         2,533,519             1,007             5,964
1.25%                    8,603,270                --        21,890,062                --                --
----------------------------------------------------------------------------------------------------------
Total                  $22,117,194        $6,041,185       $61,013,688           $12,812          $325,839
----------------------------------------------------------------------------------------------------------

                                                                                               AXP VP
                       AXP VP            AXP VP            AXP VP            AXP VP             PTNRS
PRICE LEVEL           LG CAP EQ        LG CAP VAL          MANAGED           NEW DIM         SELECT VAL
                   ---------------------------------------------------------------------------------------
0.55%                  $     5,553            $   52       $        77       $     6,043           $    52
0.75%                    2,215,739                52         2,037,282        15,064,527            46,498
0.95%                    1,167,229                52         1,729,800        10,454,989            43,434
1.00%                      170,733                52           101,920           915,617                52
1.20%                       76,218             2,593           155,647           889,069                52
1.25%                   10,310,979                --        25,757,804        66,057,319                --
----------------------------------------------------------------------------------------------------------
Total                  $13,946,451            $2,801       $29,782,530       $93,387,564           $90,088
----------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                       AXP VP                              AXP VP                              AXP VP
                      PTNRS SM           AXP VP             SHORT            AXP VP           STRATEGY
PRICE LEVEL            CAP VAL           S&P 500          DURATION         SM CAP ADV           AGGR
                   ---------------------------------------------------------------------------------------
0.55%                  $     7,045       $        52       $     4,987        $       78       $        52
0.75%                    7,404,805         7,888,945        13,711,113         3,647,109           708,251
0.95%                    5,947,385         6,588,514        11,212,861         2,716,411           553,684
1.00%                      744,145         1,107,137         1,425,657           618,573            14,094
1.20%                      561,220         1,031,425         1,101,056           693,204                55
1.25%                           --                --                --                --         9,194,169
----------------------------------------------------------------------------------------------------------
Total                  $14,664,600       $16,616,073       $27,455,674        $7,675,375       $10,470,305
----------------------------------------------------------------------------------------------------------

                       AXP VP            AXP VP            AIM VI            AIM VI            AIM VI
                        THDL              THDL            CAP APPR,         CAP APPR,         CAP DEV,
PRICE LEVEL           EMER MKTS           INTL              SER I            SER II             SER I
                   ---------------------------------------------------------------------------------------
0.55%                   $    2,555       $     1,140        $       --        $       78        $       --
0.75%                      992,088         1,605,222           614,631         1,809,564           736,195
0.95%                      819,420         1,042,315           817,013         1,151,718           618,881
1.00%                      142,128           182,114                --           149,114                --
1.20%                      218,840           121,946                --           217,927                --
1.25%                           --        15,139,634                --                --                --
----------------------------------------------------------------------------------------------------------
Total                   $2,175,031       $18,092,371        $1,431,644        $3,328,401        $1,355,076
----------------------------------------------------------------------------------------------------------

                       AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                      CAP DEV,          CORE EQ,            DYN,            FIN SERV,           TECH,
PRICE LEVEL            SER II             SER I             SER I             SER I             SER I
                   ---------------------------------------------------------------------------------------
0.55%                   $       75       $        --          $     --        $       78        $       51
0.75%                    1,198,804                --           507,080           645,892           515,328
0.95%                      654,198                --           461,770           701,372           524,480
1.00%                       57,790                --            23,702            22,279            47,184
1.20%                      132,868                --             1,833            39,430            23,488
1.25%                           --        42,296,260                --                --                --
----------------------------------------------------------------------------------------------------------
Total                   $2,043,735       $42,296,260          $994,385        $1,409,051        $1,110,531
----------------------------------------------------------------------------------------------------------

                        AB VP             AB VP
                     GRO & INC,         INTL VAL,           AC VP             AC VP             AC VP
PRICE LEVEL             CL B              CL B           INTL, CL I        INTL, CL II        VAL, CL I
                   ---------------------------------------------------------------------------------------
0.55%                  $       100       $     3,504        $       --        $      106       $        --
0.75%                    9,779,020         7,079,195           875,353         1,454,310         1,969,916
0.95%                    5,375,524         3,555,371         1,006,992         1,545,325         2,700,304
1.00%                      916,448         1,423,468                --           331,132                --
1.20%                      770,414           703,891                --           179,154                --
1.25%                           --                --                --                --        42,147,372
----------------------------------------------------------------------------------------------------------
Total                  $16,841,506       $12,765,429        $1,882,345        $3,510,027       $46,817,592
----------------------------------------------------------------------------------------------------------

                        AC VP          CALVERT VS       COL HI YIELD,      CS MID-CAP         CS SM CAP
PRICE LEVEL          VAL, CL II        SOCIAL BAL          VS CL B             GRO               GRO
                   ---------------------------------------------------------------------------------------
0.55%                   $       50        $       51          $  1,001          $     --       $        --
0.75%                    8,983,971           850,495            32,022           246,590                --
0.95%                    6,837,254           904,447            76,772           318,518                --
1.00%                    1,264,996           231,877             4,978                --                --
1.20%                    1,391,194           121,933            17,843                --                --
1.25%                           --                --                --                --        32,648,831
----------------------------------------------------------------------------------------------------------
Total                  $18,477,465        $2,108,803          $132,616          $565,108       $32,648,831
----------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                        EG VA             EG VA            FID VIP           FID VIP           FID VIP
                     FUNDAMENTAL        INTL EQ,         GRO & INC,        GRO & INC,         MID CAP,
PRICE LEVEL         LG CAP, CL 2          CL 2             SERV CL          SERV CL 2          SERV CL
                   ---------------------------------------------------------------------------------------
0.55%                   $       --           $    52        $       --       $        76        $       --
0.75%                    1,178,883            15,096         2,913,559        12,761,173         4,693,432
0.95%                      782,491            42,001         3,545,733         9,180,156         5,193,631
1.00%                      483,498            17,553                --         2,234,206                --
1.20%                      168,878            17,217                --         1,793,579                --
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                   $2,613,750           $91,919        $6,459,292       $25,969,190        $9,887,063
----------------------------------------------------------------------------------------------------------

                       FID VIP           FID VIP           FID VIP           FTVIPT            FTVIPT
                      MID CAP,          OVERSEAS,         OVERSEAS,        FRANK REAL         FRANK SM
PRICE LEVEL           SERV CL 2          SERV CL          SERV CL 2         EST, CL 2       CAP VAL, CL 2
                   ---------------------------------------------------------------------------------------
0.55%                  $       105        $       --       $        78       $       882       $        78
0.75%                   19,564,512         1,056,973         6,946,096        14,869,596         6,865,348
0.95%                   12,739,387         1,119,412         4,006,223        10,465,879         4,445,233
1.00%                    3,198,012                --           628,132         1,199,008           591,998
1.20%                    2,168,388                --           438,589         1,297,903           331,513
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                  $37,670,404        $2,176,385       $12,019,118       $27,833,268       $12,234,170
----------------------------------------------------------------------------------------------------------

                       FTVIPT          FTVIPT TEMP         FTVIPT            GS VIT            GS VIT
                    MUTUAL SHARES       DEV MKTS          TEMP FOR           CORE SM            CORE
PRICE LEVEL           SEC, CL 2         SEC, CL 1         SEC, CL 2          CAP EQ            U.S. EQ
                   ---------------------------------------------------------------------------------------
0.55%                  $        78       $        --          $     --        $       --        $       51
0.75%                    5,259,496                --           541,961           613,345         4,510,748
0.95%                    2,758,644                --           422,230           727,699         3,924,949
1.00%                    1,519,015                --                --                --           379,632
1.20%                    1,063,925                --                --                --           187,942
1.25%                           --        18,343,996                --                --                --
----------------------------------------------------------------------------------------------------------
Total                  $10,601,158       $18,343,996          $964,191        $1,341,044        $9,003,322
----------------------------------------------------------------------------------------------------------

                       GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN         LAZARD
                       MID CAP        GLOBAL TECH,        INTL GRO,          MID CAP           RETIRE
PRICE LEVEL              VAL              SERV              SERV            GRO, SERV          INTL EQ
                   ---------------------------------------------------------------------------------------
0.55%                  $        79        $       --        $       --        $       --        $       52
0.75%                   12,635,870           490,012         3,963,118           559,798         3,106,871
0.95%                    9,363,585           483,797         2,826,821           709,951         3,030,914
1.00%                    1,498,654            26,133           302,964                --           324,783
1.20%                    1,245,734            29,791           108,788                --           253,678
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                  $24,743,922        $1,029,733        $7,201,691        $1,269,749        $6,716,298
----------------------------------------------------------------------------------------------------------

                       MFS INV             MFS               MFS               MFS              OPPEN
                     GRO STOCK,         NEW DIS,        TOTAL RETURN,      UTILITIES,        GLOBAL SEC
PRICE LEVEL            SERV CL           SERV CL           SERV CL           SERV CL          VA, SERV
                   ---------------------------------------------------------------------------------------
0.55%                   $       52        $       52          $     77        $       80           $   106
0.75%                    4,352,866         4,401,340            98,242         1,663,483            47,986
0.95%                    3,053,597         3,542,338            28,388         1,523,724            32,903
1.00%                      236,606           329,526                77           223,881               106
1.20%                      233,821           303,485             8,390           279,914             1,756
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                   $7,876,942        $8,576,741          $135,174        $3,691,082           $82,857
----------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                        OPPEN             OPPEN                                                PUT VT
                       MAIN ST          STRATEGIC          PIONEER           PIONEER           HEALTH
                       SM CAP             BOND             EQ INC            EUROPE           SCIENCES,
PRICE LEVEL           VA, SERV          VA, SERV         VCT, CL II        VCT, CL II           CL IB
                   ---------------------------------------------------------------------------------------
0.55%                      $    78          $  2,047        $       --          $     --        $       52
0.75%                       15,542           155,730         3,753,414           406,984         1,435,987
0.95%                       22,753            86,292         1,498,682           265,783           787,013
1.00%                           78             2,091           558,601            13,456           602,307
1.20%                           78            20,573           330,870            25,231           169,757
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                      $38,529          $266,733        $6,141,567          $711,454        $2,995,116
----------------------------------------------------------------------------------------------------------

                       PUT VT            PUT VT            PUT VT            PUT VT
                      INTL EQ,          INTL NEW          NEW OPP,           VISTA,             ROYCE
PRICE LEVEL             CL IB          OPP, CL IB           CL IA             CL IB           MICRO-CAP
                   ---------------------------------------------------------------------------------------
0.55%                   $       52        $       --       $        --        $       53        $       --
0.75%                    3,877,679         1,015,155                --         1,752,373         1,529,933
0.95%                    2,649,887           898,467                --         1,325,656         1,797,767
1.00%                      392,156                --                --               760                --
1.20%                      196,334                --                --            34,806                --
1.25%                           --                --        25,735,198                --                --
----------------------------------------------------------------------------------------------------------
Total                   $7,116,108        $1,913,622       $25,735,198        $3,113,648        $3,327,700
----------------------------------------------------------------------------------------------------------

                                                          VANK LIT
                   STRONG OPP II,       THIRD AVE         COMSTOCK,          WANGER            WANGER
PRICE LEVEL          ADVISOR CL            VAL              CL II          INTL SM CAP       U.S. SM CO
                   ---------------------------------------------------------------------------------------
0.55%                   $       78        $       --          $     52       $     2,099       $       104
0.75%                    1,770,881         2,992,976            67,521         7,319,741        16,560,959
0.95%                    1,369,579         3,396,830           100,302         5,383,416        13,502,691
1.00%                      233,370                --            44,953           861,600         2,084,804
1.20%                      226,354                --            11,409           889,527         2,076,609
1.25%                           --                --                --                --                --
----------------------------------------------------------------------------------------------------------
Total                   $3,600,262        $6,389,806          $224,237       $14,456,383       $34,225,167
----------------------------------------------------------------------------------------------------------

                                                            WF ADV           WF ADV            WF ADV
PRICE LEVEL                                              ASSET ALLOC        INTL CORE        SM CAP GRO
                                                        --------------------------------------------------
0.55%                                                       $       --        $       --        $       --
0.75%                                                        2,772,401         1,435,172         1,465,764
0.95%                                                        2,189,259           534,495         1,359,188
1.00%                                                          506,627            54,421           214,124
1.20%                                                          329,689            48,348           187,362
1.25%                                                               --                --                --
----------------------------------------------------------------------------------------------------------
Total                                                       $5,797,976        $2,072,436        $3,226,438
----------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the four year period ended Dec. 31, 2004 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                            AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
         ---------------------------------------------   ------------------------------------------------------------------
          UNITS   ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT          EXPENSE RATIO             TOTAL RETURN
         (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
         ------------------------------------------------------------------------------------------------------------------
AXP VP CASH MGMT
2004     29,076     $1.00   to      $1.19      $30,915              0.74%     0.55%  to     1.25%     0.11%(10) to    (0.51%)
2003     30,255     $1.04   to      $1.19      $32,413              0.51%     0.75%  to     1.25%     0.00%     to    (0.83%)
2002     36,563     $1.04   to      $1.20      $39,586              1.16%     0.75%  to     1.25%     0.00%     to     0.00%
2001     39,413     $1.04   to      $1.20      $42,893              3.42%     0.75%  to     1.25%     2.97%     to     1.69%
---------------------------------------------------------------------------------------------------------------------------
AXP VP CORE BOND
2004         44     $1.01   to      $1.00      $    49              1.49%     0.55%  to     1.20%     0.53%(10) to     0.44%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
AXP VP DIV BOND
2004     40,899     $1.01   to      $1.36      $51,941              3.83%     0.55%  to     1.25%     0.56%(10) to     3.19%
2003     39,140     $1.19   to      $1.32      $48,791              3.58%     0.75%  to     1.25%     4.39%     to     3.13%
2002     38,121     $1.14   to      $1.28      $46,812              5.09%     0.75%  to     1.25%     4.59%     to     4.92%
2001     26,690     $1.09   to      $1.22      $31,692              6.40%     0.75%  to     1.25%     6.86%     to     6.09%
---------------------------------------------------------------------------------------------------------------------------
AXP VP DIV EQ INC
2004     21,330     $1.05   to      $1.62      $29,283              1.67%     0.55%  to     1.20%     5.37%(10) to    16.80%
2003      9,062     $1.14   to      $1.39      $10,393              1.57%     0.75%  to     1.20%    40.74%     to    40.40%
2002      4,851     $0.81   to      $0.99      $ 3,940              1.61%     0.75%  to     1.20%   (19.80%)    to    (1.00%)(8)
2001      2,392     $1.01   to      $1.01      $ 2,412              1.35%     0.75%  to     0.95%     1.00%     to     1.00%
---------------------------------------------------------------------------------------------------------------------------
AXP VP EQ SELECT
2004      3,218     $1.04   to      $1.28      $ 3,689                --      0.55%  to     1.20%     4.13%(10) to     7.80%
2003      1,987     $1.04   to      $1.19      $ 2,099                --      0.75%  to     1.20%    22.35%     to    21.43%
2002        765     $0.85   to      $0.98      $   667                --      0.75%  to     1.20%   (15.00%)    to    (2.00%)(8)
2001        270     $1.00   to      $0.99      $   269                --      0.75%  to     0.95%     0.00%(4)  to    (1.00%)(4)
---------------------------------------------------------------------------------------------------------------------------
AXP VP GLOBAL BOND
2004     15,156     $1.03   to      $1.49      $22,117              4.10%     0.55%  to     1.25%     3.31%(10) to     8.66%
2003     11,114     $1.35   to      $1.37      $15,034              7.31%     0.75%  to     1.25%    12.50%     to    11.38%
2002      9,186     $1.20   to      $1.23      $11,203              4.77%     0.75%  to     1.25%    14.29%     to    13.89%
2001      6,724     $1.05   to      $1.08      $ 7,240              3.39%     0.75%  to     1.25%     0.00%     to     0.00%
---------------------------------------------------------------------------------------------------------------------------
AXP VP GRO
2004     10,914     $1.04   to      $1.21      $ 6,041              0.32%     0.55%  to     1.20%     3.83%(10) to     7.14%
2003      9,883     $0.47   to      $1.13      $ 4,895              0.21%     0.75%  to     1.20%    20.51%     to    13.00%(8)(*)
2002      5,896     $0.39   to      $0.94      $ 2,296              0.07%     0.75%  to     1.00%   (26.42%)    to    (7.00%)(8)
2001      5,011     $0.53   to      $0.53      $ 2,649                --      0.75%  to     0.95%   (31.17%)    to   (31.17%)
---------------------------------------------------------------------------------------------------------------------------
AXP VP HI YIELD BOND
2004     47,683     $1.01   to      $1.32      $61,014              6.99%     0.55%  to     1.25%     1.07%(10) to    10.01%
2003     39,664     $1.12   to      $1.20      $46,172              7.64%     0.75%  to     1.25%    24.44%     to    23.71%
2002     28,259     $0.90   to      $0.97      $26,710              7.77%     0.75%  to     1.25%    (7.22%)    to    (7.62%)
2001     24,495     $0.97   to      $1.05      $25,267             10.97%     0.75%  to     1.25%     4.30%     to     3.96%
---------------------------------------------------------------------------------------------------------------------------
AXP VP INC OPP
2004          8     $1.01   to      $1.01      $    13              5.84%     0.55%  to     1.20%     0.71%(10) to     0.61%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
         ---------------------------------------------   ------------------------------------------------------------------
          UNITS   ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT          EXPENSE RATIO             TOTAL RETURN
         (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
         ------------------------------------------------------------------------------------------------------------------
AXP VP INFLATION PROT SEC
2004        316     $1.02   to      $1.02     $    326              3.05%     0.55%  to     1.20%     1.37%(10) to     1.28%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
AXP VP LG CAP EQ
2004     12,838     $1.03   to      $1.27     $ 13,946              0.92%     0.55%  to     1.25%     3.21%(10) to     4.57%
2003      9,659     $0.71   to      $1.21     $ 10,943              0.63%     0.75%  to     1.25%    29.09%     to    27.37%
2002      8,620     $0.55   to      $0.95     $  7,997              0.53%     0.75%  to     1.25%   (22.54%)    to   (22.76%)
2001     10,214     $0.71   to      $1.23     $ 12,318              0.30%     0.75%  to     1.25%   (19.32%)    to   (19.08%)
---------------------------------------------------------------------------------------------------------------------------
AXP VP LG CAP VAL
2004          2     $1.03   to      $1.03     $      3              2.18%     0.55%  to     1.20%     3.48%(10) to     3.41%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
AXP VP MANAGED
2004     21,170     $1.02   to      $1.50     $ 29,783              2.27%     0.55%  to     1.25%     2.51%(10) to     8.23%
2003     22,006     $0.87   to      $1.39     $ 28,908              2.25%     0.75%  to     1.25%    19.18%     to    18.80%
2002     22,176     $0.73   to      $1.17     $ 24,980              2.58%     0.75%  to     1.25%   (13.10%)    to   (13.97%)
2001     24,636     $0.84   to      $1.36     $ 32,444              2.50%     0.75%  to     1.25%   (11.58%)    to   (11.69%)
---------------------------------------------------------------------------------------------------------------------------
AXP VP NEW DIM
2004     81,290     $1.01   to      $1.48     $ 93,388              1.02%     0.55%  to     1.25%     1.57%(10) to     1.99%
2003     83,912     $0.71   to      $1.45     $ 97,203              0.67%     0.75%  to     1.25%    24.56%     to    22.88%
2002     76,646     $0.57   to      $1.18     $ 75,438              0.50%     0.75%  to     1.25%   (22.97%)    to   (22.88%)
2001     73,602     $0.74   to      $1.53     $100,307              0.22%     0.75%  to     1.25%   (16.85%)    to   (17.74%)
---------------------------------------------------------------------------------------------------------------------------
AXP VP PTNRS SELECT VAL
2004         86     $1.04   to      $1.04     $     90              0.81%     0.55%  to     1.20%     4.31%(10) to     4.21%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
AXP VP PTNRS SM CAP VAL
2004      9,605     $1.05   to      $1.61     $ 14,665              0.03%     0.55%  to     1.20%     4.47%(10) to    18.59%
2003      7,673     $1.28   to      $1.36     $  9,828              0.04%     0.75%  to     1.20%    37.63%     to    36.00%
2002      4,941     $0.93   to      $1.00     $  4,614              0.15%     0.75%  to     1.20%   (13.08%)    to     0.00%(8)
2001      1,234     $1.07   to      $1.07     $  1,321                --      0.75%  to     0.95%     7.00%(6)  to     7.00%(6)
---------------------------------------------------------------------------------------------------------------------------
AXP VP S&P 500
2004     18,649     $1.02   to      $1.31     $ 16,616              1.52%     0.55%  to     1.20%     2.43%(10) to     8.95%
2003     12,763     $0.78   to      $1.20     $ 10,177              1.22%     0.75%  to     1.20%    27.87%     to    26.32%
2002      7,714     $0.61   to      $0.95     $  4,732              1.00%     0.75%  to     1.20%   (23.75%)    to    (5.00%)(8)
2001      4,100     $0.80   to      $0.80     $  3,267              1.01%     0.75%  to     0.95%   (13.04%)    to   (13.04%)
---------------------------------------------------------------------------------------------------------------------------
AXP VP SHORT DURATION
2004     24,281     $1.01   to      $1.00     $ 27,456              2.44%     0.55%  to     1.20%     0.14%(10) to    (0.35%)
2003     21,139     $1.15   to      $1.00     $ 24,013              2.29%     0.75%  to     1.20%     0.88%     to     0.00%
2002     16,892     $1.14   to      $1.00     $ 19,198              2.88%     0.75%  to     1.20%     4.59%     to     0.00%(8)
2001      6,787     $1.09   to      $1.08     $  7,359              4.50%     0.75%  to     0.95%     5.83%     to     4.85%
---------------------------------------------------------------------------------------------------------------------------
AXP VP SM CAP ADV
2004      5,868     $1.04   to      $1.67     $  7,675              0.00%     0.55%  to     1.20%     3.92%(10) to    17.13%
2003      3,490     $1.06   to      $1.43     $  3,799                --      0.75%  to     1.20%    47.22%     to    45.92%
2002      1,924     $0.72   to      $0.98     $  1,390                --      0.75%  to     1.20%   (18.18%)    to    (2.00%)(8)
2001      1,039     $0.88   to      $0.88     $    911                --      0.75%  to     0.95%    (7.37%)    to    (7.37%)
---------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
         ---------------------------------------------   ------------------------------------------------------------------
          UNITS   ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT          EXPENSE RATIO             TOTAL RETURN
         (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
         ------------------------------------------------------------------------------------------------------------------
AXP VP STRATEGY AGGR
2004     12,513     $1.05   to      $0.94      $10,470                --      0.55%  to     1.25%     5.52%(10) to     8.04%
2003     14,006     $0.42   to      $0.87      $10,908                --      0.75%  to     1.25%    27.27%     to    26.09%
2002     13,461     $0.33   to      $0.69      $ 8,236                --      0.75%  to     1.25%   (31.25%)    to   (32.35%)
2001     15,223     $0.48   to      $1.02      $13,807              0.21%     0.75%  to     1.25%   (33.33%)    to   (33.77%)
---------------------------------------------------------------------------------------------------------------------------
AXP VP THDL EMER MKTS
2004      1,517     $1.08   to      $1.72      $ 2,175              3.56%     0.55%  to     1.20%     7.80%(10) to    22.67%
2003        485     $1.13   to      $1.40      $   556              1.90%     0.75%  to     1.20%    39.51%     to    40.00%(8)(*)
2002        344     $0.81   to      $0.81      $   279                --      0.75%  to     0.95%    (6.90%)    to    (5.81%)
2001        207     $0.87   to      $0.86      $   180              0.03%     0.75%  to     0.95%    (1.14%)    to    (2.27%)
---------------------------------------------------------------------------------------------------------------------------
AXP VP THDL INTL
2004     17,934     $1.06   to      $1.06      $18,092              1.13%     0.55%  to     1.25%     6.13%(10) to    15.95%
2003     13,629     $0.66   to      $0.91      $12,240              0.92%     0.75%  to     1.25%    26.92%     to    26.39%
2002     13,595     $0.52   to      $0.72      $ 9,691              0.97%     0.75%  to     1.25%   (18.75%)    to   (19.10%)
2001     15,852     $0.64   to      $0.89      $14,022              1.21%     0.75%  to     1.25%   (29.67%)    to   (29.92%)
---------------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2004      2,381     $0.60   to      $0.60      $ 1,432                --      0.75%  to     0.95%     5.83%     to     5.62%
2003      2,354     $0.57   to      $0.57      $ 1,339                --      0.75%  to     0.95%    29.55%     to    29.55%
2002      2,454     $0.44   to      $0.44      $ 1,087                --      0.75%  to     0.95%   (25.42%)    to   (25.42%)
2001      2,525     $0.59   to      $0.59      $ 1,491                --      0.75%  to     0.95%   (24.36%)    to   (24.36%)
---------------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER II
2004      3,288     $1.03   to      $1.25      $ 3,328                --      0.55%  to     1.20%     2.62%(10) to     5.07%
2003      1,350     $0.94   to      $1.19      $ 1,276                --      0.75%  to     1.20%    28.77%     to    19.00%(8)(*)
2002        797     $0.73   to      $0.73      $   583                --      0.75%  to     0.95%   (25.51%)    to   (25.51%)
2001        184     $0.98   to      $0.98      $   181                --      0.75%  to     0.95%     2.00%(5)  to     2.00%(5)
---------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER I
2004      1,315     $1.03   to      $1.03      $ 1,355                --      0.75%  to     0.95%    14.64%     to    14.41%
2003      1,370     $0.90   to      $0.90      $ 1,233                --      0.75%  to     0.95%    34.33%     to    34.33%
2002      1,526     $0.67   to      $0.67      $ 1,023                --      0.75%  to     0.95%   (22.09%)    to   (22.09%)
2001      1,731     $0.86   to      $0.86      $ 1,489                --      0.75%  to     0.95%    (8.51%)    to    (8.51%)
---------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER II
2004      1,713     $1.05   to      $1.49      $ 2,044                --      0.55%  to     1.20%     5.05%(10) to    13.90%
2003      1,091     $1.02   to      $1.30      $ 1,128                --      0.75%  to     1.20%    34.21%     to    30.00%(8)(*)
2002        679     $0.76   to      $0.98      $   519                --      0.75%  to     1.00%   (22.45%)    to    (2.00%)(8)
2001        132     $0.98   to      $0.98      $   130                --      0.75%  to     0.95%    (2.00%)(5) to    (2.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2004     27,583     $1.53   to      $1.53      $42,296              0.97%     1.25%  to     1.25%     7.62%     to     7.62%
2003     29,671     $1.42   to      $1.42      $42,231              1.02%     1.25%  to     1.25%    22.41%     to    22.41%
2002     31,745     $1.16   to      $1.16      $36,764              0.30%     1.25%  to     1.25%   (16.55%)    to   (16.55%)
2001     37,846     $1.39   to      $1.39      $52,534              0.05%     1.25%  to     1.25%   (23.63%)    to   (23.63%)
---------------------------------------------------------------------------------------------------------------------------
AIM VI DYN, SER I
2004        991     $1.00   to      $1.45      $   994                --      0.75%  to     1.20%    12.49%     to    11.99%
2003      1,000     $0.89   to      $1.29      $   889                --      0.75%  to     1.20%    36.92%     to    29.00%(8)(*)
2002        721     $0.65   to      $0.65      $   467                --      0.75%  to     0.95%   (32.29%)    to   (32.29%)
2001        367     $0.96   to      $0.96      $   352                --      0.75%  to     0.95%    (4.00%)(5) to    (4.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
AIM VI FIN SERV, SER I
2004      1,238     $1.04   to      $1.31      $ 1,409              0.78%     0.55%  to     1.20%     3.48%(10) to     7.38%
2003        990     $1.05   to      $1.22      $ 1,046              0.64%     0.75%  to     1.20%    28.05%     to    22.00%(8)(*)
2002        643     $0.82   to      $0.96      $   525              0.81%     0.75%  to     1.00%   (15.46%)    to    (4.00%)(8)
2001        213     $0.97   to      $0.97      $   206                --      0.75%  to     0.95%    (3.00%)(5) to    (3.00%)(5)
---------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
         ---------------------------------------------   ------------------------------------------------------------------
          UNITS   ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT          EXPENSE RATIO             TOTAL RETURN
         (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
         ------------------------------------------------------------------------------------------------------------------
AIM VI TECH, SER I
2004      1,505     $1.03   to      $1.36      $ 1,111              --      0.55%  to     1.20%     3.17%(10) to     3.38%
2003        947     $0.69   to      $1.32      $   660              --      0.75%  to     1.20%    43.75%     to    32.00%(8)(*)
2002        456     $0.48   to      $0.48      $   219              --      0.75%  to     0.95%   (47.25%)    to   (47.25%)
2001        155     $0.91   to      $0.91      $   140              --      0.75%  to     0.95%    (9.00%)(5) to    (9.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
AB VP GRO & INC, CL B
2004     15,332     $1.03   to      $1.36      $16,842            0.72%     0.55%  to     1.20%     3.49%(10) to     9.89%
2003     10,065     $0.98   to      $1.24      $ 9,953            0.80%     0.75%  to     1.20%    32.43%     to    30.53%
2002      5,864     $0.74   to      $0.95      $ 4,361            0.55%     0.75%  to     1.20%   (23.71%)    to    (5.00%)(8)
2001      1,037     $0.97   to      $0.96      $ 1,000              --      0.75%  to     0.95%    (3.00%)(5) to    (4.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
AB VP INTL VAL, CL B
2004      7,741     $1.06   to      $1.79      $12,765            0.40%     0.55%  to     1.20%     5.52%(10) to    23.40%
2003      3,795     $1.31   to      $1.45      $ 5,044            0.25%     0.75%  to     1.20%    42.39%     to    42.16%
2002      1,067     $0.92   to      $1.02      $   981            0.11%     0.75%  to     1.20%    (6.12%)    to     2.00%(8)
2001         67     $0.98   to      $0.98      $    66              --      0.75%  to     0.95%    (2.00%)(5) to    (2.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2004      2,554     $0.74   to      $0.73      $ 1,882            0.56%     0.75%  to     0.95%    14.07%     to    13.84%
2003      2,798     $0.65   to      $0.64      $ 1,810            0.67%     0.75%  to     0.95%    22.64%     to    23.08%
2002      2,520     $0.53   to      $0.52      $ 1,320            0.78%     0.75%  to     0.95%   (19.70%)    to   (21.21%)
2001      2,449     $0.66   to      $0.66      $ 1,625            0.05%     0.75%  to     0.95%   (30.53%)    to   (29.79%)
---------------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2004      3,289     $1.06   to      $1.35      $ 3,510            0.34%     0.55%  to     1.20%     6.00%(10) to    13.41%
2003      2,201     $0.91   to      $1.19      $ 2,024            0.46%     0.75%  to     1.20%    24.66%     to    19.00%(8)(*)
2002      1,259     $0.73   to      $0.98      $   924            0.36%     0.75%  to     1.00%   (21.51%)    to    (2.00%)(8)
2001        271     $0.93   to      $0.93      $   253              --      0.75%  to     0.95%    (7.00%)(5) to    (7.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2004     22,372     $1.59   to      $2.16      $46,818            0.97%     0.75%  to     1.25%    13.48%     to    12.92%
2003     20,864     $1.40   to      $1.92      $38,589            1.04%     0.75%  to     1.25%    27.27%     to    27.15%
2002     19,543     $1.10   to      $1.51      $28,505            0.84%     0.75%  to     1.25%   (12.70%)    to   (13.71%)
2001     17,032     $1.26   to      $1.75      $28,648            1.01%     0.75%  to     1.25%    11.50%     to    11.46%
---------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2004     14,074     $1.04   to      $1.42      $18,477            0.70%     0.55%  to     1.20%     3.61%(10) to    12.81%
2003      8,466     $1.15   to      $1.26      $ 9,744            0.76%     0.75%  to     1.20%    27.78%     to    26.00%(8)(*)
2002      4,948     $0.90   to      $0.99      $ 4,432            0.57%     0.75%  to     1.00%   (13.46%)    to    (1.00%)(8)
2001      1,567     $1.04   to      $1.04      $ 1,623              --      0.75%  to     0.95%     4.00%(5)  to     4.00%(5)
---------------------------------------------------------------------------------------------------------------------------
CALVERT VS SOCIAL BAL
2004      2,147     $1.02   to      $1.20      $ 2,109            2.37%     0.55%  to     1.20%     1.75%(10) to     6.97%
2003      1,031     $0.88   to      $1.12      $   913            2.54%     0.75%  to     1.20%    17.33%     to    12.00%(8)(*)
2002        659     $0.75   to      $0.74      $   491            3.02%     0.75%  to     0.95%   (12.79%)    to   (13.95%)
2001        413     $0.86   to      $0.86      $   354           10.96%     0.75%  to     0.95%    (7.53%)    to    (7.53%)
---------------------------------------------------------------------------------------------------------------------------
COL HI YIELD, VS CL B
2004        129     $1.00   to      $1.00      $   133           62.36%     0.55%  to     1.20%     0.11%(10) to     0.03%(10)
2003         --        --              --           --              --        --            --        --               --
2002         --        --              --           --              --        --            --        --               --
2001         --        --              --           --              --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
CS MID-CAP GRO
2004        714     $0.80   to      $0.79      $   565              --      0.75%  to     0.95%    12.27%     to    12.05%
2003        768     $0.71   to      $0.70      $   542              --      0.75%  to     0.95%    42.00%     to    40.00%
2002        814     $0.50   to      $0.50      $   404              --      0.75%  to     0.95%   (29.58%)    to   (29.58%)
2001      1,079     $0.71   to      $0.71      $   764              --      0.75%  to     0.95%   (16.47%)    to   (16.47%)
---------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
         ---------------------------------------------   ------------------------------------------------------------------
          UNITS   ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT          EXPENSE RATIO             TOTAL RETURN
         (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
         ------------------------------------------------------------------------------------------------------------------
CS SM CAP GRO
2004     25,658     $1.27   to      $1.27      $32,649                --      1.25%  to     1.25%     9.49%     to     9.49%
2003     27,521     $1.16   to      $1.16      $31,955                --      1.25%  to     1.25%    46.84%     to    46.84%
2002     26,573     $0.79   to      $0.79      $21,050                --      1.25%  to     1.25%   (34.71%)    to   (34.71%)
2001     27,790     $1.21   to      $1.21      $33,589                --      1.25%  to     1.25%   (17.12%)    to   (17.12%)
---------------------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2004      2,642     $0.93   to      $1.22      $ 2,614              1.17%     0.75%  to     1.20%     8.12%     to     7.63%
2003      1,756     $0.86   to      $1.13      $ 1,588              6.54%     0.75%  to     1.20%     3.61%(9)  to     4.63%(9)
2002         --        --              --           --              0.12%       --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
EG VA INTL EQ, CL 2
2004         87     $1.06   to      $1.05      $    92              9.11%     0.55%  to     1.20%     5.63%(10) to     5.54%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2004      7,075     $0.92   to      $0.91      $ 6,459              0.78%     0.75%  to     0.95%     4.97%     to     4.76%
2003      6,955     $0.87   to      $0.87      $ 6,058              1.06%     0.75%  to     0.95%    22.54%     to    22.54%
2002      6,275     $0.71   to      $0.71      $ 4,462              1.26%     0.75%  to     0.95%   (17.44%)    to   (17.44%)
2001      6,137     $0.86   to      $0.86      $ 5,270              0.38%     0.75%  to     0.95%    (9.47%)    to    (9.47%)
---------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL 2
2004     24,004     $1.01   to      $1.23      $25,969              0.62%     0.55%  to     1.20%     0.74%(10) to     4.27%
2003     14,354     $1.01   to      $1.18      $14,771              0.67%     0.75%  to     1.20%    23.17%     to    21.65%
2002      6,370     $0.82   to      $0.97      $ 5,249              0.54%     0.75%  to     1.20%   (18.00%)    to    (3.00%)(8)
2001      1,085     $1.00   to      $1.00      $ 1,084                --      0.75%  to     0.95%     0.00%(5)  to     0.00%(5)
---------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL
2004      6,800     $1.46   to      $1.45      $ 9,887                --      0.75%  to     0.95%    23.84%     to    23.59%
2003      6,440     $1.18   to      $1.17      $ 7,570              0.30%     0.75%  to     0.95%    37.21%     to    37.65%
2002      5,777     $0.86   to      $0.85      $ 4,947              0.85%     0.75%  to     0.95%   (10.42%)    to   (11.46%)
2001      5,651     $0.96   to      $0.96      $ 5,417                --      0.75%  to     0.95%    (4.00%)    to    (4.00%)
---------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2004     23,734     $1.06   to      $1.68      $37,670                --      0.55%  to     1.20%     5.81%(10) to    23.17%
2003     13,814     $1.27   to      $1.36      $17,664              0.19%     0.75%  to     1.20%    36.56%     to    36.00%
2002      6,528     $0.93   to      $1.00      $ 6,055              0.36%     0.75%  to     1.20%   (10.58%)    to     0.00%(8)
2001      1,124     $1.04   to      $1.04      $ 1,170                --      0.75%  to     0.95%     4.00%(5)  to     4.00%(5)
---------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL
2004      2,411     $0.91   to      $0.90      $ 2,176              0.97%     0.75%  to     0.95%    12.63%     to    12.41%
2003      1,804     $0.80   to      $0.80      $ 1,446              0.76%     0.75%  to     0.95%    40.35%     to    42.86%
2002      1,805     $0.57   to      $0.56      $ 1,020              0.70%     0.75%  to     0.95%   (20.83%)    to   (21.13%)
2001      1,809     $0.72   to      $0.71      $ 1,293              1.79%     0.75%  to     0.95%   (21.74%)    to   (22.83%)
---------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2004      9,927     $1.05   to      $1.49      $12,019              0.72%     0.55%  to     1.20%     5.07%(10) to    11.95%
2003      3,998     $1.06   to      $1.33      $ 4,284              0.33%     0.75%  to     1.20%    41.33%     to    41.49%
2002      1,612     $0.75   to      $0.94      $ 1,205              0.35%     0.75%  to     1.20%   (21.05%)    to    (6.00%)(8)
2001        250     $0.95   to      $0.95      $   236                --      0.75%  to     0.95%    (5.00%)(5) to    (5.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK REAL EST, CL 2
2004     14,215     $1.05   to      $1.77      $27,833              1.87%     0.55%  to     1.20%     3.95%(10) to    30.23%
2003      9,414     $1.51   to      $1.36      $14,127              2.35%     0.75%  to     1.20%    34.82%     to    33.33%
2002      5,284     $1.12   to      $1.02      $ 5,932              2.66%     0.75%  to     1.20%     0.90%     to     2.00%(8)
2001      2,218     $1.11   to      $1.11      $ 2,457              3.55%     0.75%  to     0.95%     6.73%     to     6.73%
---------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
         ---------------------------------------------   ------------------------------------------------------------------
          UNITS   ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT          EXPENSE RATIO             TOTAL RETURN
         (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
         ------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2004      6,961     $1.04   to      $1.59      $12,234              0.18%     0.55%  to     1.20%     3.92%(10) to    22.27%
2003      4,112     $1.45   to      $1.30      $ 5,892              0.21%     0.75%  to     1.20%    31.82%     to    30.00%
2002      2,336     $1.10   to      $1.00      $ 2,572              0.35%     0.75%  to     1.20%   (10.57%)    to     0.00%(8)
2001        760     $1.23   to      $1.22      $   931              0.36%     0.75%  to     0.95%    12.84%     to    12.96%
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2004      8,738     $1.04   to      $1.36      $10,601              0.76%     0.55%  to     1.20%     3.99%(10) to    11.29%
2003      4,974     $1.05   to      $1.23      $ 5,342              0.96%     0.75%  to     1.20%    23.53%     to    24.24%
2002      1,781     $0.85   to      $0.99      $ 1,509              0.91%     0.75%  to     1.20%   (12.37%)    to    (1.00%)(8)
2001        310     $0.97   to      $0.97      $   299                --      0.75%  to     0.95%    (3.00%)(5) to    (3.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP DEV MKTS SEC, CL 1
2004     19,516     $0.94   to      $0.94      $18,344              1.94%     1.25%  to     1.25%    23.28%     to    23.28%
2003     19,088     $0.76   to      $0.76      $14,532              1.36%     1.25%  to     1.25%    52.00%     to    52.00%
2002     19,145     $0.50   to      $0.50      $ 9,598              1.64%     1.25%  to     1.25%    (1.96%)    to    (1.96%)
2001     20,288     $0.51   to      $0.51      $10,293              1.02%     1.25%  to     1.25%    (8.93%)    to    (8.93%)
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP FOR SEC, CL 2
2004        746     $1.30   to      $1.29      $   964              1.04%     0.75%  to     0.95%    17.65%     to    17.41%
2003        508     $1.10   to      $1.10      $   558              1.56%     0.75%  to     0.95%    30.95%     to    30.95%
2002        294     $0.84   to      $0.84      $   247              1.63%     0.75%  to     0.95%   (16.00%)(7) to   (16.00%)(7)
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
GS VIT CORE SM CAP EQ
2004        956     $1.41   to      $1.40      $ 1,341              0.20%     0.75%  to     0.95%    15.46%     to    15.23%
2003        947     $1.22   to      $1.21      $ 1,152              0.23%     0.75%  to     0.95%    45.24%     to    44.05%
2002      1,078     $0.84   to      $0.84      $   905              0.26%     0.75%  to     0.95%   (16.00%)    to   (16.00%)
2001      1,169     $1.00   to      $1.00      $ 1,165              0.46%     0.75%  to     0.95%     4.17%     to     4.17%
---------------------------------------------------------------------------------------------------------------------------
GS VIT CORE U.S. EQ
2004      9,790     $1.03   to      $1.37      $ 9,003              1.38%     0.55%  to     1.20%     3.07%(10) to    13.57%
2003      6,258     $0.79   to      $1.21      $ 5,014              0.85%     0.75%  to     1.20%    27.42%     to    28.72%
2002      4,979     $0.62   to      $0.94      $ 3,064              0.69%     0.75%  to     1.20%   (21.52%)    to    (6.00%)(8)
2001      3,210     $0.79   to      $0.79      $ 2,546              0.73%     0.75%  to     0.95%   (13.19%)    to   (13.19%)
---------------------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL
2004     13,606     $1.05   to      $1.55      $24,744              0.73%     0.55%  to     1.20%     4.59%(10) to    24.39%
2003      8,432     $1.49   to      $1.24      $12,399              1.17%     0.75%  to     1.20%    27.35%     to    26.53%
2002      4,721     $1.17   to      $0.98      $ 5,500              1.45%     0.75%  to     1.20%    (5.65%)    to    (2.00%)(8)
2001      1,892     $1.24   to      $1.23      $ 2,335              1.76%     0.75%  to     0.95%    11.71%     to    10.81%
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2004      2,658     $0.37   to      $1.33      $ 1,030                --      0.75%  to     1.20%    (0.18%)    to    (0.63%)
2003      2,880     $0.37   to      $1.34      $ 1,094                --      0.75%  to     1.20%    42.31%     to    44.09%
2002      2,475     $0.26   to      $0.93      $   637                --      0.75%  to     1.20%   (40.91%)    to    (7.00%)(8)
2001      2,251     $0.44   to      $0.44      $   988              0.68%     0.75%  to     0.95%   (38.03%)    to   (38.03%)
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN INTL GRO, SERV
2004      9,169     $0.77   to      $1.52      $ 7,202              0.88%     0.75%  to     1.20%    17.80%     to    17.27%
2003      8,377     $0.65   to      $1.30      $ 5,451              0.97%     0.75%  to     1.20%    32.65%     to    30.00%(8)(*)
2002      8,095     $0.49   to      $0.98      $ 3,934              0.70%     0.75%  to     1.00%   (25.76%)    to    (2.00%)(8)
2001      5,641     $0.66   to      $0.66      $ 3,722              0.79%     0.75%  to     0.95%   (24.14%)    to   (24.14%)
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GRO, SERV
2004      2,703     $0.47   to      $0.46      $ 1,270                --      0.75%  to     0.95%    19.58%     to    19.34%
2003      3,048     $0.39   to      $0.39      $ 1,198                --      0.75%  to     0.95%    34.48%     to    34.48%
2002      3,602     $0.29   to      $0.29      $ 1,059                --      0.75%  to     0.95%   (29.27%)    to   (29.27%)
2001      3,818     $0.41   to      $0.41      $ 1,574                --      0.75%  to     0.95%   (40.58%)    to   (39.71%)
---------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
         ---------------------------------------------   ------------------------------------------------------------------
          UNITS   ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT          EXPENSE RATIO             TOTAL RETURN
         (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
         ------------------------------------------------------------------------------------------------------------------
LAZARD RETIRE INTL EQ
2004      6,718     $1.05   to      $1.42      $ 6,716              0.55%     0.55%  to     1.20%     4.32%(10) to    13.61%
2003      4,382     $0.84   to      $1.25      $ 3,845              0.37%     0.75%  to     1.20%    27.27%     to    25.00%(8)(*)
2002      1,495     $0.66   to      $0.99      $   995              0.09%     0.75%  to     1.00%   (12.00%)    to    (1.00%)(8)
2001        850     $0.75   to      $0.76      $   640              0.01%     0.75%  to     0.95%   (25.00%)    to   (24.75%)
---------------------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2004     12,506     $1.03   to      $1.21      $ 7,877                --      0.55%  to     1.20%     3.36%(10) to     7.69%
2003     10,992     $0.57   to      $1.12      $ 6,414                --      0.75%  to     1.20%    21.28%     to    12.00%(8)(*)
2002      8,361     $0.47   to      $0.93      $ 3,890                --      0.75%  to     1.00%   (27.69%)    to    (7.00%)(8)
2001      5,638     $0.65   to      $0.65      $ 3,656              0.06%     0.75%  to     0.95%   (25.29%)    to   (25.29%)
---------------------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2004     10,441     $1.04   to      $1.32      $ 8,577                --      0.55%  to     1.20%     4.11%(10) to     4.94%
2003     10,179     $0.76   to      $1.25      $ 7,874                --      0.75%  to     1.20%    33.33%     to    31.58%
2002      8,428     $0.57   to      $0.95      $ 4,825                --      0.75%  to     1.20%   (32.94%)    to    (5.00%)(8)
2001      5,430     $0.85   to      $0.85      $ 4,595                --      0.75%  to     0.95%    (5.56%)    to    (5.56%)
---------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN, SERV CL
2004        132     $1.02   to      $1.02      $   135                --      0.55%  to     1.20%     2.59%(10) to     2.50%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2004      2,993     $1.06   to      $1.75      $ 3,691              1.22%     0.55%  to     1.20%     6.54%(10) to    28.30%
2003      1,600     $0.92   to      $1.37      $ 1,520              1.82%     0.75%  to     1.20%    35.29%     to    37.00%(8)(*)
2002        795     $0.68   to      $0.68      $   542              2.53%     0.75%  to     0.95%   (23.60%)    to   (23.60%)
2001        330     $0.89   to      $0.89      $   295                --      0.75%  to     0.95%   (11.00%)(5) to   (11.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2004         77     $1.07   to      $1.07      $    83                --      0.55%  to     1.20%     6.93%(10) to     6.84%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM CAP VA, SERV
2004         37     $1.05   to      $1.05      $    39                --      0.55%  to     1.20%     4.38%(10) to     4.29%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND VA, SERV
2004        261     $1.02   to      $1.02      $   267                --      0.55%  to     1.20%     2.25%(10) to     2.17%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
PIONEER EQ INC VCT, CL II
2004      5,263     $1.14   to      $1.35      $ 6,142              2.21%     0.75%  to     1.20%    15.17%     to    14.66%
2003      3,348     $0.99   to      $1.18      $ 3,365              2.18%     0.75%  to     1.20%    22.22%     to    20.41%
2002      1,077     $0.81   to      $0.98      $   880              2.98%     0.75%  to     1.20%   (16.49%)    to    (2.00%)(8)
2001         63     $0.97   to      $0.98      $    62              2.55%     0.75%  to     0.95%    (3.00%)(5) to    (2.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
PIONEER EUROPE VCT, CL II
2004        581     $1.21   to      $1.49      $   711              0.68%     0.75%  to     1.20%    17.32%     to    16.79%
2003        280     $1.04   to      $1.28      $   295              0.29%     0.75%  to     1.20%    33.33%     to    28.00%(8)(*)
2002         85     $0.78   to      $0.78      $    67                --      0.75%  to     0.95%   (20.41%)    to   (22.00%)(5)(**)
2001          5     $0.98   to      $0.98      $     4                --      0.75%  to     0.75%    (2.00%)(5) to    (2.00%)(5)
---------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
         ---------------------------------------------   ------------------------------------------------------------------
          UNITS   ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT          EXPENSE RATIO             TOTAL RETURN
         (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
         ------------------------------------------------------------------------------------------------------------------
PUT VT HEALTH SCIENCES, CL IB
2004      2,952     $1.04   to      $1.18      $ 2,995              0.16%     0.55%  to     1.20%     3.83%(10) to     5.85%
2003      2,386     $0.91   to      $1.11      $ 2,253              0.44%     0.75%  to     1.20%    16.67%     to    11.00%(8)(*)
2002      1,272     $0.78   to      $0.95      $   988                --      0.75%  to     1.00%   (20.41%)    to    (5.00%)(8)
2001        388     $0.98   to      $0.98      $   381                --      0.75%  to     0.95%    (2.00%)(5) to    (2.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2004      6,069     $1.06   to      $1.45      $ 7,116              1.49%     0.55%  to     1.20%     5.60%(10) to    14.81%
2003      6,677     $1.00   to      $1.26      $ 6,752              0.70%     0.75%  to     1.20%    28.21%     to    27.27%
2002      4,131     $0.78   to      $0.99      $ 3,244              0.56%     0.75%  to     1.20%   (18.75%)    to    (1.00%)(8)
2001        976     $0.96   to      $0.96      $   938                --      0.75%  to     0.95%    (4.00%)(5) to    (4.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
PUT VT INTL NEW OPP, CL IB
2004      2,623     $0.73   to      $0.73      $ 1,914              1.01%     0.75%  to     0.95%    12.50%     to    12.28%
2003      3,045     $0.65   to      $0.65      $ 1,977              0.30%     0.75%  to     0.95%    32.65%     to    32.65%
2002      3,387     $0.49   to      $0.49      $ 1,664              0.67%     0.75%  to     0.95%   (14.04%)    to   (14.04%)
2001      3,763     $0.57   to      $0.57      $ 2,159                --      0.75%  to     0.95%   (29.63%)    to   (29.63%)
---------------------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2004     22,122     $1.16   to      $1.16      $25,735                --      1.25%  to     1.25%     9.20%     to     9.20%
2003     26,316     $1.06   to      $1.06      $28,036                --      1.25%  to     1.25%    30.86%     to    30.86%
2002     29,597     $0.81   to      $0.81      $24,060                --      1.25%  to     1.25%   (31.36%)    to   (31.36%)
2001     36,668     $1.18   to      $1.18      $43,289                --      1.25%  to     1.25%   (30.99%)    to   (30.99%)
---------------------------------------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2004      5,546     $1.06   to      $1.44      $ 3,114                --      0.55%  to     1.20%     5.71%(10) to    17.19%
2003      6,250     $0.48   to      $1.23      $ 2,981                --      0.75%  to     1.20%    33.33%     to    23.00%(8)(*)
2002      7,059     $0.36   to      $0.36      $ 2,533                --      0.75%  to     0.95%   (30.77%)    to   (30.77%)
2001      7,502     $0.52   to      $0.52      $ 3,911                --      0.75%  to     0.95%   (34.18%)    to   (34.18%)
---------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP
2004      1,817     $1.84   to      $1.82      $ 3,328                --      0.75%  to     0.95%    13.00%     to    12.77%
2003      1,887     $1.63   to      $1.62      $ 3,062                --      0.75%  to     0.95%    48.18%     to    47.27%
2002      1,729     $1.10   to      $1.10      $ 1,897                --      0.75%  to     0.95%   (13.39%)    to   (13.39%)
2001      1,506     $1.27   to      $1.27      $ 1,912                --      0.75%  to     0.95%    28.28%     to    28.28%
---------------------------------------------------------------------------------------------------------------------------
STRONG OPP II, ADVISOR CL
2004      3,066     $1.04   to      $1.48      $ 3,600                --      0.55%  to     1.20%     3.70%(10) to    16.67%
2003      2,964     $0.97   to      $1.27      $ 2,976              0.01%     0.75%  to     1.20%    34.72%     to    35.11%
2002      1,868     $0.72   to      $0.94      $ 1,341              0.58%     0.75%  to     1.20%   (27.27%)    to    (6.00%)(8)
2001        508     $0.99   to      $0.99      $   503              2.27%     0.75%  to     0.95%    (1.00%)(5) to    (1.00%)(5)
---------------------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2004      3,445     $1.86   to      $1.85      $ 6,390              0.53%     0.75%  to     0.95%    19.00%     to    18.76%
2003      3,521     $1.57   to      $1.56      $ 5,495              0.19%     0.75%  to     0.95%    41.44%     to    41.82%
2002      3,458     $1.11   to      $1.10      $ 3,819              0.20%     0.75%  to     0.95%   (11.20%)    to   (12.00%)
2001      3,140     $1.25   to      $1.25      $ 3,915              0.16%     0.75%  to     0.95%    12.61%     to    12.61%
---------------------------------------------------------------------------------------------------------------------------
VANK LIT COMSTOCK, CL II
2004        217     $1.03   to      $1.03      $   224                --      0.55%  to     1.20%     3.48%(10) to     3.40%(10)
2003         --        --              --           --                --        --            --        --               --
2002         --        --              --           --                --        --            --        --               --
2001         --        --              --           --                --        --            --        --               --
---------------------------------------------------------------------------------------------------------------------------
WANGER INTL SM CAP
2004     13,297     $1.09   to      $1.93      $14,456              0.57%     0.55%  to     1.20%     8.54%(10) to    28.72%
2003      7,780     $0.80   to      $1.50      $ 6,471              0.23%     0.75%  to     1.20%    48.15%     to    50.00%(8)(*)
2002      3,994     $0.54   to      $1.02      $ 2,151                --      0.75%  to     1.00%   (14.29%)    to     2.00%(8)
2001      1,902     $0.63   to      $0.63      $ 1,196                --      0.75%  to     0.95%   (21.25%)    to   (21.25%)
---------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                            AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
         ---------------------------------------------   ------------------------------------------------------------------
          UNITS   ACCUMULATION UNIT VALUE   NET ASSETS      INVESTMENT          EXPENSE RATIO             TOTAL RETURN
         (000S)      LOWEST TO HIGHEST        (000S)     INCOME RATIO(1)    LOWEST TO HIGHEST(2)       LOWEST TO HIGHEST(3)
         ------------------------------------------------------------------------------------------------------------------
WANGER U.S. SM CO
2004     21,836     $1.04   to      $1.64      $34,225                --      0.55%  to     1.20%     3.97%(10) to    16.92%
2003     14,064     $1.33   to      $1.41      $18,754                --      0.75%  to     1.20%    41.49%     to    42.42%
2002      6,602     $0.94   to      $0.99      $ 6,167                --      0.75%  to     1.20%   (16.81%)    to    (1.00%)(8)
2001      2,082     $1.13   to      $1.13      $ 2,357              0.03%     0.75%  to     0.95%     9.71%     to    10.78%
---------------------------------------------------------------------------------------------------------------------------
WF ADV ASSET ALLOC
2004      5,181     $1.10   to      $1.25      $ 5,798              2.11%     0.75%  to     1.20%     8.53%     to     8.04%
2003      4,797     $1.02   to      $1.15      $ 4,904              1.65%     0.75%  to     1.20%    21.43%     to    15.00%(8)(*)
2002      4,040     $0.84   to      $0.96      $ 3,397              2.19%     0.75%  to     1.00%   (13.40%)    to    (4.00%)(8)
2001      1,953     $0.97   to      $0.97      $ 1,893              1.86%     0.75%  to     0.95%    (3.00%)(4) to    (3.00%)(4)
---------------------------------------------------------------------------------------------------------------------------
WF ADV INTL CORE
2004      2,063     $0.98   to      $1.36      $ 2,072              0.23%     0.75%  to     1.20%     8.81%     to     8.32%
2003      1,555     $0.90   to      $1.26      $ 1,414              0.31%     0.75%  to     1.20%    30.43%     to    26.00%(8)(*)
2002        837     $0.69   to      $0.97      $   576              0.21%     0.75%  to     1.00%   (23.33%)    to    (3.00%)(8)
2001        162     $0.90   to      $0.90      $   145              0.04%     0.75%  to     0.95%   (10.00%)(4) to   (10.00%)(4)
---------------------------------------------------------------------------------------------------------------------------
WF ADV SM CAP GRO
2004      3,347     $0.92   to      $1.51      $ 3,226                --      0.75%  to     1.20%    12.92%     to    12.41%
2003      2,499     $0.81   to      $1.34      $ 2,070                --      0.75%  to     1.20%    39.66%     to    34.00%(8)(*)
2002      1,403     $0.58   to      $0.58      $   808                --      0.75%  to     0.95%   (38.30%)    to   (38.30%)
2001        362     $0.94   to      $0.94      $   341                --      0.75%  to     0.95%    (6.00%)(4) to    (6.00%)(4)
---------------------------------------------------------------------------------------------------------------------------

 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These rations exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

 (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return calculation for the period indicated or from the effective date through the end of the reporting period.

 (4) Operations commenced on May 1, 2001.

 (5) Operations commenced on Aug. 13, 2001.

 (6) Operations commenced on Aug. 14, 2001.

 (7) Operations commenced on March 1, 2002.

 (8) Operations commenced on Nov. 7, 2002.

 (9) Operations commenced on Dec. 8, 2003.

(10) Operations commenced on Nov. 15, 2004.

 (*) No activity in 2002.

(**) No activity in 2001.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
                                       77
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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2004 IDS Life Insurance Company of New York adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities."

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

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1

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31, (In thousands, except share amounts)                                                       2004          2003
ASSETS
Investments:
   Available-for-Sale: (Note 2)
      Fixed maturities, at fair value (amortized cost: 2004, $1,346,261; 2003, $1,290,945)         $1,398,741    $1,340,932
      Preferred and common stocks, at fair value (cost: 2004, $2,000; 2003, $2,000)                     2,082         2,070
   Mortgage loans on real estate, at cost (less reserves: 2004, $2,297; 2003, $1,498)                 166,218       158,581
   Policy loans                                                                                        30,550        29,640
------------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                          1,597,591     1,531,223

Cash and cash equivalents                                                                              25,176        13,615
Amounts recoverable from reinsurers                                                                    31,006        24,179
Amounts due from brokers                                                                                    9            12
Other accounts receivable                                                                               2,740         2,131
Accrued investment income                                                                              17,630        17,020
Deferred policy acquisition costs (Note 3)                                                            190,548       178,641
Deferred sales inducement costs (Note 4)                                                                6,186         5,716
Other assets                                                                                            5,573         5,163
Separate account assets                                                                             1,681,670     1,443,767
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                              $3,558,129    $3,221,467
====================================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $1,137,105    $1,073,952
      Variable annuity guarantees                                                                       1,565            --
      Universal life-type insurance                                                                   183,305       177,458
      Traditional life insurance                                                                       20,256        20,054
      Disability income and long-term care insurance                                                  110,536        96,988
   Policy claims and other policyholders' funds                                                         5,600         4,778
   Deferred income taxes, net                                                                           3,953         2,042
   Other liabilities                                                                                   13,000        13,557
   Separate account liabilities                                                                     1,681,670     1,443,767
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          3,156,990     2,832,596
------------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                      2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  29,979        31,229
   Retained earnings                                                                                  320,160       306,642
------------------------------------------------------------------------------------------------------------------------------------
         Total stockholder's equity                                                                   401,139       388,871
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $3,558,129    $3,221,467
====================================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
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

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

Years ended December 31, (In thousands)                                                 2004            2003          2002
REVENUES
Premiums:
   Traditional life insurance                                                         $  4,072       $  3,825      $  3,679
   Disability income and long-term care insurance                                       17,643         17,873        16,364
------------------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                    21,715         21,698        20,043
Net investment income                                                                   86,035         87,117        84,176
Contractholder and policyholder charges                                                 31,519         29,729        28,860
Mortality and expense risk and other fees                                               20,605         14,326        13,960
Net realized gain (loss) on investments                                                    575           (338)       (8,481)
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                            160,449        152,532       138,558
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                                            2,693          3,812         3,451
   Investment contracts and universal life-type insurance                               11,541         11,885         6,433
   Disability income and long-term care insurance                                        5,264          3,598         3,801
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                                             (556)          (704)         (714)
   Disability income and long-term care insurance                                        8,897         10,401        10,066
Interest credited on investment contracts and universal life-type insurance             48,403         51,823        44,910
Amortization of deferred policy acquisition costs                                       10,489          8,479        16,943
Other insurance and operating expenses                                                  17,862         17,024        12,333
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                            104,593        106,318        97,223
------------------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                                55,856         46,214        41,335
Income tax provision                                                                    18,113         15,286        14,302
------------------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                         37,743         30,928        27,033
Cumulative effect of accounting change, net of tax benefit (Note 1)                     (2,725)            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                            $ 35,018       $ 30,928      $ 27,033
====================================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
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

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31, (In thousands)                                                 2004            2003          2002
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $  35,018      $  30,928     $  27,033
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                          2,494          2,566         2,912
      Issuance                                                                          (2,554)        (2,230)       (2,430)
   Change in accrued investment income                                                      25           (707)         (945)
   Change in amounts recoverable from reinsurers                                        (6,827)        (4,112)       (4,166)
   Change in other accounts receivable                                                    (609)          (555)          925
   Change in other assets and liabilities, net                                          (2,015)        (3,438)       (4,737)
   Change in deferred policy acquisition costs, net                                    (12,891)       (15,447)      (13,383)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                    13,750         14,246        14,898
   Change in policy claims and other policyholder's funds                                  822          2,435        (4,461)
   Deferred income tax provision                                                         4,051          3,870         1,851
   Amortization of premium (accretion of discount), net                                  2,236            808          (819)
   Net realized (gain) loss on investments                                                (575)           338         8,481
   Policyholder and contractholder charges, non-cash                                   (14,266)       (14,352)      (13,394)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                   2,725             --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                         21,384         14,350        11,765
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Purchases                                                                          (278,401)      (718,910)     (590,944)
   Maturities, sinking fund payments and calls                                         128,099        139,530       198,972
   Sales                                                                                92,583        488,168       215,680
Other investments, excluding policy loans:
   Purchases                                                                           (40,402)       (70,848)       (1,374)
   Sales, maturities, sinking fund payments and calls                                   31,508         24,184        14,235
Change in amounts due to and from brokers, net                                               3            (12)      (31,487)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                            (66,610)      (137,888)     (194,918)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                             111,916        141,822       174,235
   Surrenders and other benefits                                                       (81,182)       (61,174)      (15,299)
   Interest credited to account values                                                  48,403         51,823        44,910
Universal life-type insurance policy loans:
   Repayment                                                                             4,735          4,484         4,150
   Issuance                                                                             (5,585)        (3,908)       (4,102)
Cash dividends to IDS Life Insurance Company                                           (21,500)       (20,000)      (14,000)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                         56,787        113,047       189,894
Net increase (decrease) in cash and cash equivalents                                    11,561        (10,491)        6,741
Cash and cash equivalents at beginning of year                                          13,615         24,106        17,365
------------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $  25,176      $  13,615     $  24,106
====================================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                                 $  12,378      $  12,340     $  13,059
   Interest on borrowings                                                                   --            108             6

See accompanying Notes to Financial Statements.

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

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY
                                                                                               Accumulated
                                                                                                  Other
                                                                                  Additional  Comprehensive                Total
                                                                         Capital    Paid-in  Income (Loss), Retained   Stockholder's
For the three years ended December 31, 2004 (In thousands)                Stock     Capital    Net of Tax   Earnings      Equity
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001, as previously reported                        $ 2,000   $49,000       $ 4,588     $260,875     $316,463
Deferred tax adjustment (Note 1)                                               --        --            --       21,806       21,806
                                                                          ----------------------------------------------------------
Balance, December 31, 2001, adjusted                                      $ 2,000   $49,000       $ 4,588     $282,681     $338,269
Comprehensive income:
   Net income                                                                  --        --            --       27,033       27,033
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
      of ($2,833) and income tax provision of ($13,606)                        --        --        25,268           --       25,268
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $2,846              --        --         5,285           --        5,285
                                                                                                  -------                  ---------
   Other comprehensive income                                                  --        --        30,553           --       30,553
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      57,586
Cash dividends                                                                 --        --            --      (14,000)     (14,000)
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                                $ 2,000   $49,000       $35,141     $295,714     $381,855
Comprehensive income:
   Net income                                                                  --        --            --       30,928       30,928
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
      of ($1,041) and income tax benefit of $2,107                             --        --        (3,911)          --       (3,911)
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $nil                --        --            (1)          --           (1)
                                                                                                  -------                  ---------
   Other comprehensive income                                                  --        --        (3,912)          --       (3,912)
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      27,016
Cash dividends                                                                 --        --            --      (20,000)     (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                                $ 2,000   $49,000       $31,229     $306,642     $388,871
Comprehensive income:
   Net income                                                                  --        --            --       35,018       35,018
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of income tax benefit of $32
      and net of adjustments to deferred policy acquisition costs
      of ($2,037) and deferred sales inducement costs of $391.                 --        --           (59)          --          (59)
   Reclassification adjustment for gains on Available-for-Sale securities
      included in net income, net of income tax provision of $641              --        --        (1,191)          --       (1,191)
                                                                                                  -------                  ---------
   Other comprehensive loss                                                    --        --        (1,250)          --       (1,250)
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      33,768
Cash dividends                                                                 --        --            --      (21,500)     (21,500)
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                                $ 2,000   $49,000       $29,979     $320,160     $401,139
====================================================================================================================================

See accompanying Notes to Financial Statements.

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5

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company organized under the laws of the State of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota corporation. IDS Life is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. IDS Life of New York serves residents of the State of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the American Express Retirement Advisor Advantage Plus(R) Variable Annuity and the American Express Retirement Advisor Select Plus(R) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income insurance. Although IDS Life of New York discontinued issuance of long-term care insurance at the end of 2002, IDS Life of New York still retains risk on a block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life of New York began outsourcing claims administration as well.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Financial Statements have been prepared in conformity with accounting principles generally accepted in the U.S. (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $21.8 million adjustment to increase December 31, 2001 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenues

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, structured securities, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

--------------------------------------------------------------------------------
6

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance, administrative and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using specific identification on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Balance Sheet

Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

IDS Life of New York has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

--------------------------------------------------------------------------------
7

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Reinsurance

IDS Life of New York reinsures a portion of the insurance risks associated with its life and long-term care (LTC) insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to minimize exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to variable universal and term life insurance products. IDS Life of New York typically retains, and is at risk for at most, 10% of each policy's death benefit from the first dollar of coverage for new sales. IDS Life of New York began reinsuring risks at this level during 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is normally $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies issued after 1995, IDS Life of New York retained 50% of the risk and ceded the remaining 50% of the risk to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on disability income contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality and morbidity rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization while a decrease in amortization percentage will result in a decrease in DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives fund administrative fees, mortality and expense risk fees, minimum death benefit guarantee fees and cost of insurance charges from the related accounts. IDS Life of New York's major sources of revenue from variable annuities it sells are mortality and expense risk and other fees.

--------------------------------------------------------------------------------
8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.2% at December 31, 2004.

Life and health policies

Liabilities for life insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have occurred but have not been reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross premium payments, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2004, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated discount rates for disability income policy reserves at December 31, 2004 are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for long-term care policy reserves at December 31, 2004 are currently 5.9% grading up to 8.9% over 30 years.

--------------------------------------------------------------------------------
9

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Claim reserves are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 3% to 8% at December 31, 2004, with an average rate of approximately 5.2% at December 31, 2004. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Income taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1, raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

In July 2003, the American Institute of Certified Public Accountants (AICPA) issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced the first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of:
(i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and deferred sales inducement costs associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $2.8 million (of which $1.8 million was part of the adoption charge discussed earlier) as compared to amounts expensed in 2003 and 2002 of $1.8 million and $1.0 million, respectively. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement. See
Note 4 for a further discussion regarding SOP 03-1.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

--------------------------------------------------------------------------------
10

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The entities considered VIE's under FIN 46 include SLTs for which IDS Life of New York has an 8% ownership interest in each of two SLT structures which are in the process of being liquidated as of December 31, 2004. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, IDS Life of New York is not required to consolidate the SLTs as it is not the primary beneficiary. As of December 31, 2004, IDS Life of New York's pro rata interest in the underlying portfolio consists of $82.7 million in high-yield loans which have a market value of $83.2 million. IDS Life of New York's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $22.6 million.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). IDS Life of New York complied with the disclosure provisions of this rule in Note 3 to the Financial Statements for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1 on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments were deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. IDS Life of New York will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

2. INVESTMENTS

Available for sale investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands)                                                                 Cost        Gains           Losses        Value
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                    $  712,769       $33,335        $(1,686)   $  744,418
   Mortgage and asset-backed securities                                  393,336        11,098           (530)      403,904
   Foreign corporates, government bonds and obligations                  175,381        11,442           (592)      186,231
   Structured investments(a)                                              40,333            --           (558)       39,775
   State and municipal obligations                                         5,995            28           (159)        5,864
   U.S. Government agency obligations                                     18,447           142            (40)       18,549
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        1,346,261        56,045         (3,565)    1,398,741
Preferred and common stocks                                                2,000            82             --         2,082
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $1,348,261       $56,127        $(3,565)   $1,400,823
====================================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands)                                                                 Cost        Gains           Losses        Value
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                    $  670,575       $35,469        $(2,792)   $  703,252
   Mortgage and asset-backed securities                                  405,743        13,064           (578)      418,229
   Foreign corporates, government bonds and obligations                  143,875         8,919         (1,142)      151,652
   Structured investments(a)                                              59,331            --           (919)       58,412
   State and municipal obligations                                         5,995            30           (192)        5,833
   U.S. Government agency obligations                                      3,426           128             --         3,554
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        1,288,945        57,610         (5,623)    1,340,932
Preferred and common stocks                                                2,000            70             --         2,070
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $1,290,945       $57,680        $(5,623)   $1,343,002
====================================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

--------------------------------------------------------------------------------
11

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                               Less than 12 months       12 months or more             Total
------------------------------------------------------------------------------------------------------------------------------------
                                                          Fair     Unrealized       Fair    Unrealized      Fair    Unrealized
Description of securities:                                Value      Losses         Value     Losses        Value     Losses
------------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                               $110,355   $  (815)       $29,451   $  (871)     $139,806   $(1,686)
Mortgage and other asset-backed securities                43,776      (486)         5,607       (44)       49,383      (530)
State and municipal obligations                               --        --          3,843      (159)        3,843      (159)
Structured investments                                        --        --         17,165      (558)       17,165      (558)
U.S. Government agencies                                   4,944       (40)            --        --         4,944       (40)
Foreign corporate debt securities                         29,093      (245)        21,196      (304)       50,289      (549)
Foreign government bonds and obligations                      97        (3)           767       (40)          864       (43)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   $188,265   $(1,589)       $78,029   $(1,976)     $266,294   $(3,565)
====================================================================================================================================

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
------------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value    Losses    Securities Fair Value   Losses      Securities Fair Value   Losses
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                 95        $188       $(2)           26        $78       $ (2)         121         $266      $ (4)
90% - 95%                  --          --        --            --         --         --           --           --        --
80% - 90%                  --          --        --             1         --         --            1           --        --
Less than 80%               1          --        --            --         --         --            1           --        --
------------------------------------------------------------------------------------------------------------------------------------
Total                      96        $188       $(2)           27        $78       $ (2)         123         $266      $ (4)
------------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $0.6 million of the $2.0 million in unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 95-100% category. With regard to this security, IDS Life of New York estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of IDS Life of New York's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. The remaining unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

IDS Life of New York monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

--------------------------------------------------------------------------------
12

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a distribution of investments classified as Available-for-Sale securities by maturity as of December 31, 2004:

                                                         Amortized       Fair
(Thousands)                                                 Cost        Value
--------------------------------------------------------------------------------
Due within 1 year                                     $   26,486    $   28,482
Due after 1 year through 5 years                         143,528       150,620
Due after 5 years through 10 years                       649,942       677,348
Due after 10 years                                        92,636        98,612
--------------------------------------------------------------------------------
                                                         912,592       955,062
Mortgage and asset-backed securities                     393,336       403,904
Structured investment                                     40,333        39,775
Preferred and common stocks                                2,000         2,082
--------------------------------------------------------------------------------
Total                                                 $1,348,261    $1,400,823
================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

At December 31, 2004 and 2003, bonds carried at $293 thousand and $295 thousand, respectively, were on deposit with the State of New York as required by law.

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 89 percent of IDS Life of New York's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $63 million and $72 million of securities at December 31, 2004 and 2003, which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and if the two agency's ratings differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2004          2003
--------------------------------------------------------------------------------
AAA                                                          32%           34%
AA                                                            3             2
A                                                            25            24
BBB                                                          31            31
Below investment grade                                        9             9
--------------------------------------------------------------------------------
   Total                                                    100%          100%
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 51 percent and 89 percent, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Sales                                    $ 92,583       $488,168      $215,680
Maturities                               $128,099       $139,530      $198,972
Purchases                                $278,401       $718,910      $590,944
--------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Gross realized gains from sales            $2,224        $15,397       $ 7,129
Gross realized losses from sales           $ (392)       $(8,271)      $(6,779)
Other-than-temporary impairments           $   --        $(7,125)      $(8,482)
--------------------------------------------------------------------------------

As of December 31, 2004, IDS Life of New York's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. IDS Life of New York invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001, IDS Life of New York placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22.0 million, into a securitization trust. In return, IDS Life of New York received $2.9 million in cash (excluding transaction expense) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19.1 million. As of December 31, 2004, the retained interests had a carrying value of $17.2 million, of which $12.7 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.
--------------------------------------------------------------------------------
13

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Mortgage loans on real estate

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

The following is a summary of mortgage loans on real estate at December 31:

(Thousands)                                                2004           2003
--------------------------------------------------------------------------------
Mortgage loans on real estate                           $168,515      $160,079
Mortgage loans on real estate reserves                     2,297         1,498
--------------------------------------------------------------------------------
Net mortgage loans                                      $166,218      $158,581
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $nil. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $nil and $295 thousand, respectively. IDS Life of New York recognized $nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Balance, January 1                         $1,498         $1,157          $805
Provision for mortgage loan losses            799            341           352
--------------------------------------------------------------------------------
Balance, December 31                       $2,297         $1,498        $1,157
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                December 31, 2004         December 31, 2003
--------------------------------------------------------------------------------
(Thousands)                  On Balance     Funding     On Balance    Funding
Region                          Sheet     Commitments      Sheet    Commitments
--------------------------------------------------------------------------------
West North Central            $ 12,728        $--       $ 12,728       $ 3,850
East North Central              42,084         --         38,402         5,575
South Atlantic                  18,637         --         23,313            --
Middle Atlantic                 21,738         --         11,941         2,800
Pacific                         20,527         --         26,213            --
Mountain                        32,093         --         29,395         2,700
New England                     10,496         --          7,272            --
West South Central               3,874         --          3,861           100
East South Central               6,338         --          6,954            --
--------------------------------------------------------------------------------
                               168,515         --        160,079        15,025
Less reserves for losses         2,297         --          1,498            --
--------------------------------------------------------------------------------
Total                         $166,218        $--       $158,581       $15,025
================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                  December 31, 2004           December 31, 2003
--------------------------------------------------------------------------------
(Thousands)                  On Balance     Funding     On Balance    Funding
Property type                   Sheet     Commitments      Sheet    Commitments
--------------------------------------------------------------------------------
Apartments                    $ 34,608        $--       $ 42,719       $ 2,100
Department/retail stores        48,035         --         39,426         9,350
Office buildings                42,695         --         32,303         3,575
Industrial buildings            25,880         --         25,897            --
Nursing/retirement                  --         --          3,525            --
Mixed Use                        1,355         --          1,394            --
Hotels/Motels                    5,516         --          2,994            --
Other                            3,627         --          3,700            --
Medical buildings                6,799         --          8,121            --
--------------------------------------------------------------------------------
                               168,515         --        160,079        15,025
Less reserves for losses         2,297         --          1,498            --
--------------------------------------------------------------------------------
Total                         $166,218        $--       $158,581       $15,025
================================================================================

--------------------------------------------------------------------------------
14

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Income on fixed maturity securities                                                    $73,139        $76,491       $71,665
Income on mortgage loans on real estate                                                 10,535          8,830         9,483
Other investments                                                                        3,850          3,272         3,890
------------------------------------------------------------------------------------------------------------------------------
                                                                                        87,524         88,593        85,038
Less investment expenses                                                                 1,489          1,476           862
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $86,035        $87,117       $84,176
==============================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $ 1,832          $   1       $(8,132)
Mortgage loans on real estate                                                           (1,256)          (341)         (352)
Other                                                                                       (1)             2             3
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $   575          $(338)      $(8,481)
==============================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                   $178,641       $164,234      $153,684
SOP 03-1 adoption impact                                                                   (14)            --            --
Capitalization of expenses                                                              24,447         23,927        30,327
Amortization                                                                           (10,489)        (8,479)      (16,944)
Change in unrealized investment gains and losses                                        (2,037)        (1,041)       (2,833)
------------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                 $190,548       $178,641      $164,234
==============================================================================================================================

4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York has established additional liabilities for these variable annuity death benefits under SOP 03-1. IDS Life of New York has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
15

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

---------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB by Benefit Type                                                                2004             2003
(Dollar amounts in millions)
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium     Total Contract Value                      $   77.6         $   79.9
                                                        Contract Value in Separate Accounts       $   51.0         $   53.4
                                                        Net Amount at Risk*                       $    0.7         $    0.1
                                                        Weighted Average Attained Age                   58               58
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset        Total Contract Value                      $1,621.4         $1,451.2
                                                        Contract Value in Separate Accounts       $1,325.7         $1,181.9
                                                        Net Amount at Risk*                       $   73.8         $  120.9
                                                        Weighted Average Attained Age                   60               60
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet      Total Contract Value                      $   66.3         $   43.0
                                                        Contract Value in Separate Accounts       $   56.1         $   34.3
                                                        Net Amount at Risk*                       $     --         $     --
                                                        Weighted Average Attained Age                   57               57
---------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                               Total Contract Value                      $    3.0         $    0.1
                                                        Contract Value in Separate Accounts       $    1.3         $     --
                                                        Net Amount at Risk*                       $     --         $     --
                                                        Weighted Average Attained Age                   64               64
---------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, and assumes the actuarially remote scenario that all claims become payable on the same day.

---------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                          GMDB
---------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                Liability balance at January 1                    $1.8
                                                    Reported claims                                   $1.2
                                                    Liability balance at December 31                  $1.6
                                                    Incurred claims (reported + change in liability)  $1.0
---------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contract holder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. Deferred sales inducement costs were $6.2 million and $5.7 million at December 31, 2004 and 2003, respectively. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. IDS Life of New York capitalized $1.7 million and $2.2 million for the years ended December 31, 2004 and 2003, respectively. IDS Life of New York amortized $0.9 million and $0.6 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision included in the Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------------
Federal income taxes:
   Current                                                                             $12,716        $10,056       $11,383
   Deferred                                                                              2,583          3,870         1,851
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        15,299         13,926        13,234
State income taxes-current                                                               1,347          1,360         1,068
--------------------------------------------------------------------------------------------------------------------------------
Income tax provision including accounting change                                       $16,646        $15,286       $14,302
================================================================================================================================

--------------------------------------------------------------------------------
16

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to IDS Life of New York's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                        2004                   2003                    2002
--------------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S.statutory rate                         $18,083     35.0%       $16,175     35.0%       $14,467     35.0%
Tax-exempt interest and dividend income                     (1,260)    (2.5)          (803)    (1.7)          (230)    (0.6)
State income taxes, net of federal benefit                     875      1.7            884      1.9            694      1.7
All other                                                   (1,052)    (2.0)          (970)    (2.1)          (629)    (1.5)
--------------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change              $16,646     32.2%       $15,286     33.1%       $14,302     34.6%
================================================================================================================================

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2004, IDS Life of New York had a policyholders' surplus account balance of $798 thousand. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provided a two-year suspension of the tax on policyholders' surplus account distribution. IDS Life of New York is evaluating making distributions which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders' surplus account and/or if IDS Life of New York is liquidated. Deferred taxes of $279 thousand have not been established because no distributions of such amounts are contemplated.

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of IDS Life of New York's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                    $59,186      $ 55,640
   Other investments                                                                                    9,087        12,388
   Other                                                                                                2,463            --
----------------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                       70,736        68,028
----------------------------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   56,270        53,251
   Deferred taxes related to net unrealized securities gains                                           18,397        16,819
   Other                                                                                                   22            --
----------------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                                  74,689        70,070
----------------------------------------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                                                   $(3,953)      $(2,042)
==================================================================================================================================

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life of New York will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to IDS Life of New York's surplus as determined in accordance with accounting practices prescribed by the State of New York. IDS Life of New York's statutory unassigned surplus aggregated $174.8 million and $166.4 million as of December 31, 2004 and 2003, respectively. Dividends in excess of $22.5 million would require approval of the Department of Insurance of the State of New York.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                  $ 34,718       $ 25,295      $ 13,053
Statutory capital and surplus                                                          227,022        218,649       212,901

--------------------------------------------------------------------------------
17

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $47 thousand, $30 thousand, and $30 thousand in 2004, 2003, and 2002, respectively.

IDS Life of New York also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2004, 2003, and 2002 were $170 thousand, $145 thousand, and $127 thousand, respectively.

IDS Life of New York participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Costs of these plans charged to operations in 2004, 2003, and 2002 were $nil.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2004, 2003, and 2002, which are calculated on the basis of commission earnings of the individual financial advisors, were $148 thousand, $468 thousand, and $199 thousand, respectively. Such costs are included in deferred policy acquisition costs.

IDS Life of New York maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2004, 2003, and 2002 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $17.8 million, $17.6 million, and $23.2 million, for 2004, 2003, and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2004 and 2003 are payables of $2.6 million and $1.2 million respectively, to IDS Life for federal income taxes.

8. LINES OF CREDIT

IDS Life of New York has an available line of credit with AEFC of $25 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2004 or 2003.

9. REINSURANCE

At December 31, 2004, 2003, and 2002, traditional life and universal life insurance in force aggregated $8.3 billion, $7.5 billion and $7.0 billion, respectively, of which $2.7 billion, $1.9 billion, and $1.1 billion, was reinsured at the respective year-ends. IDS Life of New York also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $7.3 million, $6.3 million, and $6.6 million and reinsurance recovered from reinsurers amounted to $1.8 million, $131 thousand, and $511 thousand, for the years ended December 31, 2004, 2003, and 2002, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. As of December 31, 2004, life insurance inforce was reported on a statutory basis, which is reflective of accumulation values.

--------------------------------------------------------------------------------
18

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments". The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                   2004                         2003
---------------------------------------------------------------------------------------------------------------------------------
                                                                          Carrying       Fair           Carrying      Fair
(Thousands)                                                                Amount        Value           Amount       Value
---------------------------------------------------------------------------------------------------------------------------------
Financial Assets
Investments                                                             $1,400,823  $1,400,823        $1,343,002 $1,343,002
Mortgage loans on real estate                                              166,218     173,426           158,581    166,091
Cash and cash equivalents                                                   25,176      25,176            13,615     13,615
Separate account assets                                                  1,681,670   1,681,670         1,443,767  1,443,767

Financial Liabilities
Fixed annuities                                                         $1,035,400  $1,003,055        $  971,122 $  932,821
Separate account liabilities                                             1,448,609   1,396,660         1,246,413  1,201,081
---------------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

For variable rate loans that reprice within a year where there has been no significant change in counterparties' creditworthiness, fair values approximate carrying value.

The fair values (mortgage loans on real estate), except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Balance Sheets.

The carrying values of cash and cash equivalents approximate fair value due to the short-term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.4 million and $98.4 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $233.1 million and $197.4 million at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

--------------------------------------------------------------------------------
19

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. IDS Life Insurance Company of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's of New York financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the exam of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed IDS Life of New York's financial strength rating of "A+" under review with negative implications, Moody's affirmed IDS Life of New York's financial strength rating at "Aa3" and Fitch lowered IDS Life of New York's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for IDS Life of New York. In connection with the spin-off, American Express Company intends to provide additional capital to IDS Life of New York to confirm its current financial strength ratings.

--------------------------------------------------------------------------------
20

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

13. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                                    $  35,018      $  30,928     $  27,033
Deferred policy acquisition costs                                                       (8,660)       (16,185)      (14,624)
Adjustments of future policy benefit liabilities                                        (3,933)         5,849         8,845
Deferred income tax expense                                                              4,051          3,870         1,851
Provision for losses on investments                                                        800            341           352
Interest maintenance reserves gain/loss transfer and amortization                         (453)        (5,343)       (2,178)
Adjustment to separate account reserves                                                  4,221          6,779        (7,940)
Other, net                                                                               3,675           (944)         (286)
----------------------------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                                           $  34,718      $  25,295     $  13,053
==================================================================================================================================

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements                          $ 401,139      $ 388,871     $ 381,855
Deferred policy acquisition costs                                                     (190,548)      (178,641)     (164,234)
Deferred sales inducements                                                              (6,186)        (5,716)       (4,137)
Adjustments of future policy benefit liabilities                                        41,458         31,857        21,826
Deferred income tax liabilities                                                         58,467         59,129        58,381
Asset valuation reserve                                                                (11,133)        (7,349)       (8,112)
Adjustments of separate account liabilities                                             60,737         56,516        49,737
Adjustments of investments to amortized cost                                           (52,563)       (52,048)      (57,035)
Premiums due, deferred and in advance                                                    1,063          1,187         1,317
Deferred revenue liability                                                               4,457          4,584         4,901
Reserves for mortgage loan losses                                                        2,298          1,498         1,157
Non-admitted assets                                                                    (49,031)       (54,071)      (53,448)
Interest maintenance reserve                                                            (5,459)        (5,007)          337
Reinsurance ceded reserves                                                             (29,025)       (22,084)      (18,151)
Other, net                                                                               1,348            (77)       (1,493)
----------------------------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                                  $ 227,022      $ 218,649     $ 212,901
==================================================================================================================================

--------------------------------------------------------------------------------
21

                                                              S-6343-2 A (10/05)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the IDS Life of New York Variable Annuity Account

     Retirement Advisor Variable Annuity(R)
     Retirement Advisor Advantage(R) Variable Annuity
     Retirement Advisor Select Variable Annuity(R)
     Retirement Advisor Advantage Plus(R) Variable Annuity
     Retirement Advisor Select Plus(R) Variable Annuity including:

     Report of Independent Registered Public Accounting Firm dated March 31,
     2005.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2004. Statements of Operations for the year ended Dec. 31, 2004.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2004 and 2003.
     Notes to Financial Statements.

     The audited financial statements of the IDS Life of New York Insurance Company

     Report of  Independent Registered Public Accounting Firm dated Feb. 18,
     2005.
     Balance Sheets as of Dec. 31, 2004 and 2003.
     Statements of Income for the years ended Dec. 31, 2004, 2003 and 2002. Statements of Cash Flows for the years ended Dec. 31, 2004, 2003 and 2002. Statements of Stockholder's Equity for the three years ended Dec. 31, 2004, 2003 and 2002.
     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit
         1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

2        Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as
         Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as
         Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co.
         and Calvert Distributors Inc. and IDS Life Insurance Company of
         New York filed electronically as Exhibit 8.3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company of New York, dated August 13, 2001 filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.8      Copy of Participation Agreement between IDS Life Insurance
         Company of New York and INVESCO Variable Investment Funds, Inc,
         and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as
         Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August
         13, 2001 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.13 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit
         8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.15     Copy of Participation Agreement by and among Wanger Advisors
         Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as
         Exhibit  8.14  to  Registrant's  Post-Effective  Amendment  No.  4  to
         Registration   Statement  No.  333-91691  is  incorporated  herein  by
         reference.

8.16 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm for Retirement Advisor Advantage Plus(R) Variable Annuity/Retirement Advisor Select Plus Variable Annuity(R) is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Power of Attorney to sign this Registration Statement dated April 13, 2005 filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

14.      Not applicable.

Item 25.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474

Paul R. Johnston                      50605 Ameriprise Financial Center         Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 Ameriprise Financial Center         Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474

B. Roger Natarajan                                                              Vice President and Chief Actuary

Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Scott R. Plummer                                                                38a-1 Chief Compliance Officer

Heather M. Somers                                                               General Counsel

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

David K. Stewart                                                                Vice President and Controller

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     Advisory Capital Income LLC                                                        Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitative Equity (General Partner) LLC                                 Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Indiana Inc.                                  Indiana
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Partners Life Insurance Company                                           Arizona
     Ameriprise Auto & Home Insurance                                                   Wisconsin
     Ameriprise Certificate Company                                                     Delaware
     Ameriprise Financial Inc.                                                          Delaware
     Ameriprise Financial Services Inc.                                                 Delaware
     Ameriprise Trust Company                                                           Minnesota
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation                                        Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Realty Assets, Inc.                                                                Nebraska
     RiverSource Investments, LLC                                                       Minnesota
     RiverSource Services Corporation                                                   Minnesota
     RiverSource Tax Advantage Investments Inc.                                         Delaware
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle Asset Management Holdings Ltd.                                        England

Item 27. Number of Contractowners

         As of March 31, 2005, there were 11,823 non-qualified contract owners and 11,978 qualified contract owners in the IDS Life of New York Variable Annuity Account.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free Income Trust; World Trust;  Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Riversource Investments

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Treasurer

         Walter S. Berman                               Director

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, President, Chairman of
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         625 Kenmor Ave South East                      Greater Michigan
         Suite 301
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

        Laura C. Gagnon                                 Vice President - Investor Relations

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Martin T. Griffin                              Vice President and National Sales
                                                        Manager External Channel

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

        Kelli A. Hunter                                 Executive Vice President -
                                                        Human Resources

         Debra A. Hutchinson                            Vice President - Technologies I

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Gregory C. Johnson                             Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Neysa A. Alecu                                 Money Laundering Prevention
                                                        Officer

         Benji Orr                                      Deputy Money Laundering
                                                        Prevention Officer

         Robert Whalen                                  Group Vice President -
         939 West North Ave                             Chicago Metro
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Jeffrey McGregor                               Vice President and National
                                                        Sales Manager for Distribution

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Jeryl A. Millner                               Senior Vice President

         Penny J. Meier                                 Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service
                                                        Operations

         B. Roger Natarajan                             Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -
         Suite 100                                      Carolinas
         5511 Capital Center Drive
         Raleigh, NC  27606

         Mark A. Riordan                                Vice President - Finance
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Martin S. Solhaug                              Vice President - International
                                                        Comp and Benefits

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President and Controller

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President, Lead Financial
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         601 108th Ave North East                        Pacific Northwest
         Suite 1800
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer - Asset
                                                        Management and Insurance

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         John Woerner                                   Senior Vice President - Strategic
                                                        Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.



(c)      Name of principal          Net Underwriting            Compensation    Brokerage
         Underwriter                Discount and Commissions    on redemption   Commissions       Compensation
         -----------                ------------------------    --------------  -----------       ------------
         American Express                 $4,089,351                 None          None               None
         Financial Advisors Inc.

Item 30. Location of Accounts and Records

         IDS Life Insurance Company of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 11th day of October, 2005.


         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 11th day of October, 2005.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Prevention
                                       Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward

* Signed pursuant to Power of Attorney dated April 13, 2005, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 13, by:


/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 19 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus for:
         RiverSource(SM) Retirement Advisor Advantage Plus Variable Annuity RiverSource(SM) Retirement Advisor Select Plus Variable Annuity

Part B.

         Statement of Additional Information.
         Financial Statements.
Part C.

         Other Information.

         The signatures.

Exhibits.